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UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC  20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08261

Madison Funds

(Exact name of registrant as specified in charter)

550 Science Drive, Madison, WI  53711

(Address of principal executive offices)(Zip code)

Steve J. Fredricks

Chief Legal Officer & Chief Compliance Officer

550 Science Drive

Madison, WI  53711

(Name and address of agent for service)

Registrant’s telephone number, including area code:  608-274-0300

Date of fiscal year end:  October 31

Date of reporting period:  April 30, 2021

Form N-CSRS is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSRS in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSRS, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSRS unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders

Semi-annual Report

(unaudited)

April 30, 2021

Madison Conservative Allocation Fund
Madison Moderate Allocation Fund
Madison Aggressive Allocation Fund

Madison Tax-Free Virginia Fund
Madison Tax-Free National Fund

Madison High Quality Bond Fund
Madison Core Bond Fund

Madison Diversified Income Fund
Madison Covered Call & Equity Income Fund
Madison Dividend Income Fund
Madison Investors Fund
Madison Mid Cap Fund
Madison Small Cap Fund
Madison International Stock Fund

MADISON FUNDS | April 30, 2021

Although each fund’s name begins with the word “Madison,” the word “Madison” may be omitted in this report for simplicity when referring to any particular fund, group of funds or list of funds.

Nondeposit investment products are not federally insured, involve investment risk, may lose value and are not obligations of or guaranteed by any financial institution.

For more complete information about Madison Funds, including charges and expenses, request a prospectus from your financial advisor or from Madison Funds, P.O. Box 219083, Kansas City, MO 64121-9083. Consider the investment objectives, risks, and charges and expenses of any fund carefully before investing. The prospectus contains this and other information about the funds.

For more current performance information, please call 1-800-877-6089 or visit our website at www.madisonfunds.com. Current performance may be lower or higher than the performance data quoted within. Performance data shown represents past performance, past performance does not guarantee future results.

Nothing in this report represents a recommendation of a security by the investment adviser. Portfolio holdings may have changed since the date of this report.

MADISON FUNDS | April 30, 2021

Period in Review (unaudited)

Supported by unprecedented levels of fiscal stimulus, ongoing global central bank accommodation, quickly recovering corporate profits, and encouraging news on the COVID-19 vaccine front, risk assets continued their steady and impressive ascent since putting in their pandemic-related panic lows during March of 2020. For the six-months ended April 30, 2021, U.S. equities represented by the Russell 3000® Index, rose 31.1% while foreign equities represented by the MSCI ACWI-ex U.S. Index, climbed 27.4%. U.S. bonds as represented by the Barclays U.S. Aggregate Bond Index, returned -1.5% as interest rates rose over the period. The largest U.S. companies as represented by the S&P 500® Index increased 28.9%.

The biggest market driver over the period was the surprisingly positive news about three different COVID-19 vaccines, all testing at an efficacy rate which surpassed expectations. The prospect of immunization, first to front-line health care workers, then to high risk populations, and eventually to the full community kept the forward-looking optimism of the stock market at its optimum. At the same time, the initially contested results of the presidential election seemed to be gravitating to more normality, which fit into the overall mood of the market. One specific announcement, regarding Biden’s nomination of Janet Yellen to head Treasury, seemed to be especially well received by the market as it harkened back to her consistently dovish governance during her tenure as Federal Reserve (Fed) Chair.

In late 2020 to early 2021, one of the leading S&P 500® sectors was Energy, which only composed 2% of the Index. Yet it had been more than 13% of the Index as recently as the end of 2008. It is important to realize that a big move in an index forty years ago, or even a dozen years ago involved different companies, different sector weightings, and continuous material changes to economic environments. When sector returns vary as much as they have lately, the composition of an index, as well as the composition of an actively managed portfolio, can have a major influence on real as well as relative returns.

The Energy sector rally reflected the overall rotation of the market to more economically sensitive components which had lagged the broader market recovery since the steep drop March of 2020. This signaled a market looking down the road to what appears to be better times ahead.

In terms of industry specific variance, over the past few months we have been seeing a shift in market leadership from the most aggressive growth companies, mostly in the technology sector, to more cyclically oriented value stocks, while smaller stocks made up ground after having trailed large-cap stocks through much of the past year’s COVID-19 driven market. This trend generally continued over the first four months of 2021. The strongest sectors were in economically sensitive, cyclical areas including Energy, Financials, and Industrials. The traditionally defensive Health Care and Consumer Staples sectors were weaker. Much of this has been powered by a growing confidence in economic recovery, largely based on encouraging COVID-19 developments, particularly the expanding vaccination effort.

On February 23, Fed Chairman Powell held his semiannual testimony before Congress and reaffirmed the Fed’s commitment to holding rates at their current lows for some time while maintaining its current level of asset purchasing in support of price stabilization and full employment. While this kind of commitment is typically bullish for stocks, it was overwhelmed by concerns that the Fed would be hampered in its normal reactions to any substantial increase in inflation. Over the next few days, the growing confidence in economic expansion and loose money fueled inflationary concerns which in turn put selling pressure on the relatively low-yielding 5-year and 10-year Treasury Bonds. Concerns over the economy over-heating, or perhaps inflation, also appeared to be behind the late-February dip in the stock market. Central banks around the world are of similar mindset to our Fed, and the prospect of $1.9 trillion in U.S. fiscal stimulus is being seconded internationally. Much of the impetus for fiscal stimulus comes from the consensus that the recovery from the financial crisis of 2008 was hampered by an insufficient fiscal response. While the boom in housing pricing is not directly folded into the Consumer Price Index (CPI) measurement, the cascading effect into rental rates could be coming down the road. Oil prices have been rising steadily along with other essential commodities and food prices were up around 4% in 2020.

After more than a decade of subdued inflation, memories of the complications of investing in inflationary times have faded. It is possible that as the economy reopens, we may see some transient bursts of inflation as supply chains normalize but at this point, we do not anticipate a sustained rise in inflation. We also prefer to look at the potential impact of inflation on our holdings company by company. Can the company absorb higher input costs by passing along these increased costs to customers? What will higher borrowing rates mean? The prospect of rising interest rates, for instance, can be a plus for many financials. Over longer periods of inflation, owning stocks has been one of best means of staying ahead of the potential erosion of purchasing power. While recognizing the power investing in stocks can have in fending off inflation it should be noted that not all stocks and sectors react the same in this type of economic environment, supporting the continual oversight of active management.

MADISON FUNDS | REVIEW OF PERIOD (unaudited) - continued | April 30, 2021

ALLOCATION FUNDS SUMMARY

The Madison Conservative Allocation, Moderate Allocation and Aggressive Allocation Funds invest primarily in shares of registered investment companies (the “Underlying Funds”). The funds are diversified among a number of asset classes and their allocation among Underlying Funds are based on an asset allocation model developed by Madison Asset Management, LLC (“Madison”), the funds’ investment adviser. The team may use multiple analytical approaches to determine the appropriate asset allocation, including:

•	Asset allocation optimization analysis – considers the degree to which returns in different asset classes do or do not move together, and the funds’ aim to achieve a favorable overall risk profile for any targeted portfolio return.

•	Scenario analysis– historical and expected return data is analyzed to model how individual asset classes and combinations of asset classes would affect the funds under different economic and market conditions.

•	Fundamental analysis – draws upon Madison’s investment teams to judge each asset class against current and forecasted market conditions. Economic, industry and security analysis is used to develop return and risk expectations that may influence asset class selection. In addition, Madison has a flexible mandate which permits the funds, at the sole discretion of Madison, to materially reduce equity risk exposures when and if conditions are deemed to warrant such an action.

MADISON CONSERVATIVE ALLOCATION FUND

INVESTMENT STRATEGY HIGHLIGHTS

Under normal circumstances, the Madison Conservative Allocation Fund’s total net assets will be allocated among various asset classes and Underlying Funds, including those whose shares trade on a stock exchange (exchange traded funds or “ETFs”), with target allocations over time of approximately 35% equity investments and 65% fixed income investments. Underlying Funds in which the fund invests may include funds advised by Madison and/or its affiliates, including other Madison Funds (the “Affiliated Underlying Funds”). Generally, Madison will not invest more than 75% of the fund’s net assets, at the time of purchase, in Affiliated Underlying Funds.

PERFORMANCE DISCUSSION

The Madison Conservative Allocation Fund (Class A at NAV) returned 4.93% for the period, underperforming the Conservative Allocation Fund Custom Index return of 8.76%. The Fund underperformed its peers as measured by the Morningstar U.S. Fund Allocation 30%-50% Equity category, which returned 13.15%. For more up-to-date information about the Fund, including a quarterly investment letter from the portfolio managers, please visit www.madisonfunds.com.

PORTFOLIO ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 4/30/21
Alternative Funds	2.2%
Bond Funds	62.9%
Foreign Stock Funds	10.8%
Short-Term Investments	13.7%
Stock Funds	20.5%
Net Other Assets and Liabilities	(10.1)%

TOP TEN HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 4/30/21
Madison Core Bond Fund Class I	21.3%
iShares MBS ETF	12.5%
Vanguard Short-Term Corporate Bond ETF	12.5%
Baird Aggregate Bond Fund Institutional Shares	8.6%
iShares 20+ Year Treasury Bond ETF	8.0%
Madison Investors Fund Class R6	7.9%
Vanguard FTSE All-World ex-U.S. ETF	4.5%
Madison Dividend Income Fund Class I	3.7%
Schwab U.S. Dividend Equity ETF	2.5%
SPDR S&P Emerging Asia Pacific ETF	2.4%

MADISON MODERATE ALLOCATION FUND

INVESTMENT STRATEGY HIGHLIGHTS

Under normal circumstances, the Madison Moderate Allocation Fund’s total net assets will be allocated among various asset classes and Underlying Funds, including those whose shares trade on a stock exchange (exchange traded funds or “ETFs”), with target allocations over time of approximately 60% equity investments and 40% fixed income investments. Underlying Funds in which the fund invests may include Affiliated Underlying Funds. Generally, Madison will not invest more than 75% of the fund’s net assets, at the time of purchase, in Affiliated Underlying Funds.

PERFORMANCE DISCUSSION

The Madison Moderate Allocation Fund (Class A at NAV) returned 10.17% for the period, while its blended benchmark, the Moderate Allocation Fund Custom Index, returned 16.58%. The Fund underperformed its Morningstar peer group as the U.S. Fund Allocation 50%-70% Equity category, which averaged a 20.03% return. For more up-to-date information about the Fund, including a quarterly investment letter from the portfolio managers, please visit www.madisonfunds.com.

PORTFOLIO ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 4/30/21
Alternative Funds	3.6%
Bond Funds	37.6%
Foreign Stock Funds	20.1%
Short-Term Investments	7.5%
Stock Funds	34.1%
Net Other Assets and Liabilities	(2.9)%

TOP TEN HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 4/30/21
Madison Investors Fund Class R6	12.1%
Madison Core Bond Fund Class I	11.8%
Vanguard Short-Term Corporate Bond ETF	8.0%
iShares MBS ETF	7.4%
Madison Dividend Income Fund Class I	7.1%
Vanguard FTSE All-World ex-U.S. ETF	6.7%
iShares 20+ Year Treasury Bond ETF	5.4%
Baird Aggregate Bond Fund Institutional Shares	4.9%
VanEck Vectors Gold Miners ETF	4.0%
SPDR S&P Emerging Asia Pacific ETF	3.8%

MADISON AGGRESSIVE ALLOCATION FUND

INVESTMENT STRATEGY HIGHLIGHTS

Under normal circumstances, the Madison Moderate Allocation Fund’s total net assets will be allocated among various asset classes and Underlying Funds, including those whose shares trade on a stock exchange (exchange traded funds or “ETFs”), with target allocations over time of approximately 80% equity investments and 20% fixed income investments. Underlying Funds in which the fund invests may include Affiliated Underlying Funds. Generally, Madison will not invest more than 75% of the fund’s net assets, at the time of purchase, in Affiliated Underlying Funds.

PERFORMANCE DISCUSSION

The Madison Aggressive Allocation Fund (Class A at NAV) returned 14.48% for the period, trailing its blended benchmark, the Aggressive Allocation Fund Custom Index, which returned 23.14%. The Fund underperformed its Morningstar U.S. Fund Allocation 70%-85% Equity category peer group, which averaged a 24.69% return. For more up-to-date information about the Fund, including a quarterly investment letter from the portfolio managers, please visit www.madisonfunds.com.

Madison Funds | Review of Period (unaudited) - continued | April 30, 2021

PORTFOLIO ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 4/30/21
Alternative Funds	4.8%
Bond Funds	18.0%
Foreign Stock Funds	29.5%
Short-Term Investments	15.7%
Stock Funds	42.5%
Net Other Assets and Liabilities	(10.5)%

TOP TEN HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 4/30/21
Madison Investors Fund Class R6	14.2%
Madison Dividend Income Fund Class I	9.6%
Vanguard FTSE All-World ex-U.S. ETF	7.7%
Madison Core Bond Fund Class I	6.0%
Vanguard FTSE All World ex-U.S. Small-Cap ETF	5.4%
VanEck Vectors Gold Miners ETF	5.3%
SPDR S&P Emerging Asia Pacific ETF	5.3%
Vanguard Information Technology ETF	5.0%
Invesco Optimum Yield Diversified Commodity Strategy	4.8%
Vanguard Short-Term Corporate Bond ETF	4.4%

MADISON TAX-FREE VIRGINIA FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Madison Tax-Free Virginia Fund seeks to achieve its investment objectives by investing at least 80% of its net assets in municipal bonds that are exempt from federal and state income tax for residents of Virginia. These securities may be issued by state governments, their political subdivisions (for example, cities and counties) and public authorities (for example, school districts and housing authorities). The fund may also invest in bonds that, under federal law, are exempt from federal and state income taxation, such as bonds issued by the District of Columbia, Puerto Rico, the Virgin Islands and Guam. The fund invests in intermediate and long-term bonds having average, aggregate maturities (at the portfolio level) of 7 to 15 years.

PERFORMANCE DISCUSSION

The Madison Tax-Free Virginia Fund (Class Y) had a total return of 0.61% for the period. The ICE Bank of America Merrill Lynch 1-22 year Municipal Securities Index returned 2.20%, while the Fund’s Morningstar peer group, the Municipal Single State Intermediate Category returned 1.46%. For more up-to-date information about the Fund, including a quarterly investment letter from the portfolio managers, please visit www.madisonfunds.com.

PORTFOLIO ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 4/30/21
Airport	3.4%
Development	5.8%
Education	9.3%
Facilities	7.1%
General	16.0%
General Obligation	24.6%
Medical	5.5%
Power	1.6%
Transportation	10.2%
Utilities	1.6%
Water	12.9%
Net Other Assets and Liabilities	2.0%

TOP TEN HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 4/30/21
Northern Virginia Transportation Authority, 5.0%, 6/1/30	4.3%
County of Arlington VA, 5.0%, 8/15/30	3.6%
James City County Economic Development Authority, 5.0%, 6/15/30	3.1%
Metropolitan Washington Airports Authority Revenue, 5.0%, 10/1/43	2.9%
County of Henrico VA Water & Sewer Revenue, 4.0%, 5/1/32	2.9%
City of Norfolk VA, 5.0%, 8/1/47	2.9%
Hampton Roads Transportation Accountability Commission, 5.0%, 7/1/42	2.8%
Virginia Commonwealth Transportation Board, 5.0%, 3/15/25	2.8%
Commonwealth of Virginia, 5.0%, 6/1/23	2.7%
Virginia College Building Authority, 5.0%, 2/1/23	2.6%

MADISON TAX-FREE NATIONAL FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Madison Tax-Free National Fund seeks to achieve its investment objective by investing at least 80% of its net assets in municipal bonds that are exempt from federal income taxes. These securities may be issued by state governments, their political subdivisions (for example, cities and counties) and public authorities (for example, school districts and housing authorities). The fund may also invest in bonds that, under federal law, are exempt from federal and state income taxation, such as bonds issued by the District of Columbia, Puerto Rico, the Virgin Islands and Guam. The fund invests in intermediate and long-term bonds having average, aggregate maturities (at the portfolio level) of 7 to 15 years. The primary difference between this fund and the Madison Tax-Free Virginia Fund is that the Madison Tax-Free Virginia Fund will invest in bonds that are exempt from federal and state income tax for residents of Virginia, while this fund will invest in bonds that are exempt from federal income tax.

PERFORMANCE DISCUSSION

The Madison Tax-Free National Fund (Class Y) had a total return of 0.95% for the period, underperforming its benchmark ICE Bank of America Merrill Lynch 1-22 year Municipal Securities Index which returned 2.20%, while the Fund’s Morningstar peer group, the Municipal National Intermediate, returned 2.78%. For more up-to-date information about the Fund, including a quarterly investment letter from the portfolio managers, please visit www.madisonfunds.com.

STATE ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 4/30/21
Alabama	2.9%	New Mexico	1.0%
Arkansas	0.9%	New York	5.1%
California	0.7%	North Carolina	3.8%
Colorado	2.2%	Ohio	2.5%
Florida	6.2%	Oklahoma	4.1%
Georgia	4.0%	Pennsylvania	3.1%
Hawaii	2.3%	South Carolina	1.1%
Idaho	2.4%	Tennessee	2.4%
Illinois	6.1%	Texas	9.7%
Indiana	5.4%	Utah	1.7%
Kansas	3.7%	Virginia	6.9%
Kentucky	2.3%	Washington	1.0%
Michigan	1.7%	West Virginia	2.4%
Mississippi	2.6%	Wisconsin	2.0%
Missouri	2.1%	Net Other Assets and Liabilities	2.0%
New Jersey	5.7%

TOP TEN HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 4/30/21
Cook County School District No. 111, General Obligation, 5.0%, 12/1/35	3.0%
City of Austin TX, General Obligation, 5.0%, 9/1/26	2.9%
Hampton Roads Sanitation District, 5.0%, 10/1/36	2.8%
Vanderburgh County Redevelopment District, Tax Allocation, 5.0%, 2/1/26	2.6%
City of Wichita KS, General Obligation, 5.0%, 12/1/24	2.6%
City of Fort Worth TX, General Obligation, 4.0%, 3/1/29	2.6%
Medical Center Educational Building Corp., 5.0%, 6/1/30	2.6%
North Carolina Medical Care Commission, 5.0%, 6/1/40	2.5%
Cleveland-Cuyahoga County Port Authority, 5.0%, 7/1/24	2.5%
Orlando Utilities Commission, 5.0%, 10/1/22	2.5%

MADISON HIGH QUALITY BOND FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Madison High Quality Bond Fund seeks to achieve its investment objective through diversified investments in a broad range of corporate debt securities, obligations of the U.S. Government and its agencies, and money market instruments. In seeking to achieve the fund’s goals, the fund’s management will (1) shorten or lengthen the dollar weighted average maturity of the fund based on its anticipation of the movement of interest rates (the dollar weighted average maturity is expected to be ten years or less), and (2) monitor the yields of the

Madison Funds | Review of Period (unaudited) - continued | April 30, 2021

various bonds that satisfy the fund’s investment guidelines to determine the best combination of yield, credit risk and diversification for the fund. Under normal market conditions, the fund will invest at least 80% of its net assets in higher quality bond issues and, therefore, intends to maintain an overall portfolio quality rating of A by Standard & Poor’s and/or A2 by Moody’s.

PERFORMANCE DISCUSSION

The Madison High Quality Bond Fund (Class Y) returned -0.88% for the period, outperforming the Fund’s benchmark, the Bloomberg Barclays U.S. Intermediate Government Credit A+ Bond Index, which returned -1.01%. The Morningstar Short-Term Bond peer group returned 1.17% for the period. For more up-to-date information about the Fund, including a quarterly investment letter from the portfolio managers, please visit www.madisonfunds.com.

PORTFOLIO ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 4/30/21
Communication Services	2.2%
Consumer Discretionary	6.6%
Consumer Staples	4.9%
Fannie Mae	10.4%
Financials	18.5%
Freddie Mac	6.9%
Health Care	1.0%
Industrials	1.2%
Information Technology	4.1%
Short-Term Investments	0.1%
U.S. Treasury Notes	42.6%
Utilities	0.3%
Net Other Assets and Liabilities	1.2%

TOP TEN HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 4/30/21
Fannie Mae, 1.875%, 4/5/22	3.3%
U.S. Treasury Notes, 2.375%, 8/15/24	3.1%
U.S. Treasury Notes, 2.125%, 5/15/25	3.1%
U.S. Treasury Notes, 2.500%, 8/15/23	3.0%
U.S. Treasury Notes, 2.125%, 2/29/24	3.0%
U.S. Treasury Notes, 1.625%, 5/31/23	3.0%
Freddie Mac, 0.375%, 4/20/23	2.9%
U.S. Treasury Notes, 2.750%, 11/15/23	2.7%
U.S. Treasury Notes, 2.250%, 11/15/24	2.7%
Fannie Mae, 2.125%, 4/24/26	2.7%

MADISON CORE BOND FUND

INVESTMENT STRATEGY HIGHLIGHTS

Under normal market conditions, the Madison Core Bond Fund invests at least 80% of its net assets in bonds. To keep current income relatively stable and to limit share price volatility, the fund emphasizes investment grade securities and maintains an intermediate (typically 3-7 year) average portfolio duration, with the goal of being between 85-115% of the market benchmark duration. The fund strives to add incremental return in the portfolio by making strategic decisions related to credit risk, sector exposure and yield curve positioning. The fund may invest in corporate debt securities, U.S. Government debt securities, foreign government debt securities, non-rated debt securities, and asset-backed, mortgage-backed and commercial mortgage-backed securities.

PERFORMANCE DISCUSSION

The Madison Core Bond Fund (Class Y) returned -0.24% for the period, outperforming the Fund’s benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index®, which returned -1.52%. The Fund outpaced its Morningstar Intermediate-Term Core Bond peer group which fell -0.87% for the period. For more up-to-date information about the Fund, including a quarterly investment letter from the portfolio managers, please visit www.madisonfunds.com.

PORTFOLIO ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 4/30/21
Asset Backed Securities	8.2%
Collateralized Mortgage Obligations	6.6%
Commercial Mortgage-Backed Securities	3.4%
Corporate Notes and Bonds	39.3%
Foreign Corporate Bonds	0.2%
Mortgage Backed Securities	13.8%
Short-Term Investments	5.5%
U.S. Government and Agency Obligations	23.6%
Net Other Assets and Liabilities	(0.6)%

TOP TEN HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 4/30/21
U.S. Treasury Notes, 1.500%, 8/15/26	3.3%
U.S. Treasury Notes, 0.375%, 1/31/26	3.3%
U.S. Treasury Notes, 2.250%, 11/15/25	3.3%
U.S. Treasury Notes, 2.375%, 5/15/27	2.7%
U.S. Treasury Notes, 2.750%, 2/15/24	1.7%
U.S. Treasury Bonds, 6.625%, 2/15/27	1.6%
U.S. Treasury Bonds, 4.500%, 5/15/38	1.3%
U.S. Treasury Bonds, 5.375%, 2/15/31	1.0%
U.S. Treasury Bonds, 3.0%, 5/15/45	0.9%
U.S. Treasury Notes, 2.875%, 5/15/28	0.9%

MADISON DIVERSIFIED INCOME FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Madison Diversified Income Fund seeks income by investing in a broadly diversified array of securities including bonds, common stocks, real estate securities, foreign market bonds and stocks and money market instruments. Bonds, stock and cash components will vary, reflecting the portfolio managers’ judgments of the relative availability of attractively yielding and priced stocks and bonds; however, under normal market conditions, the fund’s portfolio managers generally attempt to target a 40% bond and 60% stock investment allocation. Nevertheless, bonds may constitute up to 80% of the fund’s assets, stocks will constitute up to 70% of the fund’s assets, real estate securities will constitute up to 25% of the fund’s assets, foreign stocks and bonds will constitute up to 25% of the fund’s assets and money market instruments may constitute up to 25% of the fund’s assets. Although the fund is permitted in invest up to 80% of its assets in lower credit quality bonds, under normal circumstances, the fund intends to limit the investment in lower credit quality bonds to less than 50% of the fund’s assets.

PERFORMANCE DISCUSSION

The Madison Diversified Income Fund (Class A at NAV) returned 16.26% for the period, outperforming its blended index (50% ICE Bank of America Merrill Lynch U.S. Corporate, Government and Mortgage Index and 50% S&P 500®) which returned 12.75%. The Fund’s comparative Morningstar peer group, the U.S. Funds Allocation 50%-70% Equity category, averaged a 20.03% return for the period. For more up-to-date information about the Fund, including a quarterly investment letter from the portfolio managers, please visit www.madisonfunds.com.

PORTFOLIO ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 4/30/21
Asset Backed Securities	1.4%
Collateralized Mortgage Obligations	1.5%
Commercial Mortgage-Backed Securities	1.1%
Common Stocks	68.1%
Corporate Notes and Bonds	11.8%
Long Term Municipal Bonds	0.7%
Mortgage Backed Securities	4.5%
Short-Term Investments	2.4%
U.S. Government and Agency Obligations	7.2%
Net Other Assets and Liabilities	1.3%

Madison Funds | Review of Period (unaudited) - continued | April 30, 2021

TOP TEN HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 4/30/21
Home Depot Inc./The	3.0%
Nucor Corp.	2.9%
Comcast Corp.	2.8%
BlackRock Inc.	2.7%
Johnson & Johnson	2.5%
Cisco Systems Inc.	2.4%
Northern Trust Corp.	2.3%
Travelers Cos. Inc./The	2.3%
Verizon Communications Inc.	2.3%
Emerson Electric Co.	2.2%

MADISON COVERED CALL & EQUITY INCOME FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Madison Covered Call & Equity Income Fund invests, under normal market conditions, primarily in common stocks of large-and mid-capitalization companies that are, in the view of the fund’s investment adviser, selling at a reasonable price in relation to their long-term earnings growth rates. The portfolio managers will allocate the fund’s assets among stocks in sectors of the economy based upon their views on forward earnings growth rates, adjusted to reflect their views on economic and market conditions and sector risk factors.

The fund will seek to generate current earnings from option premiums by writing (selling) covered call options on a substantial portion of its portfolio securities. The extent of option writing activity will depend upon market conditions and the portfolio manager’s ongoing assessment of the attractiveness of writing call options on the fund’s stock holdings. In addition to providing income, covered call writing helps to reduce the volatility (and risk profile) of the fund by providing downside protection.

PERFORMANCE DISCUSSION

The Madison Covered Call & Equity Income Fund (Class Y) returned 26.91% for the period, outperforming its covered call benchmark, the CBOE S&P 500 Buy/Write® Index (BXM), which returned 18.97%. The Fund outperformed the Morningstar Derivative Income category’s return of 19.16%. For more up-to-date information about the Fund, including a quarterly investment letter from the portfolio managers, please visit www.madisonfunds.com.

PORTFOLIO ALLOCATION AS A PERCENTAGE OF TOTAL INVESTMENTS AS OF 4/30/21
Communication Services	8.9%
Consumer Discretionary	2.2%
Consumer Staples	4.5%
Energy	11.1%
Exchange Traded Funds	2.3%
Financials	1.6%
Health Care	8.5%
Industrials	2.6%
Information Technology	12.5%
Materials	6.9%
Money Market Funds	36.2%
Utilities	2.7%

TOP TEN HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 4/30/21
CVS Health Corp.	4.2%
T-Mobile U.S. Inc.	3.3%
PayPal Holdings Inc.	3.3%
Visa Inc.	3.2%
Barrick Gold Corp.	3.2%
Comcast Corp.	2.9%
Microsoft Corp.	2.9%
JM Smucker Co./The	2.8%
Lumen Technologies Inc.	2.8%
Honeywell International Inc.	2.6%

MADISON DIVIDEND INCOME FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Madison Dividend Income Fund invests in equity securities of companies with a market capitalization of over $1 billion and a history of paying dividends, with the ability to increase dividends over time. Under normal market conditions, at least 80% of the fund’s net assets will be invested in dividend paying equity securities. The fund typically owns 30-60 securities which generally have a dividend yield of at least the S&P 500’s average yield, a strong balance sheet, a dividend that has been maintained and likely to increase and trades at a high relative dividend yield due to issues viewed by the adviser as temporary, among other characteristics.

PERFORMANCE DISCUSSION

The Madison Dividend Income Fund (Class Y) returned 24.54% for the period, underperforming its benchmark indices, the S&P 500® Index, which returned 28.85% and the Lipper Equity Income Funds Index®, which returned 29.49%. This performance trailed its peer group, as the Morningstar Large Value category returned 35.85%. For more up-to-date information about the Fund, including a quarterly investment letter from the portfolio managers, please visit www.madisonfunds.com.

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 4/30/21
Communication Services	7.3%
Consumer Discretionary	9.1%
Consumer Staples	10.0%
Energy	1.2%
Financials	18.9%
Health Care	14.2%
Industrials	14.9%
Information Technology	13.7%
Materials	5.9%
Real Estate	1.4%
Short-Term Investments	0.9%
Utilities	2.1%
Net Other Assets and Liabilities	0.4%

TOP TEN HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 4/30/21
Home Depot Inc./The	4.3
Nucor Corp.	4.2
Comcast Corp.	4.0
BlackRock Inc.	3.9
Johnson & Johnson	3.5
Cisco Systems Inc.	3.4
Travelers Cos. Inc./The	3.4
Northern Trust Corp.	3.3
Verizon Communications Inc.	3.3
Emerson Electric Co.	3.2

Madison Funds | Review of Period (unaudited) - continued | April 30, 2021

MADISON INVESTORS FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Madison Investors Fund invests primarily in the common stocks of established, high-quality companies selected via bottom-up fundamental analysis. The fund typically owns 25-40 securities which have demonstrated stable revenue and earnings growth patterns, have high profitability metrics, and have maintained proportionately low levels of debt. A rigorous analytical process is followed when evaluating companies. The business model, the management team and the valuation of each potential investment are considered. Management strives to purchase securities trading at a discount to their intrinsic value as determined by discounted cash flows. Management corroborates this valuation work with additional valuation methodologies. The fund typically sells a stock when the valuation target the portfolio managers have set for the stock has been exceeded, the fundamental business prospects for the company have materially changed, or the portfolio managers find a more attractive alternative.

PERFORMANCE DISCUSSION

The Madison Investors Fund (Class Y) returned 25.21% for the period, underperforming its benchmark, the S&P 500® Index, which returned 28.85%. This performance trailed its peer group, as the Morningstar Large Blend category returned 28.97%. For more up-to-date information about the Fund, including a quarterly investment letter from the portfolio managers, please visit www.madisonfunds.com.

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 4/30/21
Communication Services	12.7%
Consumer Discretionary	12.0%
Financials	22.7%
Health Care	12.9%
Industrials	9.5%
Information Technology	19.1%
Materials	6.2%
Real Estate	2.4%
Short-Term Investments	2.5%

TOP TEN HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 4/30/21
Alphabet Inc.	5.2%
Lowe’s Cos. Inc.	4.9%
Liberty Broadband Corp.	4.7%
US Bancorp	4.5%
Becton Dickinson and Co.	4.4%
Berkshire Hathaway Inc.	4.2%
Progressive Corp./The	4.2%
Fiserv Inc.	4.1%
Jacobs Engineering Group Inc.	4.0%
Dollar Tree Inc.	3.7%

MADISON MID CAP FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Madison Mid Cap Fund invests generally in common stocks, securities convertible into common stocks and related equity securities of midsize companies and will, under normal market conditions, maintain at least 80% of its net assets in such midcap securities. The fund seeks attractive long-term returns through bottom-up security selection based on fundamental analysis in a diversified portfolio of high-quality growth companies with attractive valuations. These will typically be industry leading companies in niches with strong growth prospects. The fund’s portfolio managers believe in selecting stocks for the fund that show steady, sustainable growth and reasonable valuation. The fund generally holds 25-40 individual securities in its portfolio at any given time. Stocks are generally sold when target prices are reached, company fundamentals deteriorate or more attractive stocks are identified.

PERFORMANCE DISCUSSION

The Madison Mid Cap Fund (Class Y) returned 29.01% for the period, underperforming its benchmark Russell Midcap® Index’s 35.42% return. The Fund also trailed its peer group, the Morningstar Mid-Cap Blend category, which returned 38.93%. For more up-to-date information about the Fund, including a quarterly investment letter from the portfolio managers, please visit www.madisonfunds.com.

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 4/30/21
Communication Services	6.1%
Consumer Discretionary	12.3%
Consumer Staples	1.1%
Financials	29.7%
Health Care	4.2%
Industrials	21.5%
Information Technology	17.6%
Materials	0.7%
Real Estate	0.2%
Short-Term Investments	6.4%
Net Other Assets and Liabilities	0.2%

TOP TEN HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 4/30/21
Liberty Broadband Corp.	6.1%
Gartner Inc.	5.0%
Dollar Tree Inc.	4.8%
Arch Capital Group Ltd.	4.7%
Markel Corp.	4.5%
Carlisle Cos. Inc.	4.2%
CarMax Inc.	4.2%
Laboratory Corp. of America Holdings	4.2%
Brown & Brown Inc.	3.9%
Progressive Corp./The	3.9%

MADISON SMALL CAP FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Madison Small Cap Fund invests primarily in a diversified mix of common stocks of small-cap U.S. companies that are believed to be undervalued by various measures and offer sound prospects for capital appreciation. Under normal market conditions, the Fund will maintain at least 80% of its net assets in small-cap securities.

Madison focuses on core growth strategies through bottom-up fundamental research analysis to identify stocks of businesses that are selling at what it believes are substantial discounts to prices that accurately reflect their future earnings prospects. Madison conducts extensive research on each prospective investment using a five pillar analysis process to evaluate companies as potential investments for the portfolio. Investments that meet most of the criteria are added to a list of similar companies to be monitored by Madison. Companies meeting all five pillars may be added to the portfolio. The five pillars of the analysis are: (1) strong business traits, (2) defendable market niche, (3) attractive growth potential, (4) capable management, and (5) discount to private market value. In reviewing companies, Madison applies the characteristics identified above on a case-by-case basis as the order of importance varies depending on the type of business or industry and the company being reviewed. As a result of employing the five pillar analysis, the Fund may hold cash opportunistically, particularly during periods of market uncertainty when investments meeting all five pillars may be difficult to identify.

PERFORMANCE DISCUSSION

The Madison Small Cap Fund (Class Y) returned 47.43% for the period, underperforming the Russell 2000® Index’s return of 48.06% and outperforming the Russell 2500TM Index’s return of 44.37%. The Fund also lagged its peer group average, as the Morningstar Small Blend category return of 48.61%. For more up-to-

Madison Funds | Review of Period (unaudited) - continued | April 30, 2021

date information about the Fund, including a quarterly investment letter from the portfolio managers, please visit www.madisonfunds.com.

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 4/30/21
Communication Services	3.3%
Consumer Discretionary	7.4%
Consumer Staples	10.8%
Financials	12.0%
Health Care	15.2%
Industrials	23.6%
Information Technology	16.0%
Materials	7.9%
Short-Term Investments	2.7%
Net Other Assets and Liabilities	1.1%

TOP TEN HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 4/30/21
CommVault Systems Inc.	3.7%
Hain Celestial Group Inc./The	3.5%
Globus Medical Inc.	2.6%
WillScot Mobile Mini Holdings Corp.	2.5%
Covetrus Inc.	2.3%
MGIC Investment Corp.	2.3%
Western Alliance Bancorp	2.3%
Edgewell Personal Care Co.	2.2%
PacWest Bancorp	2.2%
Owens & Minor Inc.	2.2%

MADISON INTERNATIONAL STOCK FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Madison International Stock Fund will invest, under normal market conditions, at least 80% of its net assets in the stock of foreign companies. Typically, a majority of the fund’s assets are invested in relatively large capitalization stocks of companies located or operating in developed countries. The fund may also invest up to 30% of its assets in securities of companies whose principal business activities are located in emerging market countries. Madison typically maintain this segment of the fund’s portfolio in such stocks which they believe have a low market price relative to their perceived value based on fundamental analysis of the issuing company and its prospects. The fund may also invest in foreign debt and other income bearing securities at times when the portfolio managers believe that income bearing securities have greater capital appreciation potential than equity securities. The fund usually holds securities of issuers located in at least three countries other than the U.S. and generally holds 50-70 individual securities in its portfolio at any given time.

PERFORMANCE DISCUSSION

The Madison International Stock Fund (Class A at NAV) returned 19.42% for the period, lagging its benchmark indices, the MSCI ACWI ex-USA Index (net) 27.40% return and the EAFE Index (net) 28.84% return. The Fund trailed its peer group, with the Morningstar Foreign Large Blend Category averaging a 27.60% return. Performance and management of the Fund prior to March 1, 2021 reflects that of a previous subadviser of the Fund. For more up-to-date information about the Fund, including a quarterly investment letter from the portfolio managers, please visit www.madisonfunds.com.

GEOGRAPHICAL ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 4/30/21
Japan	12.9%
United Kingdom	9.6%
China	9.2%
Germany	8.4%
France	6.9%
Netherlands	6.6%
Switzerland	6.1%
India	5.8%
Canada	5.5%
Australia	4.6%
Mexico	4.1%
Brazil	2.6%
Ireland	2.5%
Sweden	2.5%
Denmark	2.1%
United States	2.1%
Taiwan	1.8%
Hong Kong	1.6%
Singapore	1.3%
Spain	1.2%
Israel	1.1%
South Korea	1.1%
Other Net Assets	0.4%

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 4/30/21
Communication Services	2.9%
Consumer Discretionary	12.1%
Consumer Staples	11.4%
Energy	3.2%
Financials	20.0%
Health Care	8.8%
Industrials	12.1%
Information Technology	19.9%
Investment Companies	0.7%
Materials	7.1%
Short-Term Investments	1.4%
Net Other Assets and Liabilities	0.4%

TOP TEN HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 4/30/21
Tencent Holdings Ltd.	3.1%
Prudential PLC	3.0%
ASML Holding N.V.	2.7%
Alibaba Group Holding Ltd.	2.6%
AstraZeneca PLC	2.5%
Larsen & Toubro Ltd.	2.5%
Telefonaktiebolaget LM Ericsson	2.5%
Manulife Financial Corp.	2.4%
Ping An Insurance Group Co. of China Ltd.	2.3%
Grupo Mexico S.A.B. de C.V.	2.2%

Madison Funds | Review of Period (unaudited) - concluded | April 30, 2021

Notes to Review of Period

BENCHMARK DESCRIPTIONS

Allocation Fund Indexes*

The Conservative Allocation Fund Custom Index consists of 65% Bloomberg Barclays US Aggregate Bond Index, 24.5% Russell 3000® Index and 10.5% MSCI ACWI ex-US Index. See market index descriptions below.

The Moderate Allocation Fund Custom Index consists of 42% Russell 3000® Index, 40% Bloomberg Barclays US Aggregate Bond Index and 18% MSCI ACWI ex-US Index. See market index descriptions below.

The Aggressive Allocation Fund Custom Index consists of 56% Russell 3000® Index, 24% MSCI ACWI ex-US Index and 20% Bloomberg Barclays US Aggregate Bond Index. See market index descriptions below.

Hybrid Fund Indexes*

The Custom Blended Index consists of 50% S&P 500® Index and 50% ICE Bank of America Merrill Lynch U.S. Corporate, Government & Mortgage Index. See market index descriptions below.

Market Indexes

The CBOE S&P 500 BuyWrite® IndexSM (BXM) is a benchmark index designed to track the performance of a hypothetical buy-write strategy (i.e. holding a long position in and selling covered call options on that position) on the S&P 500® Index.

The ICE Bank of America Merrill Lynch 1-22 Year U.S. Municipal Securities Index tracks the performance of U.S. dollar denominated investment grade tax-exempt debt publicly issued by U.S. states and territories, their political subdivisions, in the U.S. domestic market, with a remaining term to final maturity less than 22 years.

The ICE Bank of America Merrill Lynch U.S. Corporate, Government & Mortgage Index is a broad-based measure of the total rate of return performance of the U.S. investment-grade bond markets. The index is a capitalization-weighted aggregation of outstanding U.S. treasury, agency and supranational mortgage pass-through, and investment-grade corporate bonds meeting specified selection criteria.

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, mortgage backed-securities, asset-backed securities and corporate securities, with maturities greater than one year.

The Bloomberg Barclays U.S. Intermediate Government Credit A+ Bond Index measures the performance of U.S. dollar denominated U.S. Treasuries, government related and investment grade U.S. corporate securities with quality ratings of A3/A-or better and maturities between one and 10 years.

The Lipper Equity Income Funds Index tracks the performance of funds that, by prospectus language and portfolio practice, seek relatively high current income and growth of income by investing at least 65% of their portfolio weight in dividend-paying equity securities. The Index is composed of the 30 largest funds by asset size in the Lipper investment objective category.

THE MSCI ACWI ex-U.S. Index is a market-capitalization-weighted index maintained by Morgan Stanley Capital International (MSCI) and designed to provide a broad measure of stock performance throughout the world, with the exception of U.S.-based companies. The Index includes both developed and emerging markets.

The MSCI EAFE (Europe, Australasia & Far East) Index is a free-float adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. The MSCI EAFE Index (net) is calculated on a total return basis with dividends reinvested after the deduction of withholding taxes.

The Russell 1000® Value Index is a large-cap market index which measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

The Russell 2000® Index is a small-cap market index which measures the performance of the smallest 2,000 companies in the Russell 3000® Index.

The Russell 2500™ Index is a broad index, featuring 2,500 stocks that cover the small- and mid-cap market capitalizations of the U.S. equity universe.

The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents 98% of the investable U.S. equity market.

The Russell Midcap® Index is a mid-cap market index which measures the performance of the mid-cap segment of the U.S. equity universe.

The S&P 500® Index is a large-cap market index which measures the performance of a representative sample of 500 leading companies in leading industries in the U.S.

*The Custom Indexes are calculated using a monthly re-balancing frequency (i.e., rebalanced back to original constituent weight every calendar month-end).

© 2021 Morningstar, Inc. All rights reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

Madison Funds | April 30, 2021

Madison Conservative Allocation Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2,3)
INVESTMENT COMPANIES - 96.4%

Alternative Funds - 2.2%
Invesco Optimum Yield Diversified
Commodity Strategy	80,630	$1,502,137

Bond Funds - 62.9%
Baird Aggregate Bond Fund Institutional Shares	521,388	5,943,820
iShares 20+ Year Treasury Bond ETF (A)	39,663	5,498,878
iShares MBS ETF	79,435	8,647,294
Madison Core Bond Fund Class I (B)	1,420,238	14,685,256
Vanguard Short-Term Corporate Bond ETF	104,196	8,620,136
		43,395,384
Foreign Stock Funds - 10.8%
iShares MSCI China ETF (A)	4,230	346,775
iShares MSCI Emerging Markets Asia ETF	6,381	581,883
iShares MSCI United Kingdom ETF (A)	21,892	712,147
JPMorgan BetaBuilders Japan ETF	6,127	343,112
SPDR S&P Emerging Asia Pacific ETF	12,213	1,623,352
Vanguard FTSE All World ex-U.S. Small-Cap ETF	5,603	749,961
Vanguard FTSE All-World ex-U.S. ETF	49,694	3,092,955
		7,450,185
Stock Funds – 20.5%
Madison Dividend Income Fund Class I (B)	79,690	2,575,596
Madison Investors Fund Class R6 (B)	199,720	5,476,329
Schwab U.S. Dividend Equity ETF (A)	23,015	1,715,308
VanEck Vectors Gold Miners ETF	46,397	1,594,201
Vanguard Information Technology ETF	3,766	1,419,556
Vanguard S&P Mid-Cap 400 Growth ETF	6,642	1,343,411
		14,124,401
Total Investment Companies
(Cost $61,865,721)		66,472,107

SHORT-TERM INVESTMENTS - 13.7%
State Street Institutional U.S. Government
Money Market Fund, 0.03%, Premier Class (C)	2,472,277	2,472,277
State Street Navigator Securities Lending Government Money Market Portfolio, 0.02% (C) (D)	6,989,383	6,989,383
Total Short-Term Investments
(Cost $9,461,660)		9,461,660

TOTAL INVESTMENTS - 110.1% (Cost $71,327,381**)	75,933,767
NET OTHER ASSETS AND LIABILITIES - (10.1%)	(6,984,762)
TOTAL NET ASSETS - 100.0%	$68,949,005

**	Aggregate cost for Federal tax purposes was $71,427,429.
(A)	All or a portion of these securities, with an aggregate fair value of $7,329,452, are on loan as part of a securities lending program. See footnote (D) and Note 11 for details on the securities lending program.
(B)	Affiliated Company (see Note 14).
(C)	7-day yield.
(D)	Represents investments of cash collateral received in connection with securities lending.
ETF	Exchange Traded Fund.

Madison Moderate Allocation Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2,3)
INVESTMENT COMPANIES - 95.4%

Alternative Funds - 3.6%
Invesco Optimum Yield Diversified
Commodity Strategy	267,591	$4,985,220

Bond Funds - 37.6%
Baird Aggregate Bond Fund Institutional
Shares	588,612	6,710,181
iShares 20+ Year Treasury Bond ETF (A)	53,195	7,374,955
iShares MBS ETF	93,457	10,173,729
Madison Core Bond Fund Class I (B)	1,556,562	16,094,850
Vanguard Short-Term Corporate Bond ETF	132,182	10,935,417
		51,289,132
Foreign Stock Funds - 20.1%
iShares MSCI China ETF (A)	16,668	1,366,443
iShares MSCI Emerging Markets Asia ETF	37,413	3,411,691
iShares MSCI United Kingdom ETF (A)	74,928	2,437,408
JPMorgan BetaBuilders Japan ETF	30,437	1,704,472
SPDR S&P Emerging Asia Pacific ETF	38,907	5,171,518
Vanguard FTSE All World ex-U.S. Small-Cap ETF	30,609	4,097,015
Vanguard FTSE All-World ex-U.S. ETF	148,079	9,216,437
		27,404,984
Stock Funds - 34.1%
iShares Core S&P Mid-Cap ETF	5,128	1,393,585
Madison Dividend Income Fund Class I (B)	298,968	9,662,650
Madison Investors Fund Class R6 (B)	601,199	16,484,874
Schwab U.S. Dividend Equity ETF	63,288	4,716,855
VanEck Vectors Gold Miners ETF	157,776	5,421,184
Vanguard Information Technology ETF	13,240	4,990,686
Vanguard S&P Mid-Cap 400 Growth ETF	19,441	3,932,137
		46,601,971
Total Investment Companies
(Cost $113,479,939)		130,281,307

SHORT-TERM INVESTMENTS - 7.5%
State Street Institutional U.S. Government
Money Market Fund, 0.03%, Premier Class (C)	6,405,915	6,405,915
State Street Navigator Securities Lending
Government Money Market Portfolio, 0.02% (C) (D)	3,892,753	3,892,753
Total Short-Term Investments
(Cost $10,298,668)		10,298,668

TOTAL INVESTMENTS - 102.9% (Cost
$123,778,607**)	140,579,975
NET OTHER ASSETS AND LIABILITIES - (2.9%)	(4,004,434)
TOTAL NET ASSETS - 100.0%	$136,575,541

**	Aggregate cost for Federal tax purposes was $123,856,898.
(A)	All or a portion of these securities, with an aggregate fair value of $10,968,372, are on loan as part of a securities lending program. See footnote (D) and Note 11 for details on the securities lending program.
(B)	Affiliated Company (see Note 14).
(C)	7-day yield.
(D)	Represents investments of cash collateral received in connection with securities lending.
ETF	Exchange Traded Fund.

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2021

Madison Aggressive Allocation Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2,3)
INVESTMENT COMPANIES - 94.8%

Alternative Funds - 4.8%
Invesco Optimum Yield Diversified
Commodity Strategy (A)	176,643	$3,290,859

Bond Funds - 18.0%
Baird Aggregate Bond Fund Institutional Shares	14,777	168,460
iShares 20+ Year Treasury Bond ETF (A)	17,801	2,467,931
iShares MBS ETF	23,315	2,538,071
Madison Core Bond Fund Class I (B)	396,829	4,103,207
Vanguard Short-Term Corporate Bond ETF	36,817	3,045,870
		12,323,539
Foreign Stock Funds - 29.5%
iShares MSCI China ETF (A)	16,690	1,368,246
iShares MSCI Emerging Markets Asia ETF	29,970	2,732,964
iShares MSCI United Kingdom ETF (A)	64,276	2,090,898
JPMorgan BetaBuilders Japan ETF	24,496	1,371,776
SPDR S&P Emerging Asia Pacific ETF (A)	27,271	3,624,862
Vanguard FTSE All World ex-U.S. Small-Cap ETF	27,746	3,713,802
Vanguard FTSE All-World ex-U.S. ETF	85,173	5,301,168
		20,203,716
Stock Funds - 42.5%
iShares Core S&P Mid-Cap ETF	3,848	1,045,732
Madison Dividend Income Fund Class I (B)	203,928	6,590,963
Madison Investors Fund Class R6 (B)	355,439	9,746,135
Schwab U.S. Dividend Equity ETF (A)	31,994	2,384,513
VanEck Vectors Gold Miners ETF	106,216	3,649,582
Vanguard Information Technology ETF	9,014	3,397,737
Vanguard S&P Mid-Cap 400 Growth ETF	11,706	2,367,656
		29,182,318
Total Investment Companies
(Cost $54,142,668		65,000,432

SHORT-TERM INVESTMENTS - 15.7%
State Street Institutional U.S. Government Money Market Fund, 0.03%, Premier Class (C)	3,682,320	3,682,320
State Street Navigator Securities Lending Government Money Market Portfolio, 0.02% (C) (D)	7,103,986	7,103,986
Total Short-Term Investments
(Cost $10,786,306)		10,786,306
TOTAL INVESTMENTS - 110.5% (Cost $64,928,974**)		75,786,738
NET OTHER ASSETS AND LIABILITIES - (10.5%)		(7,181,371)
TOTAL NET ASSETS - 100.0%		$68,605,367

**	Aggregate cost for Federal tax purposes was $64,936,675.
(A)	All or a portion of these securities, with an aggregate fair value of $7,543,228, are on loan as part of a securities lending program. See footnote (D) and Note 11 for details on the securities lending program.
(B)	Affiliated Company (see Note 14).
(C)	7-day yield.
(D)	Represents investments of cash collateral received in connection with securities lending.
ETF	Exchange Traded Fund.

Madison Tax-Free Virginia Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 2,3)
MUNICIPAL BONDS - 98.0%
Airport - 3.4%
Metropolitan Washington Airports
Authority Revenue, Series B, 5%, 10/1/21	$100,000	$101,987
Metropolitan Washington Airports
Authority Revenue, Series A, AMT, 5%, 10/1/43	500,000	609,738
		711,725
Development - 5.8%
Fairfax County Economic Development Authority, Series A, 5%, 10/1/26	150,000	174,001
Loudoun County Economic Development Authority, 5%, 12/1/25	125,000	150,749
Manassas Park Economic Development Authority Revenue, 3%, 12/15/44	345,000	366,098
Norfolk Economic Development Authority, (Prerefunded 11/1/22 @ $100), 5%, 11/1/29	480,000	514,599
		1,205,447
Education - 9.3%
Campbell County Industrial Development Authority, 3%, 6/1/48	415,000	443,601
Henrico County Economic Development Authority, 4%, 4/15/42	220,000	228,014
Virginia College Building Authority, Series E, 5%, 2/1/23	500,000	542,439
Virginia Commonwealth University, Series A, 5%, 5/1/26	385,000	418,758
Virginia Resources Authority, Series C, (MORAL OBLG), 4%, 11/1/32	250,000	294,108
		1,926,920
Facilities - 7.1%
Henry County Virginia Industrial
Development Authority, 4.125%, 11/1/50	250,000	279,854
New River Valley Regional Jail Authority, 5%, 10/1/25	100,000	118,884
Prince Edward County Industrial
Development Authority, 5%, 9/1/32	405,000	492,893
Stafford County & Staunton Industrial Development Authority, Series B, (NATL-RE), 4.5%, 8/1/25	20,000	20,025
Western Regional Jail Authority,
(Prerefunded 12/1/25 @ $100), 3.125%, 12/1/29	245,000	273,699
Western Regional Jail Authority, 3.125%, 12/1/29	255,000	277,985
		1,463,340
General - 16.0%
Chesterfield County Economic
Development Authority Revenue, Series B, 3%, 4/1/38	285,000	313,555
James City County Economic Development Authority, 5%, 6/15/30	500,000	640,286
Northern Virginia Transportation Authority, 5%, 6/1/30	780,000	887,521
Virginia Beach Development Authority, 5%, 9/1/28	100,000	117,199
Virginia Beach Development Authority, 5%, 9/1/29	125,000	145,729
Virginia Beach Development Authority, Series A, 3.5%, 5/1/30	250,000	268,082
Virginia Public Building Authority, Series B, 5%, 8/1/25	235,000	280,538
Virginia Resources Authority, Series C, 5%, 11/1/30	250,000	317,338
Virginia Resources Authority, Series C, (MORAL OBLG), 4%, 11/1/34	125,000	145,258
Wise County Industrial Development Authority Revenue, 5%, 11/1/21	100,000	102,317
Wise County Industrial Development Authority Revenue, 5%, 11/1/22	100,000	106,959
		3,324,782
General Obligation - 24.6%
City of Alexandria VA, Series A (ST AID WITHHLDG), 5%, 7/15/27	150,000	185,294
City of Alexandria VA, Series A, (ST AID WITHHLDG), 5%, 7/15/28	100,000	126,654
City of Danville VA, Series A, (ST AID WITHHLDG), 5%, 8/1/23	190,000	210,266
City of Norfolk VA, (Prerefunded 8/1/28 @ $100), (ST AID WTHHLDG), 5%, 8/1/47	455,000	591,420
City of Poquoson VA, (ST AID WITHHLDG), 4%, 2/15/29	425,000	513,502
City of Portsmouth VA, Series A, (ST AID WITHHLDG), 5%, 2/1/31	75,000	81,068
City of Richmond VA, Series A, (ST AID WITHHLDG), 3%, 7/15/34	435,000	491,760
City of Virginia Beach VA, Series A, 4%, 8/1/22	300,000	314,437
Commonwealth of Virginia, Series A, 5%, 6/1/23	500,000	550,737
County of Arlington VA, Series B, (Prerefunded 8/15/24 @ $100), (ST AID WITHHLDG), 5%, 8/15/27	175,000	202,203
County of Arlington VA, Series A, (Prerefunded 8/15/26 @ $100), 5%, 8/15/30	600,000	741,237
County of Fairfax VA, Series B, (ST AID WITHHLDG), 4%, 10/1/22	250,000	263,754
County of Fairfax VA, Series A, (ST AID WITHHLDG), 5%, 10/1/26	410,000	509,694
County of Spotsylvania VA, (ST AID WITHHLDG), 5%, 1/15/24	200,000	225,901
Town of Leesburg VA, (ST AID WITHHLDG), 5%, 1/15/25	90,000	105,522
		5,113,449
Medical - 5.5%
Norfolk Economic Development Authority, Series B, 5%, 11/1/36	480,000	512,001
Prince William County Industrial Development Authority, Series B, 4%, 11/1/22	300,000	316,971
Stafford County Economic Development Authority Revenue, 5%, 6/15/25	260,000	305,892
		1,134,864

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2021

Madison Tax-Free Virginia Fund Portfolio of Investments (unaudited) - continued

	Par Value	Value (Note 2,3)
MUNICIPAL BONDS - continued
Power - 1.6%
Puerto Rico Electric Power Authority, Series V, (BHAC-CR, MBIA-RE, FGIC), 5.25%, 7/1/24	$290,000	$325,627

Transportation - 10.2%
Hampton Roads Transportation Accountability Commission, Series A, 5%, 7/1/42	470,000	576,080
Hampton Roads Transportation Accountability Commission Revenue, Series A, 5%, 7/1/37	170,000	222,653
Richmond Metropolitan Authority, (NATL-RE), 5.25%, 7/15/22	55,000	56,707
Virginia Commonwealth Transportation Board, 5%, 5/15/22	100,000	105,046
Virginia Commonwealth Transportation Board, Series A, (Prerefunded 3/15/22 @ $100), 5%, 9/15/24	225,000	234,538
Virginia Commonwealth Transportation Board, Series B, (Prerefunded 9/15/22 @ $100), 5%, 3/15/25	535,000	570,644
Virginia Commonwealth Transportation Board, 5%, 9/15/27	200,000	254,217
Virginia Port Authority Revenue, Series B, AMT, 5%, 7/1/21	100,000	100,745
		2,120,630
Utilities - 1.6%
City of Richmond VA Public Utility Revenue, Series A, (Prerefunded 1/15/23 @ $100), 5%, 1/15/38	300,000	324,868

Water - 12.9%
County of Henrico VA Water & Sewer Revenue, 4%, 5/1/32	500,000	596,402
County of Henrico VA Water & Sewer Revenue, 5%, 5/1/27	150,000	183,713
Fairfax County Water Authority, Series B, 5.25%, 4/1/23	180,000	197,669
Fairfax County Water Authority, (Prerefunded 4/1/22 @ $100), 5%, 4/1/27	150,000	156,671
Hampton Roads Sanitation District, Series A, (Prerefunded 10/1/27 @ $100), 5%, 10/1/35	410,000	521,470
Hampton Roads Sanitation District, Series A, (Prerefunded 10/1/27 @ $100), 5%, 10/1/36	250,000	317,969
Prince William County Service Authority, 5%, 7/1/22	250,000	264,177
Upper Occoquan Sewage Authority, 3%, 7/1/49	380,000	412,712
Virginia Resources Authority, Series B, (Prerefunded 11/1/21@ $100), (MORAL OBLG), 5%, 11/1/23	15,000	15,362
Virginia Resources Authority, Series B, (MORAL OBLG), 5%, 11/1/23	20,000	20,476
		2,686,621

TOTAL INVESTMENTS - 98.0%
(Cost $19,045,727**)	20,338,273
NET OTHER ASSETS AND LIABILITIES - 2.0%	408,200
TOTAL NET ASSETS - 100.0%	$20,746,473

**  Aggregate cost for Federal tax purposes was $19,045,727.

BHAC-CR	Berkshire Hathaway Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
MBIA	MBIA Insurance Corp.
MORAL OBLG	Moral Obligation.
NATL-RE	National Public Finance Guarantee Corp.
ST AID WITHHLDG	State Aid Withholding.

See accompanying Notes to Financial Statements.

Madison Funds  |  April 30, 2021

Madison Tax-Free National Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 2,3)
MUNICIPAL BONDS - 98.0%

Alabama - 2.9%
Butler County Board of Education, (AGM), 5%, 7/1/37	$235,000	$273,939
Town of Pike Road Authority Revenue, 4%, 9/1/31	170,000	189,617
UAB Medicine Finance Authority Revenue, 5%, 9/1/27	150,000	189,202
		652,758
Arkansas - 0.9%
Arkansas Development Finance Authority, 5%, 2/1/26	175,000	208,188

California - 0.7%
Los Angeles County Metropolitan Transportation Authority, 5%, 7/1/40	120,000	148,736

Colorado - 2.2%
El Paso County Facilities Corp., Certificate Participation, Series A, 5%, 12/1/27	400,000	503,261

Florida - 6.2%
Northern Palm Beach County Improvement District, (AGM), 5%, 8/1/21	250,000	252,718
Orlando Utilities Commission, 5%, 10/1/22	525,000	561,194
Palm Beach County Solid Waste Authority, 5%, 10/1/24	300,000	305,900
Port St. Lucie Community Redevelopment Agency Revenue, Tax Allocation, 5%, 1/1/26	250,000	298,226
		1,418,038
Georgia - 4.0%
Americus-Sumter Payroll Development Authority, 3.25%, 6/1/33	150,000	164,298
City of Atlanta GA Water & Wastewater Revenue, (AGM), 5.75%, 11/1/30	300,000	426,321
City of Atlanta GA Water & Wastewater Revenue, (Prerefunded 5/1/25 @ $100), 5%, 11/1/43	275,000	325,765
		916,384
Hawaii - 2.3%
State of Hawaii, General Obligation, Series EY, 5%, 10/1/25	435,000	521,765

Idaho - 2.4%
Idaho Health Facilities Authority, Series A, 5%, 3/1/34	500,000	550,488

Illinois - 6.1%
Cook County School District No. 111, General Obligation, (BAM), 5%, 12/1/35	545,000	680,616
Du Page County School District No. 45, General Obligation, 4%, 1/1/26	460,000	528,414
Sales Tax Securitization Corp., Series C, 5%, 1/1/27	140,000	170,507
		1,379,537
Indiana - 5.4%
Indianapolis Local Public Improvement Bond Bank Revenue, 5%, 2/1/24	275,000	310,362
Lincoln Center Building Corp., 4%, 8/1/28	285,000	333,588
Vanderburgh County Redevelopment District, Tax Allocation, (AGM), 5%, 2/1/26	500,000	597,648
		1,241,598
Kansas - 3.7%
City of Wichita KS, General Obligation, Series 816, 5%, 12/1/24	510,000	594,970
Shawnee County Unified School District No. 437, General Obligation, 4%, 9/1/24	220,000	246,215
		841,185
Kentucky - 2.3%
Eastern Kentucky University, Series A, (ST INTERCEPT), 5%, 4/1/33	445,000	513,046

Michigan - 1.7%
Central Michigan University, 5%, 10/1/21	150,000	152,881
Redford Unified School District No. 1, General Obligation, (Q-SBLF), 5%, 5/1/22	220,000	225,328
		378,209
Mississippi - 2.6%
Medical Center Educational Building Corp., 5%, 6/1/30	475,000	582,818

Missouri - 2.1%
Springfield School District No. R-12, General Obligation, Series B, (ST AID DIR DEP), 5%, 3/1/25	400,000	471,095

New Jersey - 5.7%
New Jersey Economic Development Authority Revenue, (ST APPROP), 5%, 3/1/26	450,000	487,947
New Jersey State Turnpike Authority, Series A, (BHAC-CR, AGM), 5.25%, 1/1/28	250,000	321,018
New Jersey State Turnpike Authority, Series A, (BHAC-CR, AGM), 5.25%, 1/1/29	250,000	328,389
Union County Improvement Authority, Series A, 4%, 2/1/25	150,000	164,923
		1,302,277
New Mexico - 1.0%
County of Otero NM, (BAM), 4%, 12/1/28	195,000	231,811

New York - 5.1%
Brookhaven Local Development Corp., 5%, 11/1/24	110,000	124,858
New York State Dormitory Authority, Series C, (NATL), 5.25%, 7/1/21	225,000	226,746
New York State Dormitory Authority, Series 1, (BHAC-CR), 5.5%, 7/1/31	250,000	326,837
Port Authority of New York & New Jersey, (GO of AUTH), 5.375%, 3/1/28	415,000	489,685
		1,168,126
North Carolina - 3.8%
North Carolina Medical Care Commission, 5%, 6/1/40	500,000	568,483
Town of Cary NC Combined Utility Systems Revenue, (Prerefunded 12/1/22 @ $100), 5%, 12/1/23	285,000	306,925
		875,408
Ohio - 2.5%
Cleveland-Cuyahoga County Port Authority (A), 5%, 7/1/24	500,000	568,236

Oklahoma - 4.1%
Elk City Industrial Authority, 4%, 5/1/30	435,000	504,593
Tulsa County Industrial Authority, 3%, 2/1/31	400,000	433,351
		937,944
Pennsylvania - 3.1%
Commonwealth Financing Authority Revenue, Series A, 5%, 6/1/35	370,000	431,684
Waverly Township Municipal Authority, (BAM ST AID WITHHLDG), 4%, 2/15/26	250,000	281,559
		713,243
South Carolina - 1.1%
City of Newberry SC Revenue, (AGM), 4%, 4/1/22	240,000	248,116

Tennessee - 2.4%
City of Newport Tennessee Electric System Revenue, (AGM), 4%, 5/1/32	370,000	424,994
Town of Decatur TN Water & Sewer Revenue, General Obligation, 3%, 6/1/24	120,000	129,646
		554,640
Texas - 9.7%
City of Austin TX, General Obligation, 5%, 9/1/26	550,000	658,937
City of Center TX, General Obligation, 3%, 8/15/34	410,000	456,030
City of Fort Worth TX, General Obligation, 4%, 3/1/29	500,000	587,160
Red River Education Finance Corp., REF-ST Edwards University Project., 5%, 6/1/21	300,000	300,897
San Jacinto River Authority, (BAM), 4%, 10/1/23	200,000	216,683
		2,219,707
Utah - 1.7%
Utah Transit Authority, (BHAC-CR, MBIA), 5%, 6/15/35	280,000	389,189

Virginia - 6.9%
Hampton Roads Sanitation District, Series A, (Prerefunded 10/1/27 @ $100), 5%, 10/1/36	500,000	635,938
Manassas Park Economic Development Authority Revenue, 3%, 12/15/44	300,000	318,346
Western Regional Jail Authority, (Prerefunded 12/1/26 @ $100), 5%, 12/1/34	250,000	310,221
Western Regional Jail Authority, 5%, 12/1/34	250,000	306,594
		1,571,099
Washington - 1.0%
State of Washington, General Obligation, Series E, 5%, 2/1/29	205,000	230,939

West Virginia - 2.4%
West Virginia Economic Development Authority, Series A, Series A, 5%, 7/1/37	450,000	553,406

Wisconsin - 2.0%
Wisconsin Health & Educational Facilities Authority, Series A, Series A, 4%, 11/15/35	400,000	450,996
TOTAL INVESTMENTS - 98.0% (Cost $20,747,785**)		22,342,243
NET OTHER ASSETS AND LIABILITIES - 2.0%		466,849
TOTAL NET ASSETS - 100.0%		$22,809,092

**	Aggregate cost for Federal tax purposes was $20,747,785.
(A)	Restricted. The aggregate cost of such securities is $535,150. The aggregate value is $568,236, representing 2.5% of net assets.

AGM	Assured Guaranty Municipal Corp.
BAM	Build America Mutual Assurance Co.
BHAC-CR	Berkshire Hathaway Assurance Corp.
GO of AUTH	General Obligation of the Authority.
MBIA	MBIA Insurance Corp.
NATL	National Interstate Corporation.
NATL-RE	National Public Finance Guarantee Corp.
Q-SBLF	Qualified School Board Loan Fund.
ST AID DIR DEP	State Aid Direct Deposit.
ST AID WITHHLDG	State Aid Withholding.
ST APPROP	State Appropriations.
ST INTERCEPT	State Intercept.

See accompanying Notes to Financial Statements.

Madison Funds  |  April 30, 2021

Madison High Quality Bond Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 2,3)
CORPORATE NOTES AND BONDS - 38.8%
Communication Services - 2.2%
Comcast Corp., 3.15%, 3/1/26	$1,000,000	$1,090,972
Walt Disney Co./The, 3.8%, 3/22/30	2,125,000	2,375,832
		3,466,804
Consumer Discretionary - 6.6%
Costco Wholesale Corp., 1.375%, 6/20/27	2,125,000	2,132,321
Cummins Inc., 1.5%, 9/1/30	1,500,000	1,417,538
Home Depot Inc./The, 2.7%, 4/15/30	2,125,000	2,230,731
NIKE Inc., 2.75%, 3/27/27	2,125,000	2,290,763
Target Corp., 2.9%, 1/15/22	1,750,000	1,782,183
Target Corp., 3.5%, 7/1/24	305,000	333,970
		10,187,506
Consumer Staples - 4.9%
Coca-Cola Co./The, 1%, 3/15/28	1,500,000	1,437,720
Hershey Co./The, 1.7%, 6/1/30	2,000,000	1,944,193
Kimberly-Clark Corp., 1.05%, 9/15/27	2,000,000	1,953,851
PepsiCo Inc., 2.75%, 3/19/30	2,125,000	2,237,743
		7,573,507
Financials - 18.5%
American Express Credit Corp., MTN,
2.7%, 3/3/22	1,500,000	1,527,883
Bank of America Corp., MTN, (3M USD LIBOR + 0.930%) (A), 2.816%, 7/21/23	625,000	642,724
Bank of America Corp., MTN, (SOFR + 1.010%) (A), 1.197%, 10/24/26	2,000,000	1,985,544
Bank of New York Mellon Corp./The, MTN, 2.2%, 8/16/23	1,500,000	1,560,470
BlackRock Inc., 3.5%, 3/18/24	1,750,000	1,903,935
Charles Schwab Corp./The, 0.9%, 3/11/26	2,000,000	1,977,705
Huntington National Bank/The, 3.55%, 10/6/23	1,500,000	1,609,119
JPMorgan Chase & Co., 2.972%, 1/15/23	1,500,000	1,527,749
JPMorgan Chase & Co., (3M USD LIBOR + 1.155%) (A), 3.22%, 3/1/25	2,125,000	2,268,146
Mastercard Inc., 3.3%, 3/26/27	2,259,000	2,491,871
PNC Financial Services Group Inc./The, 3.3%, 3/8/22	1,500,000	1,534,696
State Street Corp., (SOFR + 0.940%) (A), 2.354%, 11/1/25	2,125,000	2,235,504
Truist Financial Corp., MTN, 2.85%, 10/26/24	2,000,000	2,144,551
Truist Financial Corp., MTN (B), 1.95%, 6/5/30	1,500,000	1,471,347
U.S. Bancorp, MTN, 2.625%, 1/24/22	1,750,000	1,777,184
Wells Fargo & Co., MTN, (SOFR + 1.087%) (A), 2.406%, 10/30/25	2,000,000	2,091,405
		28,749,833
Health Care - 1.0%
UnitedHealth Group Inc., 2.875%, 3/15/23	1,500,000	1,570,709

Industrials - 1.2%
John Deere Capital Corp., MTN, 2.65%, 1/6/22	1,750,000	1,778,419

Information Technology - 4.1%
Apple Inc., 2.4%, 5/3/23	1,500,000	1,563,162
Microsoft Corp., 2.875%, 2/6/24	750,000	798,274
salesforce.com Inc., 3.25%, 4/11/23	1,750,000	1,845,657
Texas Instruments Inc., 1.375%, 3/12/25	2,125,000	2,176,796
		6,383,889
Utilities - 0.3%
National Rural Utilities Cooperative Finance Corp., 1%, 6/15/26	500,000	489,897
Total Corporate Notes and Bonds (Cost $59,420,717		60,200,564

U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 59.9%
Fannie Mae - 10.4%
1.375%, 10/7/21	1,000,000	1,005,725
1.875%, 4/5/22	5,000,000	5,083,018
0.500%, 11/7/25	2,500,000	2,470,775
2.125%, 4/24/26	4,000,000	4,243,822
0.750%, 10/8/27	3,500,000	3,390,900
		16,194,240
Freddie Mac - 6.9%
2.375%, 1/13/22	2,000,000	2,032,336
0.375%, 4/20/23	4,500,000	4,516,836
0.375%, 7/21/25	4,250,000	4,193,453
		10,742,625
U.S. Treasury Notes - 42.6%
2.000%, 2/15/22	2,000,000	2,030,625
1.125%, 2/28/22	3,000,000	3,026,484
1.875%, 7/31/22	3,000,000	3,066,797
0.125%, 11/30/22	1,500,000	1,500,000
1.750%, 5/15/23	4,000,000	4,127,031
1.625%, 5/31/23	4,500,000	4,634,121
2.500%, 8/15/23	4,500,000	4,733,613
2.750%, 11/15/23	4,000,000	4,252,344
2.125%, 2/29/24	4,500,000	4,730,449
2.375%, 8/15/24	4,500,000	4,788,281
2.250%, 11/15/24	4,000,000	4,247,656
2.125%, 5/15/25	4,500,000	4,771,231
0.375%, 1/31/26	4,000,000	3,919,063
1.625%, 5/15/26	3,500,000	3,630,020
1.500%, 8/15/26	3,500,000	3,600,898
0.625%, 3/31/27	3,000,000	2,920,313
2.375%, 5/15/27	3,000,000	3,222,656
2.250%, 11/15/27	2,750,000	2,927,676
		66,129,258
Total U.S. Government and Agency Obligations (Cost $92,374,537)		93,066,123

	Shares
SHORT-TERM INVESTMENTS - 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.02% (C) (D)	202,000	202,000
Total Short-Term Investments (Cost $202,000)		202,000
TOTAL INVESTMENTS - 98.8% (Cost $151,997,254**)		153,468,687
NET OTHER ASSETS AND LIABILITIES - 1.2%		1,899,881
TOTAL NET ASSETS - 100.0%		$155,368,568

**	Aggregate cost for Federal tax purposes was $151,997,254.
(A)	Floating rate or variable rate note. Rate shown is as of April 30, 2021.
(B)	All or a portion of these securities, with an aggregate fair value of $197,751, are on loan as part of a securities lending program. See footnote (D) and Note 11 for details on the securities lending program.
(C)	7-day yield.
(D)	Represents investments of cash collateral received in connection with securities lending.
LIBOR	London Interbank Offered Rate.
MTN	Medium Term Note.
SOFR	Secured Overnight Financing Rate.

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2021

Madison Core Bond Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 2,3)
ASSET BACKED SECURITIES - 8.2%
BMW Floorplan Master Owner Trust, Series 2018-1, Class A2, (1M USD LIBOR + 0.320%) (A) (B), 0.435%, 5/15/23	$325,000	$325,041
CCG Receivables Trust, Series 2020-1, Class A2 (A), 0.54%, 12/14/27	724,246	725,812
Chase Auto Credit Linked Notes, Series 2021-1, Class B (A), 0.875%, 9/25/28	1,000,000	1,000,060
Chesapeake Funding II LLC, Series 2018- 3A, Class B (A), 3.62%, 1/15/31	100,000	103,373
Chesapeake Funding II LLC, Series 2018- 1A, Class A1 (A), 3.04%, 4/15/30	159,837	160,663
Chesapeake Funding II LLC, Series 2018- 2A, Class A1 (A), 3.23%, 8/15/30	137,708	139,297
Chesapeake Funding II LLC, Series 2018- 2A, Class B (A), 3.52%, 8/15/30	350,000	355,861
Chesapeake Funding II LLC, Series 2020- 1A, Class A1 (A), 0.87%, 8/16/32	165,793	166,712
CNH Equipment Trust, Series 2019-A, Class A4, 3.22%, 1/15/26	385,000	403,158
Dell Equipment Finance Trust, Series 2020-2, Class A2 (A), 0.47%, 10/24/22	500,000	500,764
Dell Equipment Finance Trust, Series 2019-2, Class A3 (A), 1.91%, 10/22/24	550,000	556,238
Donlen Fleet Lease Funding LLC, Series 2021-2, Class A2 (A), 0.56%, 12/11/34	700,000	699,930
Enterprise Fleet Financing LLC, Series 2017-3, Class A3 (A), 2.36%, 5/20/23	497,216	498,958
Enterprise Fleet Financing LLC, Series 2019-3, Class A2 (A), 2.06%, 5/20/25	337,392	342,119
GM Financial Consumer Automobile Receivables Trust, Series 2019-2, Class B, 2.87%, 10/16/24	500,000	517,285
GM Financial Consumer Automobile Receivables Trust 2020-2, Series 2020-2, Class B, 2.54%, 8/18/25	1,000,000	1,044,992
GreatAmerica Leasing Receivables Funding LLC, Series 2020-1, Class A2 (A), 1.76%, 6/15/22	174,931	175,763
JPMorgan Chase Bank NA, Series 2020-1, Class B (A), 0.991%, 1/25/28	966,659	969,319
JPMorgan Chase Bank NA, Series 2020-2, Class B (A), 0.84%, 2/25/28	1,131,741	1,133,046
Santander Consumer Auto Receivables Trust, Series 2020-BA, Class A3 (A), 0.46%, 8/15/24	1,000,000	1,001,146
Santander Revolving Auto Loan Trust, Series 2019-A, Class C (A), 3%, 1/26/32	500,000	528,290
Synchrony Credit Card Master Note Trust, Series 2018-2, Class C, 3.87%, 5/15/26	850,000	903,759
Verizon Owner Trust, Series 2018-A, Class A1A, 3.23%, 4/20/23	355,220	358,493
Verizon Owner Trust, Series 2020-A, Class B, 1.98%, 7/22/24	350,000	359,814
Wheels SPV LLC, Series 2019-1A, Class A3 (A), 2.35%, 5/22/28	300,000	307,241
Total Asset Backed Securities (Cost $13,214,977)		13,277,134
COLLATERALIZED MORTGAGE OBLIGATIONS - 6.6%
Bunker Hill Loan Depositary Trust, Series 2019-2, Class A1 (A) (C), 2.879%, 7/25/49	352,093	360,033
Bunker Hill Loan Depositary Trust, Series 2020-1, Class A1, CMO (A) (B) (D), 1.724%, 2/25/55	383,536	389,110
Fannie Mae REMICS, Series 2015-12, Class NI, IO, 3.5%, 3/25/30	934,232	90,331
Fannie Mae REMICS, Series 2011-31, Class DB, 3.5%, 4/25/31	507,282	549,023
Fannie Mae REMICS, Series 2011-36, Class QB, 4%, 5/25/31	627,234	689,469
Fannie Mae REMICS, Series 2001-73, Class GZ, 6%, 12/25/31	139,166	158,033
Fannie Mae REMICS, Series 2005-79, Class LT, 5.5%, 9/25/35	113,881	132,775
Fannie Mae REMICS, Series 2020-44, Class TI, CMO, IO, 5.5%, 12/25/35	3,758,084	688,754
Fannie Mae REMICS, Series 2016-21, Class BA, 3%, 3/25/42	217,470	221,669
Freddie Mac REMICS, Series 4066, Class DI, IO, 3%, 6/15/27	1,154,522	65,845
Freddie Mac STACR REMIC Trust, Series 2021-DNA3, Class M1, CMO, (SOFR + 0.750%) (A) (B) (D), 0.76%, 10/25/33	1,000,000	1,000,977
Government National Mortgage Association, Series 2015-53, Class IL, IO, 3%, 9/20/44	307,582	6,517
JPMorgan Mortgage Trust, Series 2019-5, Class A3 (A) (B) (D), 4%, 11/25/49	127,206	130,544
JPMorgan Mortgage Trust, Series 2019-7, Class A3 (A) (B) (D), 3.5%, 2/25/50	265,894	271,037
JPMorgan Mortgage Trust, Series 2021-1, Class A3, CMO (A) (B) (D), 2.5%, 6/25/51	960,634	980,410
JPMorgan Mortgage Trust, Series 2021-3, Class A3, CMO (A) (B) (D), 2.5%, 7/1/51	736,455	751,394
JPMorgan Mortgage Trust, Series 2021-6, Class A4, CMO (A) (B) (D), 2.5%, 10/25/51	1,000,000	1,027,656
JPMorgan Wealth Management, Series 2020-ATR1, Class A3 (A) (B) (D), 3%, 2/25/50	289,515	298,969
Onslow Bay Mortgage Loan Trust, Series 2015-1, Class 2A4 (A) (B) (D), 3%, 11/25/45	208,400	216,090
PSMC Trust, Series 2019-2, Class A1 (A) (B) (D), 3.5%, 10/25/49	111,557	112,604
PSMC Trust, Series 2020-2, Class A2, CMO (A) (B) (D), 3%, 5/25/50	449,622	455,989
PSMC Trust, Series 2021-1, Class A11, CMO (A) (B) (D), 2.5%, 3/25/51	1,000,000	1,028,150
Sequoia Mortgage Trust, Series 2013-7, Class A2 (B) (D), 3%, 6/25/43	483,730	489,635
Towd Point HE Trust, Series 2021-HE1, Class A1, CMO (A) (B) (D), 0.918%, 2/25/63	451,080	450,939
Wells Fargo Mortgage Backed Securities Trust, Series 2019-2, Class A1 (A) (B) (D), 4%, 4/25/49	69,691	70,391
Total Collateralized Mortgage Obligations (Cost $10,811,697)		10,636,344
COMMERCIAL MORTGAGE-BACKED SECURITIES - 3.4%
Fannie Mae-Aces, Series 2017-M15, Class ATS2 (B) (D), 3.196%, 11/25/27	900,000	957,659
FHLMC Multifamily Structured Pass Through Certificates, Series K718, Class X1, IO (B) (D), 0.689%, 1/25/22	20,467,693	37,126
FHLMC Multifamily Structured Pass Through Certificates, Series KJ17, Class A2, 2.982%, 11/25/25	387,661	416,286
FHLMC Multifamily Structured Pass Through Certificates, Series K058, Class A2, 2.653%, 8/25/26	1,000,000	1,075,955
FHLMC Multifamily Structured Pass Through Certificates, Series K059, Class X1, IO (B) (D), 0.43%, 9/25/26	15,542,323	231,111
FHLMC Multifamily Structured Pass Through Certificates, Series K066, Class A2, 3.117%, 6/25/27	1,000,000	1,102,940
FREMF Mortgage Trust, Series 2013-K33, Class B (A) (B) (D), 3.612%, 8/25/46	900,000	952,831
FREMF Mortgage Trust, Series 2015-K721, Class B (A) (B) (D), 3.673%, 11/25/47	750,000	777,020
Total Commercial Mortgage-Backed Securities (Cost $5,290,193)		5,550,928
CORPORATE NOTES AND BONDS - 39.3%
Communication Services - 4.5%
Alibaba Group Holding Ltd. (E), 2.125%, 2/9/31	500,000	481,772
AT&T Inc., 2.25%, 2/1/32	500,000	473,714
AT&T Inc., 4.75%, 5/15/46	500,000	573,144
Charter Communications Operating LLC / Charter Communications Operating Capital Corp., 4.464%, 7/23/22	500,000	520,553
Charter Communications Operating LLC / Charter Communications Operating Capital Corp., 3.85%, 4/1/61	400,000	366,576
Comcast Corp., 4.7%, 10/15/48	250,000	312,699
Diamond Sports Group LLC / Diamond Sports Finance Co. (A), 5.375%, 8/15/26	100,000	73,000
Discovery Communications LLC, 5%, 9/20/37	500,000	591,460
DISH DBS Corp., 6.75%, 6/1/21	525,000	525,656
eBay Inc., 1.9%, 3/11/25	325,000	335,611
Expedia Group Inc., 3.25%, 2/15/30	500,000	507,300
Hughes Satellite Systems Corp., 5.25%, 8/1/26	200,000	220,200
Lumen Technologies Inc. (A), 4.5%, 1/15/29	125,000	123,125
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC (A), 3.36%, 3/20/23	93,750	94,336
T-Mobile USA Inc., 2.625%, 4/15/26	250,000	254,300
Verizon Communications Inc., 4.4%, 11/1/34	500,000	581,950
Verizon Communications Inc., 3.4%, 3/22/41	500,000	511,487
Vodafone Group PLC (E), 5%, 5/30/38	250,000	305,106
Walt Disney Co./The, 3.8%, 3/22/30	300,000	335,411
		7,187,400
Consumer Discretionary - 3.7%
7-Eleven Inc. (A), 1.8%, 2/10/31	400,000	378,147
7-Eleven Inc. (A), 2.5%, 2/10/41	250,000	227,389
Advance Auto Parts Inc., 1.75%, 10/1/27	250,000	247,432
American Airlines Inc./AAdvantage Loyalty IP Ltd. (A) (E), 5.5%, 4/20/26	300,000	315,000
Delta Air Lines Inc., 7.375%, 1/15/26	200,000	234,833
Diamond Resorts International Inc. (A), 7.75%, 9/1/23	250,000	260,313
Hilton Domestic Operating Co. Inc. (A), 5.375%, 5/1/25	250,000	263,288
Home Depot Inc./The, 3.35%, 4/15/50	250,000	263,502
Lowe’s Cos. Inc., 3%, 10/15/50	500,000	471,126
McDonald’s Corp., MTN, 2.125%, 3/1/30	250,000	247,471
McDonald’s Corp., MTN, 4.2%, 4/1/50	250,000	287,921
Performance Food Group Inc. (A), 5.5%, 10/15/27	150,000	158,076
Picasso Finance Sub Inc. (A), 6.125%, 6/15/25	250,000	265,937
QVC Inc., 4.75%, 2/15/27	250,000	263,750
Scientific Games International Inc. (A), 5%, 10/15/25	275,000	283,937

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2021

Madison Core Bond Fund Portfolio of Investments (unaudited) - continued

	Par Value	Value (Note 2,3)
CORPORATE NOTES AND BONDS - continued
Consumer Discretionary - continued
Southwest Airlines Co., 5.25%, 5/4/25	$350,000	$400,755
Southwest Airlines Co., 5.125%, 6/15/27	500,000	584,525
Tractor Supply Co., 1.75%, 11/1/30	550,000	513,971
Vail Resorts Inc. (A), 6.25%, 5/15/25	250,000	265,313
		5,932,686
Consumer Staples - 2.2%
Avis Budget Car Rental LLC / Avis Budget Finance Inc. (A), 5.25%, 3/15/25	157,000	159,355
Bunge Ltd. Finance Corp., 1.63%, 8/17/25	500,000	505,738
Estee Lauder Cos. Inc./The, 2.6%, 4/15/30	200,000	207,606
General Mills Inc., 2.875%, 4/15/30	200,000	207,580
Hormel Foods Corp., 1.8%, 6/11/30	200,000	194,013
Keurig Dr Pepper Inc., 3.8%, 5/1/50	300,000	319,687
Kimberly-Clark Corp., 3.1%, 3/26/30	325,000	351,846
Mars Inc. (A), 3.875%, 4/1/39	400,000	452,069
Mars Inc. (A), 2.375%, 7/16/40	350,000	323,650
STERIS Irish FinCo UnLtd Co. (E), 3.75%, 3/15/51	500,000	505,313
Sysco Corp., 5.95%, 4/1/30	300,000	378,108
		3,604,965
Energy - 4.4%
Berry Petroleum Co. LLC (A), 7%, 2/15/26	150,000	150,156
Boardwalk Pipelines L.P., 4.45%, 7/15/27	400,000	449,880
Energy Transfer L.P., 5.25%, 4/15/29	375,000	429,908
EnLink Midstream Partners L.P., 5.45%, 6/1/47	400,000	337,000
Enterprise Products Operating LLC, 3.75%, 2/15/25	500,000	546,792
Kinder Morgan Inc., 5.55%, 6/1/45	400,000	486,877
Marathon Petroleum Corp., 4.7%, 5/1/25	275,000	309,929
Marathon Petroleum Corp., 3.8%, 4/1/28	600,000	656,018
MPLX L.P., 4.8%, 2/15/29	250,000	288,006
MPLX L.P., 2.65%, 8/15/30	350,000	345,400
Occidental Petroleum Corp., 3.5%, 8/15/29	500,000	477,500
Occidental Petroleum Corp., 4.4%, 8/15/49	250,000	216,250
ONEOK Inc., 5.85%, 1/15/26	150,000	176,628
Phillips 66, 0.9%, 2/15/24	500,000	500,595
Phillips 66, 2.15%, 12/15/30	500,000	476,068
Pioneer Natural Resources Co., 2.15%, 1/15/31	375,000	354,365
Sabine Pass Liquefaction LLC, 4.5%, 5/15/30	250,000	281,423
Valero Energy Corp., 6.625%, 6/15/37	500,000	653,240
		7,136,035
Financials - 13.0%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (E), 4.5%, 9/15/23	150,000	161,490
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (E), 1.75%, 1/30/26	500,000	490,022
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (E), 4.625%, 10/15/27	250,000	278,256
Air Lease Corp., 3.75%, 2/1/22	300,000	305,525
Air Lease Corp., MTN, 2.875%, 1/15/26	500,000	520,605
Alliance Data Systems Corp. (A) (F), 4.75%, 12/15/24	500,000	513,275
Ally Financial Inc., Series B, (5 year CMT + 3.868%) (B), 4.7%, 5/15/26	250,000	253,425
American International Group Inc., 4.75%, 4/1/48	500,000	603,026
Athene Global Funding (A), 1.45%, 1/8/26	500,000	494,578
Avolon Holdings Funding Ltd. (A) (E), 2.125%, 2/21/26	500,000	488,621
Bank of America Corp., Series N, (SOFR + 0.910%) (B), 1.658%, 3/11/27	400,000	403,256
Bank of America Corp., MTN, (SOFR + 1.370%) (B), 1.922%, 10/24/31	250,000	237,402
Belrose Funding Trust (A), 2.33%, 8/15/30	350,000	337,912
Capital One Financial Corp., 3.3%, 10/30/24	350,000	378,639
Cboe Global Markets Inc., 3.65%, 1/12/27	445,000	492,415
Charles Schwab Corp./The, Series H, (10 year CMT + 3.079%) (B), 4%, 12/1/30	550,000	557,122
Credit Acceptance Corp. (A), 5.125%, 12/31/24	155,000	159,844
Credit Suisse Group AG, (5 year CMT + 3.554%) (A) (B) (E) (G), 4.5%, 9/3/30	175,000	167,125
Empower Finance L.P. (A), 3.075%, 9/17/51	350,000	335,520
Fifth Third Bancorp, 2.55%, 5/5/27	350,000	367,195
Five Corners Funding Trust II (A), 2.85%, 5/15/30	250,000	259,719
Genworth Mortgage Holdings Inc. (A), 6.5%, 8/15/25	250,000	271,478
Goldman Sachs BDC Inc., 2.875%, 1/15/26	400,000	413,778
Goldman Sachs Group Inc./The, (3M USD LIBOR + 1.201%) (B), 3.272%, 9/29/25	500,000	536,918
Host Hotels & Resorts L.P., Series I, 3.5%, 9/15/30	350,000	360,009
Huntington Bancshares Inc., Series G, (7 year CMT + 4.045%) (B), 4.45%, 10/15/27	125,000	133,656
Huntington Bancshares Inc., 2.55%, 2/4/30	300,000	304,350
Huntington National Bank/The, 3.55%, 10/6/23	500,000	536,373
Intercontinental Exchange Inc., 3.75%, 9/21/28	250,000	277,499
Iron Mountain Inc. (A), 4.5%, 2/15/31	250,000	249,320
JPMorgan Chase & Co., Series II, (SOFR + 2.745%) (B), 4%, 4/1/25	600,000	602,805
JPMorgan Chase & Co., (SOFR + 0.695%) (B), 1.04%, 2/4/27	650,000	638,106
KKR Group Finance Co. VIII LLC (A), 3.5%, 8/25/50	250,000	252,498
Liberty Mutual Group Inc. (A), 3.95%, 5/15/60	150,000	154,193
M&T Bank Corp., 3.55%, 7/26/23	250,000	267,088
MetLife Inc., Series G, (5 year CMT + 3.576%) (B), 3.85%, 9/15/25	350,000	368,375
Morgan Stanley, (SOFR + 1.990%) (B), 2.188%, 4/28/26	175,000	181,896
Morgan Stanley, (SOFR + 0.879%) (B), 1.593%, 5/4/27	250,000	250,942
Morgan Stanley, MTN, (SOFR + 1.020%) (B), 1.928%, 4/28/32	500,000	473,314
MPT Operating Partnership L.P. / MPT Finance Corp., 5%, 10/15/27	250,000	263,125
Nasdaq Inc., 1.65%, 1/15/31	750,000	694,304
Omega Healthcare Investors Inc., 3.375%, 2/1/31	250,000	252,589
PNC Bank NA, 2.7%, 10/22/29	250,000	258,031
Prudential Financial Inc., (5 year CMT + 3.035%) (B), 3.7%, 10/1/50	250,000	258,125
Regions Financial Corp., 2.25%, 5/18/25	500,000	521,101
Royal Bank of Canada, MTN (E), 1.15%, 6/10/25	500,000	502,994
Standard Chartered PLC, (5 year CMT + 3.805%) (A) (B) (E) (G), 4.75%, 1/14/31	750,000	761,400
State Street Corp., (SOFR + 1.490%) (B), 3.031%, 11/1/34	250,000	260,209
STORE Capital Corp., 4.5%, 3/15/28	500,000	557,041
Teachers Insurance & Annuity Association of America (A), 3.3%, 5/15/50	300,000	297,978
Truist Bank, 2.25%, 3/11/30	325,000	320,622
Truist Financial Corp., MTN, (SOFR + 0.609%) (B), 1.267%, 3/2/27	500,000	497,492
UBS Group AG, (5 year CMT + 3.313%) (A) (B) (E), 4.375%, 2/10/31	400,000	398,504
USAA Capital Corp. (A), 2.125%, 5/1/30	175,000	173,070
Wells Fargo & Co., (5 year CMT + 3.453%) (B), 3.9%, 3/15/26	250,000	255,600
Wells Fargo & Co., (SOFR + 2.000%) (B), 2.188%, 4/30/26	350,000	362,502
Wells Fargo & Co., MTN, (SOFR + 2.100%) (B), 2.393%, 6/2/28	250,000	257,211
		20,969,468
Health Care - 2.7%
AbbVie Inc., 5%, 12/15/21	200,000	203,571
AbbVie Inc., 3.75%, 11/14/23	400,000	431,822
Becton, Dickinson and Co., 2.894%, 6/6/22	341,000	349,713
Cigna Corp., 4.9%, 12/15/48	500,000	616,372
CVS Health Corp., 5.125%, 7/20/45	500,000	622,687
Health Care Service Corp. A Mutual Legal Reserve Co. (A), 2.2%, 6/1/30	250,000	246,723
Royalty Pharma PLC (A) (E), 2.2%, 9/2/30	500,000	477,396
Royalty Pharma PLC (A) (E), 3.55%, 9/2/50	500,000	472,761
UnitedHealth Group Inc., 3.7%, 8/15/49	250,000	273,486
Viatris Inc. (A), 2.7%, 6/22/30	400,000	394,989
Zoetis Inc., 3%, 5/15/50	250,000	241,557
		4,331,077
Industrials - 4.7%
Berry Global Inc. (G), 5.125%, 7/15/23	117,000	118,024
Boeing Co./The, 2.196%, 2/4/26	400,000	400,408
Boeing Co./The, 3.625%, 2/1/31	350,000	367,810
Boeing Co./The, 5.805%, 5/1/50	350,000	448,843
Carlisle Cos. Inc., 3.5%, 12/1/24	500,000	542,001
Carrier Global Corp., 3.577%, 4/5/50	200,000	200,879
DAE Funding LLC (A), 5.25%, 11/15/21	500,000	506,875
DAE Funding LLC (A), 5%, 8/1/24	250,000	256,562
General Electric Co., 3.45%, 5/1/27	250,000	273,026
Howmet Aerospace Inc., 5.125%, 10/1/24	200,000	219,250
Otis Worldwide Corp., 2.565%, 2/15/30	350,000	355,969
Quanta Services Inc., 2.9%, 10/1/30	500,000	513,244
Tennant Co., 5.625%, 5/1/25	275,000	282,736
Textron Inc., 2.45%, 3/15/31	250,000	246,795
TransDigm Inc. (A), 6.25%, 3/15/26	475,000	502,906
Vontier Corp. (A), 1.8%, 4/1/26	300,000	299,211
Vulcan Materials Co. (G), 3.5%, 6/1/30	500,000	543,868
WRKCo Inc., 3.9%, 6/1/28	700,000	779,199
WRKCo Inc., 3%, 6/15/33	300,000	309,356
Xylem Inc., 2.25%, 1/30/31	350,000	342,187
		7,509,149
Information Technology - 2.1%
Broadcom Inc., 4.15%, 11/15/30	250,000	273,130
Dell International LLC / EMC Corp. (A), 8.35%, 7/15/46	350,000	547,994
Donnelley Financial Solutions Inc., 8.25%, 10/15/24	275,000	288,062
Intuit Inc., 1.65%, 7/15/30	250,000	240,479
Lam Research Corp., 1.9%, 6/15/30	350,000	342,579
Marvell Technology Group Ltd. (E), 4.2%, 6/22/23	500,000	530,795
Micron Technology Inc., 2.497%, 4/24/23	250,000	259,001
NXP BV / NXP Funding LLC / NXP USA Inc. (A) (E), 3.15%, 5/1/27	200,000	214,235
Oracle Corp., 3.95%, 3/25/51	750,000	778,279
		3,474,554

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2021

Madison Core Bond Fund Portfolio of Investments (unaudited) - continued

	Par Value	Value (Note 2,3)
CORPORATE NOTES AND BONDS - continued
Materials - 0.6%
EI du Pont de Nemours and Co., 1.7%, 7/15/25	$150,000	$154,135
LYB International Finance III LLC, 3.625%, 4/1/51	400,000	400,180
Nutrition & Biosciences Inc. (A), 3.468%, 12/1/50	500,000	493,781
		1,048,096
Utilities - 1.4%
AES Corp./The (A), 1.375%, 1/15/26	750,000	737,323
Berkshire Hathaway Energy Co., 1.65%, 5/15/31	350,000	330,204
Duke Energy Corp., 3.75%, 9/1/46	500,000	515,790
Eastern Energy Gas Holdings LLC, Series B, 3%, 11/15/29	350,000	366,541
Interstate Power & Light Co., 3.5%, 9/30/49	250,000	259,513
		2,209,371
Total Corporate Notes and Bonds (Cost $60,812,697)		63,402,801
FOREIGN CORPORATE BONDS - 0.2%
Industrials - 0.2%
Delta Air Lines Inc. / SkyMiles IP Ltd. (A) (E), 4.75%, 10/20/28	250,000	274,427
Total Foreign Corporate Bonds (Cost $250,000)		274,427
MORTGAGE BACKED SECURITIES - 13.8%
Fannie Mae - 7.6%
3%, 9/1/30 Pool # 890696	505,146	535,535
3%, 12/1/30 Pool # AL8924	262,011	276,421
7%, 11/1/31 Pool # 607515	5,262	5,994
3.5%, 12/1/31 Pool # MA0919	171,220	184,514
6.5%, 3/1/32 Pool # 631377	18,285	20,541
6.5%, 5/1/32 Pool # 636758	1,012	1,137
7%, 5/1/32 Pool # 644591	457	476
6.5%, 6/1/32 Pool # 545691	35,929	40,977
3.5%, 8/1/32 Pool # MA3098	259,173	279,277
3.5%, 9/1/32 Pool # MA3126	180,281	194,557
5.5%, 11/1/33 Pool # 555880	42,890	49,258
5%, 5/1/34 Pool # 780890	19,420	22,446
7%, 7/1/34 Pool # 792636	6,838	7,135
4%, 2/1/35 Pool # MA2177	402,186	440,308
5%, 8/1/35 Pool # 829670	44,458	51,341
5%, 9/1/35 Pool # 835699	49,878	56,520
5%, 9/1/35 Pool # 820347	60,995	70,522
3.5%, 12/1/35 Pool # MA2473	423,413	458,731
4.5%, 12/1/35 Pool # 745147	6,498	7,239
5%, 12/1/35 Pool # 850561	15,197	17,574
6%, 11/1/36 Pool # 902510	43,921	52,255
6%, 10/1/37 Pool # 947563	49,129	58,462
6.5%, 12/1/37 Pool # 889072	37,708	44,338
6.5%, 8/1/38 Pool # 987711	108,559	132,112
3%, 11/1/39 Pool # MA3831	220,028	230,559
4%, 9/1/40 Pool # AE3039	436,156	483,598
4%, 1/1/41 Pool # AB2080	323,403	356,915
2.5%, 5/1/41 Pool # MA4334	1,000,000	1,043,398
5.5%, 7/1/41 Pool # AL6588	298,010	346,246
4%, 9/1/41 Pool # AJ1406	167,469	183,889
4%, 10/1/41 Pool # AJ4046	427,159	477,743
3.5%, 11/1/41 Pool # AB3867	159,798	174,513
4%, 3/1/42 Pool # AL1998	600,829	662,767
3.5%, 6/1/42 Pool # AO4134	660,066	722,890
3.5%, 8/1/42 Pool # AP2133	339,346	369,559
3%, 9/1/42 Pool # AP6568	68,587	73,316
3.5%, 9/1/42 Pool # AB6228	220,410	240,033
4%, 10/1/42 Pool # AP7363	448,723	497,291
3.5%, 1/1/43 Pool # AQ9326	371,757	407,729
3%, 2/1/43 Pool # AL3072	636,481	680,426
3.5%, 3/1/43 Pool # AT0310	317,791	347,019
3.5%, 4/1/43 Pool # AT2887	281,652	308,403
4%, 1/1/45 Pool # AS4257	106,553	117,529
4.5%, 10/1/46 Pool # MA2783	75,960	83,695
3%, 1/1/47 Pool # BE0108	448,250	476,689
2.5%, 12/1/47 Pool # FM3165	986,288	1,030,533
		12,322,410
Freddie Mac - 6.2%
4.5%, 2/1/25 Pool # J11722	48,114	51,169
4.5%, 5/1/25 Pool # J12247	96,964	102,757
8%, 6/1/30 Pool # C01005	359	426
6.5%, 1/1/32 Pool # C62333	17,783	20,115
2.5%, 2/1/32 Pool # ZS8641	360,064	376,214
3.5%, 8/1/32 Pool # C91485	201,118	219,031
4%, 5/1/33 Pool # G18693	436,574	467,782
4.5%, 6/1/34 Pool # C01856	239,047	266,421
2.5%, 6/1/35 Pool # RC1421	542,860	567,050
6.5%, 11/1/36 Pool # C02660	5,034	5,928
5.5%, 1/1/37 Pool # G04593	147,638	171,746
5.5%, 11/1/37 Pool # A68787	98,824	115,544
5.5%, 12/1/38 Pool # G05267	245,996	287,400
4.5%, 8/1/39 Pool # G08361	269,796	303,132
3.5%, 11/1/40 Pool # G06168	245,670	267,451
2%, 3/1/41 Pool # RB5105	1,239,925	1,265,941
4%, 10/1/41 Pool # Q04092	481,115	533,662
4.5%, 3/1/42 Pool # G07491	297,368	333,556
3%, 9/1/42 Pool # C04233	382,204	408,759
3%, 2/1/43 Pool # Q15767	296,147	316,735
3%, 4/1/43 Pool # V80026	266,193	284,693
3%, 4/1/43 Pool # V80025	276,872	296,125
3.5%, 8/1/44 Pool # Q27927	320,504	348,997
3%, 7/1/45 Pool # G08653	499,384	529,102
3.5%, 8/1/45 Pool # Q35614	366,261	397,213
3%, 11/1/45 Pool # G08675	409,461	433,408
3%, 1/1/46 Pool # G08686	530,426	561,481
3%, 10/1/46 Pool # G60722	504,422	536,120
3.5%, 11/1/47 Pool # Q52079	461,130	493,650
		9,961,608
Ginnie Mae - 0.0%
6.5%, 2/20/29 Pool # 2714	5,537	6,372
6.5%, 4/20/31 Pool # 3068	2,670	3,123
4%, 4/15/39 Pool # 698089	19,583	21,529
		31,024
Total Mortgage Backed Securities (Cost $21,322,494)		22,315,042
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 23.6%
U.S. Treasury Bonds - 7.0%
6.625%, 2/15/27	$2,000,000	$2,630,859
5.375%, 2/15/31	1,250,000	1,682,471
4.500%, 5/15/38	1,500,000	2,039,883
3.750%, 8/15/41	1,000,000	1,266,133
3.000%, 5/15/45	1,250,000	1,421,338
3.000%, 5/15/47	750,000	856,260
3.375%, 11/15/48	500,000	612,695
1.250%, 5/15/50	1,000,000	774,531
		11,284,170
U.S. Treasury Notes - 16.6%
2.750%, 2/15/24	2,500,000	2,670,312
2.250%, 11/15/25	5,000,000	5,336,719
0.375%, 1/31/26	5,500,000	5,388,711
1.500%, 8/15/26	5,250,000	5,401,348
2.375%, 5/15/27	4,000,000	4,296,875
2.875%, 5/15/28	1,250,000	1,381,689
2.625%, 2/15/29	1,000,000	1,088,906
0.625%, 8/15/30	1,250,000	1,144,727
		26,709,287

Total U.S. Government and Agency Obligations (Cost $36,698,120)		37,993,457

	Shares
SHORT-TERM INVESTMENTS - 5.5%
State Street Institutional U.S. Government Money Market Fund, 0.03%, Premier Class (H)	7,213,408	7,213,408
State Street Navigator Securities Lending Government Money Market Portfolio, 0.02% (H) (I)	1,576,363	1,576,363
Total Short-Term Investments (Cost $8,789,771)		8,789,771
TOTAL INVESTMENTS - 100.6% (Cost $157,189,949**)		162,239,904
NET OTHER ASSETS AND LIABILITIES - (0.6%)		(970,450)
TOTAL NET ASSETS - 100.0%		$161,269,454

**	Aggregate cost for Federal tax purposes was $157,297,922.
(A)	Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.”
(B)	Floating rate or variable rate note. Rate shown is as of April 30, 2021.
(C)	Stepped rate security. Rate shown is as of April 30, 2021.
(D)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.
(E)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 4.2% of total net assets.
(F)	Restricted. The aggregate cost of such securities is $5,00,000. The aggregate value is $5,13,275, representing 0.3% of net assets.
(G)	All or a portion of these securities, with an aggregate fair value of $1,541,746, are on loan as part of a securities lending program. See footnote (I) and Note 11 for details on the securities lending program.
(H)	7-day yield.
(I)	Represents investments of cash collateral received in connection with securities lending.
CMT	Constant Maturity Treasury.
DAC	Designated Activity Company.
FHLMC	Federal Home Loan Mortgage Corp or Freddie Mac.
FREMF	Freddie Mac Multifamily.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
LLC	Limited Liability Company.
MTN	Medium Term Note.
PLC	Public Limited Company.
REMIC	Real Estate Mortgage Investment Conduit.
SOFR	Secured Overnight Financing Rate.
STACR	Structured Agency Credit Risk.
USD	United States Dollar.

See accompanying Notes to Financial Statements.

MADISON FUNDS | April 30, 2021

Madison Diversified Income Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2,3)
COMMON STOCKS - 68.1%
Communication Services - 5.1%
Comcast Corp., Class A	88,550	$4,972,083
Verizon Communications Inc.	70,300	4,062,637
		9,034,720
Consumer Discretionary - 6.3%
Home Depot Inc./The	16,400	5,308,188
McDonald’s Corp.	14,750	3,482,180
Starbucks Corp.	21,300	2,438,637
		11,229,005
Consumer Staples - 6.9%
Archer-Daniels-Midland Co.	31,000	1,957,030
Coca-Cola Co./The	36,150	1,951,377
Colgate-Palmolive Co.	16,300	1,315,410
Hershey Co./The	8,400	1,380,120
PepsiCo Inc.	22,450	3,236,392
Procter & Gamble Co./The	18,800	2,508,296
		12,348,625
Energy - 0.8%
Baker Hughes Co.	73,100	1,467,848

Financials - 13.3%
Aflac Inc.	45,700	2,455,461
BlackRock Inc.	6,000	4,915,800
CME Group Inc.	12,200	2,464,278
JPMorgan Chase & Co.	23,975	3,687,595
Northern Trust Corp.	35,700	4,062,660
Travelers Cos. Inc./The	26,925	4,164,220
US Bancorp	35,650	2,115,828
		23,865,842
Health Care - 9.7%
AmerisourceBergen Corp.	11,100	1,340,880
Amgen Inc.	8,250	1,977,030
Bristol-Myers Squibb Co.	55,200	3,445,584
Johnson & Johnson	27,100	4,409,983
Medtronic PLC	16,200	2,120,904
Merck & Co. Inc.	31,025	2,311,362
Pfizer Inc.	47,100	1,820,415
		17,426,158
Industrials - 10.2%
3M Co.	15,100	2,976,814
Caterpillar Inc.	15,750	3,592,732
Emerson Electric Co.	44,000	3,981,560
Fastenal Co.	50,500	2,640,140
Honeywell International Inc.	6,150	1,371,696
Lockheed Martin Corp.	3,750	1,427,100
Union Pacific Corp.	10,175	2,259,766
		18,249,808
Information Technology - 9.3%
Analog Devices Inc.	15,975	2,446,731
Automatic Data Processing Inc.	7,800	1,458,522
Cisco Systems Inc.	83,000	4,225,530
Oracle Corp.	16,750	1,269,483
Paychex Inc.	23,825	2,322,699
TE Connectivity Ltd.	9,325	1,253,933
Texas Instruments Inc.	20,800	3,754,608
		16,731,506
Materials - 4.1%
Linde PLC	7,300	2,086,632
Nucor Corp.	62,900	5,174,154
		7,260,786
Real Estate - 0.9%
American Tower Corp., REIT	6,500	1,656,005

Utilities - 1.5%
Dominion Energy Inc.	32,450	2,592,755
Total Common Stocks
(Cost $80,510,803)		121,863,058

	Par Value
ASSET BACKED SECURITIES - 1.4%
BMW Floorplan Master Owner Trust, Series 2018-1, Class A2, (1M USD LIBOR + 0.320%) (A) (B), 0.435%, 5/15/23	$175,000	175,022
CCG Receivables Trust, Series 2020-1, Class A2 (A), 0.54%, 12/14/27	337,982	338,712
Chesapeake Funding II LLC, Series 2018- 3A, Class B (A), 3.62%, 1/15/31	100,000	103,373
Chesapeake Funding II LLC, Series 2018- 1A, Class A1 (A), 3.04%, 4/15/30	122,952	123,587
Chesapeake Funding II LLC, Series 2018- 2A, Class A1 (A), 3.23%, 8/15/30	51,640	52,236
Chesapeake Funding II LLC, Series 2020- 1A, Class A1 (A), 0.87%, 8/16/32	82,897	83,356
CNH Equipment Trust, Series 2019-A, Class A4, 3.22%, 1/15/26	130,000	136,131
Dell Equipment Finance Trust, Series 2019- 2, Class A3 (A), 1.91%, 10/22/24	250,000	252,836
Donlen Fleet Lease Funding LLC, Series 2021-2, Class A2 (A), 0.56%, 12/11/34	150,000	149,985
Enterprise Fleet Financing LLC, Series 2019-3, Class A2 (A), 2.06%, 5/20/25	202,435	205,272
GM Financial Consumer Automobile Receivables Trust, Series 2019-2, Class B, 2.87%, 10/16/24	150,000	155,186
GreatAmerica Leasing Receivables Funding LLC, Series 2020-1, Class A2 (A), 1.76%, 6/15/22	58,310	58,588
Santander Consumer Auto Receivables Trust, Series 2020-BA, Class A3 (A), 0.46%, 8/15/24	250,000	250,286
Santander Revolving Auto Loan Trust, Series 2019-A, Class C (A), 3%, 1/26/32	150,000	158,487
Verizon Owner Trust, Series 2018-A, Class A1A, 3.23%, 4/20/23	106,994	107,980
Verizon Owner Trust, Series 2020-A, Class B, 1.98%, 7/22/24	100,000	102,804
Wheels SPV LLC, Series 2019-1A, Class A2 (A), 2.3%, 5/22/28	41,973	42,303
Total Asset Backed Securities (Cost $2,474,594)		2,496,144

	Par Value	Value (Note 2,3)
COLLATERALIZED MORTGAGE OBLIGATIONS - 1.5%
Fannie Mae REMICS, Series 2011-31, Class DB, 3.5%, 4/25/31	$115,950	$125,491
Fannie Mae REMICS, Series 2011-36, Class QB, 4%, 5/25/31	156,809	172,367
Fannie Mae REMICS, Series 2005-79, Class LT, 5.5%, 9/25/35	53,382	62,238
Fannie Mae REMICS, Series 2020-44, Class TI, CMO, IO, 5.5%, 12/25/35	1,282,170	234,987
Fannie Mae REMICS, Series 2016-21, Class BA, 3%, 3/25/42	86,988	88,668
Freddie Mac REMICS, Series 3187, Class Z, 5%, 7/15/36	141,689	160,527
Freddie Mac STACR REMIC Trust, Series 2021-DNA3, Class M1, CMO, (SOFR + 0.750%) (A) (B) (C), 0.76%, 10/25/33	225,000	225,220
JPMorgan Mortgage Trust, Series 2019-7, Class A3 (A) (B) (C), 3.5%, 2/25/50	81,699	83,280
JPMorgan Mortgage Trust, Series 2021-1, Class A3, CMO (A) (B) (C), 2.5%, 6/25/51	288,190	294,123
JPMorgan Mortgage Trust, Series 2021-6, Class A4, CMO (A) (B) (C), 2.5%, 10/25/51	350,000	359,680
JPMorgan Wealth Management, Series 2020-ATR1, Class A3 (A) (B) (C), 3%, 2/25/50	115,806	119,588
Onslow Bay Mortgage Loan Trust, Series 2015-1, Class 2A4 (A) (B) (C), 3%, 11/25/45	89,314	92,610
PSMC Trust, Series 2019-2, Class A1 (A) (B) (C), 3.5%, 10/25/49	22,311	22,521
PSMC Trust, Series 2021-1, Class A11, CMO (A) (B) (C), 2.5%, 3/25/51	100,000	102,815
Sequoia Mortgage Trust, Series 2013-7, Class A2 (B) (C), 3%, 6/25/43	231,993	234,825
Towd Point HE Trust, Series 2021-HE1, Class A1, CMO (A) (B) (C), 0.918%, 2/25/63	225,540	225,469
Wells Fargo Mortgage Backed Securities Trust, Series 2019-2, Class A1 (A) (B) (C), 4%, 4/25/49	115,570	116,731
Total Collateralized Mortgage Obligations (Cost $2,683,318)		2,721,140

COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.1%
Fannie Mae-Aces, Series 2013-M12, Class APT (B) (C), 2.495%, 3/25/23	243,858	250,537
Fannie Mae-Aces, Series 2017-M15, Class A1, VRN (B) (C), 3.058%, 9/25/27	362,660	389,883
Fannie Mae-Aces, Series 2017-M15, Class ATS2 (B) (C), 3.196%, 11/25/27	250,000	266,016
FHLMC Multifamily Structured Pass Through Certificates, Series KJ17, Class A2, 2.982%, 11/25/25	242,288	260,179
FHLMC Multifamily Structured Pass Through Certificates, Series K066, Class A2, 3.117%, 6/25/27	600,000	661,764
FREMF Mortgage Trust, Series 2015-K721, Class B (A) (B) (C), 3.673%, 11/25/47	200,000	207,205
Total Commercial Mortgage-Backed Securities (Cost $1,904,676)		2,035,584

See accompanying Notes to Financial Statements.

MADISON FUNDS | April 30, 2021

Madison Diversified Income Fund Portfolio of Investments (unaudited) - continued

	Par Value	Value (Note 2,3)
CORPORATE NOTES AND BONDS - continued
Communication Services - 1.4%
AT&T Inc., 2.25%, 2/1/32	$150,000	$142,114
AT&T Inc., 4.75%, 5/15/46	200,000	229,258
Charter Communications Operating LLC / Charter Communications Operating Capital Corp., 4.464%, 7/23/22	200,000	208,221
Charter Communications Operating LLC / Charter Communications Operating Capital Corp., 3.85%, 4/1/61	100,000	91,644
Comcast Corp., 4.15%, 10/15/28	275,000	316,205
Discovery Communications LLC, 5%, 9/20/37	250,000	295,730
DISH DBS Corp., 6.75%, 6/1/21	100,000	100,125
eBay Inc., 1.9%, 3/11/25	50,000	51,632
Expedia Group Inc., 3.25%, 2/15/30	200,000	202,920
T-Mobile USA Inc., 2.625%, 4/15/26	100,000	101,720
Verizon Communications Inc., 4.329%, 9/21/28	331,000	381,426
Verizon Communications Inc., 3.875%, 2/8/29	100,000	112,524
Verizon Communications Inc., 3.7%, 3/22/61	200,000	202,002
Walt Disney Co./The, 3.8%, 3/22/30	50,000	55,902
		2,491,423
Consumer Discretionary - 0.9%
7-Eleven Inc. (A), 1.8%, 2/10/31	100,000	94,537
Hilton Domestic Operating Co. Inc. (A), 5.375%, 5/1/25	100,000	105,315
Home Depot Inc./The, 3.35%, 4/15/50	100,000	105,401
Lowe’s Cos. Inc., 3%, 10/15/50	250,000	235,563
McDonald’s Corp., MTN, 2.125%, 3/1/30	50,000	49,494
McDonald’s Corp., MTN, 4.875%, 12/9/45	300,000	370,090
Performance Food Group Inc. (A), 5.5%, 10/15/27	50,000	52,692
Picasso Finance Sub Inc. (A), 6.125%, 6/15/25	100,000	106,375
Southwest Airlines Co., 5.25%, 5/4/25	50,000	57,251
Southwest Airlines Co., 5.125%, 6/15/27	200,000	233,810
Tractor Supply Co., 1.75%, 11/1/30	125,000	116,812
Vail Resorts Inc. (A), 6.25%, 5/15/25	100,000	106,125
		1,633,465
Consumer Staples - 0.6%
Hormel Foods Corp., 1.8%, 6/11/30	100,000	97,007
Keurig Dr Pepper Inc., 3.8%, 5/1/50	75,000	79,922
Kimberly-Clark Corp., 3.1%, 3/26/30	100,000	108,260
Mars Inc. (A), 2.375%, 7/16/40	250,000	231,178
Mars Inc. (A), 3.95%, 4/1/49	200,000	228,479
STERIS Irish FinCo UnLtd Co. (D), 3.75%, 3/15/51	150,000	151,594
Sysco Corp., 5.95%, 4/1/30	100,000	126,036
		1,022,476
Energy - 2.0%
BP Capital Markets America Inc., 3.119%, 5/4/26	200,000	215,776
ConocoPhillips Co., 4.15%, 11/15/34	129,000	143,718
Energy Transfer L.P., 5.25%, 4/15/29	75,000	85,982
Enterprise Products Operating LLC, 3.75%, 2/15/25	300,000	328,075
Exxon Mobil Corp., 4.114%, 3/1/46	225,000	252,697
Kinder Morgan Inc., 5.55%, 6/1/45	200,000	243,438
Marathon Petroleum Corp., 4.7%, 5/1/25	100,000	112,701
MPLX L.P., 4.8%, 2/15/29	150,000	172,804
MPLX L.P., 2.65%, 8/15/30	100,000	98,686
Occidental Petroleum Corp., 3.5%, 8/15/29	100,000	95,500
Phillips 66, 2.15%, 12/15/30	200,000	190,427
Phillips 66, 4.65%, 11/15/34	250,000	291,869
Pioneer Natural Resources Co., 2.15%, 1/15/31	75,000	70,873
Sabine Pass Liquefaction LLC, 4.5%, 5/15/30	200,000	225,138
Schlumberger Holdings Corp. (A), 4%, 12/21/25	20,000	22,261
Schlumberger Holdings Corp. (A), 3.9%, 5/17/28	292,000	320,387
Valero Energy Corp., 6.625%, 6/15/37	250,000	326,620
Valero Energy Partners L.P., 4.5%, 3/15/28	300,000	334,444
		3,531,396
Financials - 3.7%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (D), 1.75%, 1/30/26	150,000	147,006
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (D), 4.625%, 10/15/27	150,000	166,953
Avolon Holdings Funding Ltd. (A) (D), 2.125%, 2/21/26	150,000	146,586
Bank of America Corp., MTN, (3M USD LIBOR + 1.090%) (B), 3.093%, 10/1/25	400,000	427,762
Bank of America Corp., Series N, (SOFR + 0.910%) (B), 1.658%, 3/11/27	200,000	201,628
Bank of America Corp., MTN, (SOFR + 1.370%) (B), 1.922%, 10/24/31	150,000	142,441
Bank of Montreal, MTN (D), 3.3%, 2/5/24	110,000	118,305
Belrose Funding Trust (A), 2.33%, 8/15/30	100,000	96,546
Capital One Financial Corp., 3.3%, 10/30/24	200,000	216,365
Cboe Global Markets Inc., 3.65%, 1/12/27	130,000	143,852
Charles Schwab Corp./The, Series H, (10 year CMT + 3.079%) (B), 4%, 12/1/30	175,000	177,266
Credit Suisse Group AG, (5 year CMT + 3.554%) (A) (B) (D) (E), 4.5%, 9/3/30	100,000	95,500
Empower Finance L.P. (A), 3.075%, 9/17/51	100,000	95,863
Fifth Third Bancorp, 2.55%, 5/5/27	125,000	131,141
Goldman Sachs BDC Inc., 2.875%, 1/15/26	100,000	103,445
Goldman Sachs Group Inc./The, (3M USD LIBOR + 1.201%) (B), 3.272%, 9/29/25	350,000	375,843
Healthpeak Properties Inc., 3.25%, 7/15/26	100,000	108,673
Host Hotels & Resorts L.P., Series I, 3.5%, 9/15/30	100,000	102,860
Huntington Bancshares Inc., 2.55%, 2/4/30	100,000	101,450
Iron Mountain Inc. (A), 4.5%, 2/15/31	50,000	49,864
JPMorgan Chase & Co., Series II, (SOFR + 2.745%) (B), 4%, 4/1/25	250,000	251,169
JPMorgan Chase & Co., (SOFR + 0.695%) (B), 1.04%, 2/4/27	200,000	196,340
KKR Group Finance Co. VIII LLC (A), 3.5%, 8/25/50	125,000	126,249
Liberty Mutual Group Inc. (A), 3.95%, 5/15/60	25,000	25,699
Markel Corp., (5 year CMT + 5.662%) (B), 6%, 6/1/25	100,000	109,000
Morgan Stanley, MTN, 3.875%, 1/27/26	100,000	111,428
Morgan Stanley, (SOFR + 0.879%) (B), 1.593%, 5/4/27	100,000	100,377
Morgan Stanley, MTN, (SOFR + 1.020%) (B), 1.928%, 4/28/32	250,000	236,657
Nasdaq Inc., 1.65%, 1/15/31	250,000	231,435
Omega Healthcare Investors Inc., 3.375%, 2/1/31	100,000	101,036
PNC Financial Services Group Inc./The, 3.45%, 4/23/29	300,000	330,904
Prudential Financial Inc., (5 year CMT + 3.035%) (B), 3.7%, 10/1/50	125,000	129,063
Regions Financial Corp., 2.25%, 5/18/25	100,000	104,220
Standard Chartered PLC, (5 year CMT + 3.805%) (A) (B) (D), 4.75%, 1/14/31	250,000	253,800
STORE Capital Corp., 4.5%, 3/15/28	100,000	111,408
Synchrony Financial, 3.7%, 8/4/26	150,000	162,912
Teachers Insurance & Annuity Association of America (A), 3.3%, 5/15/50	100,000	99,326
Truist Bank, 2.25%, 3/11/30	50,000	49,327
Truist Financial Corp., MTN, 2.85%, 10/26/24	200,000	214,455
Truist Financial Corp., MTN, (SOFR + 0.609%) (B), 1.267%, 3/2/27	200,000	198,997
UBS Group AG, (5 year CMT + 3.313%) (A) (B) (D), 4.375%, 2/10/31	200,000	199,252
Wells Fargo & Co., (5 year CMT + 3.453%) (B), 3.9%, 3/15/26	100,000	102,240
Wells Fargo & Co., MTN, (SOFR + 2.100%) (B), 2.393%, 6/2/28	100,000	102,884
		6,697,527
Health Care - 0.9%
Anthem Inc., 2.375%, 1/15/25	50,000	52,444
Cigna Corp., 4.375%, 10/15/28	50,000	57,163
CVS Health Corp., 5.125%, 7/20/45	250,000	311,344
Health Care Service Corp. A Mutual Legal Reserve Co. (A), 2.2%, 6/1/30	50,000	49,345
Royalty Pharma PLC (A) (D), 2.2%, 9/2/30	250,000	238,698
Royalty Pharma PLC (A) (D), 3.55%, 9/2/50	250,000	236,380
UnitedHealth Group Inc., 3.7%, 8/15/49	50,000	54,697
Viatris Inc. (A), 2.7%, 6/22/30	125,000	123,434
Zoetis Inc., 3%, 9/12/27	350,000	376,908
Zoetis Inc., 3%, 5/15/50	100,000	96,623
		1,597,036
Industrials - 0.9%
Boeing Co./The, 2.196%, 2/4/26	100,000	100,102
Boeing Co./The, 3.625%, 2/1/31	125,000	131,361
Boeing Co./The, 5.805%, 5/1/50	50,000	64,121
DAE Funding LLC (A), 5.25%, 11/15/21	100,000	101,375
General Electric Co., 3.45%, 5/1/27	100,000	109,210
Otis Worldwide Corp., 2.565%, 2/15/30	125,000	127,132
Quanta Services Inc., 2.9%, 10/1/30	150,000	153,973
Textron Inc., 2.45%, 3/15/31	100,000	98,718
TransDigm Inc. (A), 6.25%, 3/15/26	75,000	79,406
Vulcan Materials Co. (E), 3.5%, 6/1/30	200,000	217,547
WRKCo Inc., 3.9%, 6/1/28	250,000	278,285
Xylem Inc., 2.25%, 1/30/31	150,000	146,652
		1,607,882
Information Technology - 0.8%
Broadcom Inc., 4.15%, 11/15/30	200,000	218,504
Broadridge Financial Solutions Inc., 2.9%, 12/1/29	150,000	154,261
Citrix Systems Inc., 4.5%, 12/1/27	55,000	63,063
Dell International LLC / EMC Corp. (A), 8.35%, 7/15/46	75,000	117,427
Intel Corp., 3.734%, 12/8/47	272,000	295,777
Intuit Inc., 1.65%, 7/15/30	125,000	120,240
Lam Research Corp., 1.9%, 6/15/30	50,000	48,940
Micron Technology Inc., 2.497%, 4/24/23	100,000	103,600
Oracle Corp., 4%, 7/15/46	200,000	208,014
Oracle Corp., 3.95%, 3/25/51	150,000	155,656
		1,485,482

See accompanying Notes to Financial Statements.

MADISON FUNDS | April 30, 2021

Madison Diversified Income Fund Portfolio of Investments (unaudited) - continued

	Par Value	Value (Note 2,3)
CORPORATE NOTES AND BONDS - continued
Materials - 0.3%
DuPont de Nemours Inc., 4.725%, 11/15/28	$180,000	$210,909
EI du Pont de Nemours and Co., 1.7%, 7/15/25	50,000	51,378
Nutrition & Biosciences Inc. (A), 1.832%, 10/15/27	250,000	246,838
		509,125
Utilities - 0.3%
AES Corp./The (A), 1.375%, 1/15/26	250,000	245,775
Berkshire Hathaway Energy Co., 1.65%, 5/15/31	125,000	117,930
Eastern Energy Gas Holdings LLC, Series B, 3%, 11/15/29	150,000	157,089
Interstate Power & Light Co., 3.5%, 9/30/49	100,000	103,805
		624,599
Total Corporate Notes and Bonds (Cost $19,995,738)		21,200,411
LONG TERM MUNICIPAL BONDS - 0.7%
Metropolitan Transportation Authority Revenue, 6.548%, 11/15/31	325,000	410,659
New York City Transitional Finance Authority Future Tax Secured Revenue, 6.267%, 8/1/39	500,000	500,253
University of Massachusetts Building Authority Revenue, 6.573%, 5/1/39	35,000	35,114
Washington County Hillsboro School District #1J, General Obligation, 4.355%, 6/30/34	200,000	218,965
Total Long Term Municipal Bonds (Cost $1,142,648)		1,164,991

MORTGAGE BACKED SECURITIES - 4.5%

Fannie Mae - 2.7%
3%, 9/1/30 Pool # 890696	105,918	112,290
3%, 12/1/30 Pool # AL8924	174,674	184,281
7%, 11/1/31 Pool # 607515	5,262	5,994
3.5%, 12/1/31 Pool # MA0919	272,775	293,953
7%, 5/1/32 Pool # 644591	732	762
3.5%, 8/1/32 Pool # MA3098	86,391	93,092
3.5%, 9/1/32 Pool # MA3126	73,349	79,157
5.5%, 10/1/33 Pool # 254904	29,101	33,741
7%, 7/1/34 Pool # 792636	4,298	4,485
4%, 2/1/35 Pool # MA2177	174,281	190,800
5%, 8/1/35 Pool # 829670	25,848	29,849
5%, 9/1/35 Pool # 820347	36,383	42,066
5%, 9/1/35 Pool # 835699	31,047	35,181
3%, 12/1/35 Pool # AS6267	128,746	135,478
5%, 12/1/35 Pool # 850561	9,250	10,697
4%, 6/1/36 Pool # AL8618	131,661	144,337
5.5%, 9/1/36 Pool # 831820	50,067	58,241
5.5%, 10/1/36 Pool # 901723	16,504	19,150
5.5%, 12/1/36 Pool # 903059	37,494	42,527
3%, 11/1/39 Pool # MA3831	110,014	115,279
2.5%, 5/1/41 Pool # MA4334	250,000	260,849
4.5%, 7/1/41 Pool # AB3274	91,208	102,947
5.5%, 7/1/41 Pool # AL6588	89,403	103,874
3.5%, 6/1/42 Pool # AO4134	154,703	169,427
4%, 6/1/42 Pool # MA1087	107,262	118,935
3.5%, 8/1/42 Pool # AP2133	101,804	110,868
3.5%, 8/1/42 Pool # AO8100	55,644	60,311
4%, 10/1/42 Pool # AP7363	192,310	213,125
3%, 2/1/43 Pool # AB8486	169,860	180,836
3%, 2/1/43 Pool # AB8563	98,161	104,507
3%, 2/1/43 Pool # AL3072	194,314	207,730
3%, 3/1/43 Pool # AB8818	159,993	171,017
3.5%, 3/1/43 Pool # AT0310	90,797	99,148
4%, 1/1/45 Pool # AS4257	56,080	61,857
4%, 1/1/45 Pool # MA2145	174,403	192,396
4.5%, 2/1/45 Pool # MA2193	104,782	115,605
3.5%, 12/1/45 Pool # AS6309	81,519	88,481
3%, 1/1/47 Pool # BE0108	149,417	158,896
2.5%, 12/1/47 Pool # FM3165	328,763	343,511
3.5%, 12/1/47 Pool # MA3210	209,574	223,995
4%, 7/1/48 Pool # MA3415	61,975	66,614
		4,786,289
Freddie Mac - 1.8%
4.5%, 2/1/25 Pool # J11722	12,029	12,792
4.5%, 5/1/25 Pool # J12247	10,389	11,010
8%, 6/1/30 Pool # C01005	664	788
6.5%, 1/1/32 Pool # C62333	26,674	30,173
2.5%, 2/1/32 Pool # ZS8641	240,042	250,809
2.5%, 6/1/35 Pool # RC1421	180,953	189,017
4.5%, 8/1/39 Pool # G08361	134,898	151,566
3.5%, 11/1/40 Pool # G06168	130,316	141,870
2%, 3/1/41 Pool # RB5105	495,970	506,376
4.5%, 9/1/41 Pool # Q03516	80,046	90,412
4%, 10/1/41 Pool # Q04092	113,718	126,138
3%, 8/1/42 Pool # G08502	111,488	118,031
3%, 9/1/42 Pool # C04233	70,367	75,256
3%, 4/1/43 Pool # V80025	184,582	197,417
3%, 4/1/43 Pool # V80026	177,462	189,795
3.5%, 8/1/44 Pool # Q27927	248,390	270,473
3%, 7/1/45 Pool # G08653	166,461	176,367
3.5%, 8/1/45 Pool # Q35614	183,131	198,607
3%, 10/1/46 Pool # G60722	163,937	174,239
4%, 3/1/47 Pool # Q46801	99,740	108,013
3.5%, 12/1/47 Pool # Q52955	222,624	238,028
		3,257,177
Ginnie Mae - 0.0%
6.5%, 2/20/29 Pool # 2714	7,752	8,921
6.5%, 4/20/31 Pool # 3068	4,450	5,204
		14,125
Total Mortgage Backed Securities (Cost $7,730,949)		8,057,591

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 7.2%

U.S. Treasury Bonds - 1.7%
6.625%, 2/15/27	700,000	920,801
3.750%, 8/15/41	400,000	506,453
3.000%, 5/15/42	550,000	626,570
2.500%, 2/15/45	500,000	521,231
2.500%, 5/15/46	200,000	208,164
3.000%, 2/15/48	250,000	285,928
1.250%, 5/15/50	85,000	65,835
		3,134,982
U.S. Treasury Notes - 5.5%
2.000%, 8/15/25	2,000,000	2,111,875
2.250%, 11/15/25	2,500,000	2,668,359
0.375%, 1/31/26	1,000,000	979,766
1.500%, 8/15/26	2,000,000	2,057,656
0.375%, 9/30/27	500,000	474,121
2.875%, 5/15/28	750,000	829,014
0.625%, 8/15/30	750,000	686,836
		9,807,627
Total U.S. Government and Agency Obligations (Cost $12,626,400)		12,942,609

	Shares
SHORT-TERM INVESTMENTS - 2.4%
State Street Institutional U.S.
Government Money Market Fund, 0.03%,
Premier Class (F)	4,015,517	4,015,517
State Street Navigator Securities Lending Government Money Market Portfolio, 0.02% (F) (G)	317,275	317,275
Total Short-Term Investments (Cost $4,332,792)		4,332,792
TOTAL INVESTMENTS - 98.7% (Cost $133,401,918**)		176,814,320
NET OTHER ASSETS AND LIABILITIES - 1.3%		2,260,027
TOTAL NET ASSETS - 100.0%		$179,074,347

**	Aggregate cost for Federal tax purposes was $133,580,573.
(A)	Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.”
(B)	Floating rate or variable rate note. Rate shown is as of April 30, 2021.
(C)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.
(D)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 1.0% of total net assets.
(E)	All or a portion of these securities, with an aggregate fair value of $310,325, are on loan as part of a securities lending program. See footnote (G) and Note 11 for details on the securities lending program.
(F)	7-day yield.
(G)	Represents investments of cash collateral received in connection with securities lending.

CMT	Constant Maturity Treasury.
DAC	Designated Activity Company.
FHLMC	Federal Home Loan Mortgage Corp or Freddie Mac.
FREMF	Freddie Mac Multifamily.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
LLC	Limited Liability Company.
MTN	Medium Term Note.
PLC	Public Limited Company.
REIT	Real Estate Investment Trust.
REMIC	Real Estate Mortgage Investment Conduit.
SOFR	Secured Overnight Financing Rate.
STACR	Structured Agency Credit Risk.
USD	United States Dollar.

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2021

Madison Covered Call & Equity Income Fund Portfolio of Investments

	Shares	Value (Note 2,3)
COMMON STOCKS - 61.9%
Communication Services - 9.0%
Comcast Corp., Class A (A)	46,000	$2,582,900
Lumen Technologies Inc.	189,000	2,424,870
T-Mobile U.S. Inc. * (A)	22,000	2,906,860
		7,914,630
Consumer Discretionary - 2.2%
Amazon.com Inc. *	150	520,113
Nordstrom Inc. * (A)	39,800	1,459,864
		1,979,977
Consumer Staples - 4.5%
Archer-Daniels-Midland Co. (A)	23,700	1,496,181
JM Smucker Co./The (A)	18,700	2,449,513
		3,945,694
Energy - 11.2%
APA Corp.	52,600	1,052,000
Baker Hughes Co.	96,300	1,933,704
Canadian Natural Resources Ltd. (A)	63,000	1,913,940
EOG Resources Inc. (A)	27,000	1,988,280
Range Resources Corp. * (A)	202,200	1,985,604
Transocean Ltd. *	295,000	949,900
		9,823,428
Financials - 1.6%
Aflac Inc. (A)	26,000	1,396,980

Health Care - 8.6%
Baxter International Inc. (A)	21,000	1,799,490
CVS Health Corp. (A)	48,200	3,682,480
Gilead Sciences Inc. (A)	32,500	2,062,775
		7,544,745
Industrials - 2.6%
Honeywell International Inc. (A)	10,300	2,297,312

Information Technology - 12.6%
Fiserv Inc. * (A)	15,000	1,801,800
Microsoft Corp. (A)	10,000	2,521,800
PayPal Holdings Inc. * (A)	11,000	2,885,190
Texas Instruments Inc. (A)	6,000	1,083,060
Visa Inc., Class A (A)	12,000	2,802,720
		11,094,570
Materials - 6.9%
Barrick Gold Corp.	131,000	2,783,750
Freeport-McMoRan Inc. (A)	30,000	1,131,300
Newmont Corp. (A)	35,000	2,184,350
		6,099,400
Utilities - 2.7%
Entergy Corp. (A)	12,800	1,398,912
NextEra Energy Inc. (A)	12,500	968,875
		2,367,787
Total Common Stocks (Cost $66,511,315)		54,464,523

EXCHANGE TRADED FUNDS - 2.3%
Stock Funds - 2.3%
VanEck Vectors Gold Miners ETF (A)	60,000	2,061,600
Total Exchange Traded Funds (Cost $2,344,195)		2,061,600
SHORT-TERM INVESTMENTS - 36.5%
State Street Institutional U.S. Government Money Market Fund, 0.03%, Premier Class (B)	32,100,919	32,100,919
Total Short-Term Investments (Cost $32,100,919)		32,100,919
TOTAL INVESTMENTS - 100.7%
(Cost $100,956,429**)		88,627,042
TOTAL CALL OPTIONS WRITTEN - (1.4%)		(1,189,385)
NET OTHER ASSETS AND LIABILITIES - 0.7%		563,914
TOTAL NET ASSETS - 100.0%		$88,001,571

*	Non-income producing.

**	Aggregate cost for Federal tax purposes was $102,040,749.

(A)	All or a portion of these securities’ positions, with a value of $46,861,786, represent covers (directly or through conversion rights) for outstanding options written.

(B)	7-day yield.

ETF	Exchange Traded Fund.

Written Option Contracts Outstanding at April 30, 2021

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Fair Value	Premiums (Received)	Unrealized Appreciation (Depreciation)
Call Options Written
Aflac Inc.	$55.00	8/20/21	(130)	$(715,000)	$(20,475)	$(15,465)	$(5,010)
Aflac Inc.	52.50	5/21/21	(130)	(682,500)	(20,475)	(13,515)	(6,960)
Archer-Daniels-Midland Co.	60.00	6/18/21	(237)	(1,422,000)	(87,690)	(31,785)	(55,905)
Baxter International Inc.	85.00	5/21/21	(210)	(1,785,000)	(40,950)	(56,481)	15,531
Canadian Natural Resources Ltd.	30.00	6/18/21	(315)	(945,000)	(60,638)	(31,845)	(28,793)
Canadian Natural Resources Ltd.	35.00	6/18/21	(315)	(1,102,500)	(15,750)	(36,248)	20,498
Comcast Corp.	57.50	6/18/21	(230)	(1,322,500)	(25,760)	(31,575)	5,815
Comcast Corp.	60.00	6/18/21	(230)	(1,380,000)	(10,350)	(32,126)	21,776
CVS Health Corp.	75.00	5/21/21	(241)	(1,807,500)	(63,142)	(52,644)	(10,498)
CVS Health Corp.	80.00	5/21/21	(241)	(1,928,000)	(14,219)	(35,093)	20,874
Entergy Corp.	105.00	5/21/21	(128)	(1,344,000)	(56,320)	(15,782)	(40,538)
EOG Resources Inc.	80.00	5/21/21	(135)	(1,080,000)	(14,850)	(35,744)	20,894
EOG Resources Inc.	85.00	7/16/21	(135)	(1,147,500)	(27,608)	(33,819)	6,211
Fiserv Inc.	130.00	6/18/21	(150)	(1,950,000)	(13,650)	(22,871)	9,221
Freeport-McMoRan Inc.	35.00	5/21/21	(300)	(1,050,000)	(100,500)	(39,181)	(61,319)
Gilead Sciences Inc.	70.00	5/21/21	(325)	(2,275,000)	(5,362)	(43,768)	38,406
Honeywell International Inc.	230.00	5/21/21	(63)	(1,449,000)	(6,961)	(17,683)	10,722
JM Smucker Co./The	135.00	7/16/21	(75)	(1,012,500)	(26,250)	(23,172)	(3,078)
JM Smucker Co./The	135.00	5/21/21	(112)	(1,512,000)	(9,240)	(29,724)	20,484
Microsoft Corp.	245.00	6/18/21	(60)	(1,470,000)	(69,900)	(35,126)	(34,774)
Microsoft Corp.	265.00	6/18/21	(40)	(1,060,000)	(11,300)	(15,159)	3,859
Newmont Corp.	65.00	5/21/21	(350)	(2,275,000)	(23,100)	(80,984)	57,884
NextEra Energy Inc.	75.00	6/18/21	(125)	(937,500)	(45,625)	(28,624)	(17,001)
Nordstrom Inc.	50.00	6/18/21	(398)	(1,990,000)	(16,119)	(97,659)	81,540
PayPal Holdings Inc.	260.00	5/21/21	(110)	(2,860,000)	(127,875)	(65,496)	(62,379)
Range Resources Corp.	15.00	6/18/21	(328)	(492,000)	(1,968)	(21,656)	19,688
T-Mobile U.S. Inc.	130.00	5/21/21	(120)	(1,560,000)	(55,500)	(36,564)	(18,936)
T-Mobile U.S. Inc.	140.00	6/18/21	(100)	(1,400,000)	(19,100)	(20,963)	1,863
Texas Instruments Inc.	190.00	6/18/21	(60)	(1,140,000)	(16,560)	(19,138)	2,578
VanEck Vectors Gold Miners ETF	35.00	5/21/21	(102)	(357,000)	(7,548)	(8,054)	506
Visa Inc., Class A	220.00	5/21/21	(120)	(2,640,000)	(174,600)	(47,449)	(127,151)
Total Options Written, at Value					$(1,189,385)	$(1,075,393)	$(113,992)

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2021

Madison Dividend Income Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2,3)
COMMON STOCKS - 98.7%
Communication Services - 7.3%
Comcast Corp., Class A	234,500	$13,167,175
Verizon Communications Inc.	186,000	10,748,940
		23,916,115
Consumer Discretionary - 9.1%
Home Depot Inc./The	43,400	14,047,278
McDonald’s Corp.	39,000	9,207,120
Starbucks Corp.	56,000	6,411,440
		29,665,838
Consumer Staples - 10.0%
Archer-Daniels-Midland Co.	82,000	5,176,660
Coca-Cola Co./The	95,000	5,128,100
Colgate-Palmolive Co.	43,700	3,526,590
Hershey Co./The	22,000	3,614,600
PepsiCo Inc.	59,000	8,505,440
Procter & Gamble Co./The	50,500	6,737,710
		32,689,100
Energy - 1.2%
Baker Hughes Co.	196,000	3,935,680

Financials - 18.9%
Aflac Inc.	100,000	5,373,000
BlackRock Inc.	15,700	12,863,010
CME Group Inc.	32,000	6,463,680
JPMorgan Chase & Co.	63,000	9,690,030
Northern Trust Corp.	95,000	10,811,000
Travelers Cos. Inc./The	71,500	11,058,190
US Bancorp	95,000	5,638,250
		61,897,160
Health Care - 14.2%
AmerisourceBergen Corp.	30,000	3,624,000
Amgen Inc.	22,100	5,296,044
Bristol-Myers Squibb Co.	147,000	9,175,740
Johnson & Johnson	71,000	11,553,830
Medtronic PLC	43,500	5,695,020
Merck & Co. Inc.	82,000	6,109,000
Pfizer Inc.	125,000	4,831,250
		46,284,884
Industrials - 14.9%
3M Co.	40,000	7,885,600
Caterpillar Inc.	42,000	9,580,620
Emerson Electric Co.	117,000	10,587,330
Fastenal Co.	135,000	7,057,800
Honeywell International Inc.	17,000	3,791,680
Lockheed Martin Corp.	10,300	3,919,768
Union Pacific Corp.	27,000	5,996,430
		48,819,228
Information Technology - 13.7%
Analog Devices Inc.	42,700	6,539,932
Automatic Data Processing Inc.	21,300	3,982,887
Cisco Systems Inc.	220,000	11,200,200
Oracle Corp.	45,000	3,410,550
Paychex Inc.	64,000	6,239,360
TE Connectivity Ltd.	24,500	3,294,515
Texas Instruments Inc.	55,000	9,928,050
		44,595,494
Materials - 5.9%
Linde PLC	19,600	5,602,464
Nucor Corp.	167,000	13,737,420
		19,339,884
Real Estate - 1.4%
American Tower Corp., REIT	18,000	4,585,860
Utilities - 2.1%
Dominion Energy Inc.	85,500	6,831,450
Total Common Stocks (Cost $240,313,973)		322,560,693
SHORT-TERM INVESTMENTS - 0.9%
State Street Institutional U.S. Government Money Market Fund, 0.03%, Premier Class (A)	2,902,820	2,902,820
Total Short-Term Investments (Cost $2,902,820)		2,902,820
TOTAL INVESTMENTS - 99.6% (Cost $243,216,793**)		325,463,513
NET OTHER ASSETS AND LIABILITIES - 0.4%		1,237,400
TOTAL NET ASSETS - 100.0%		$326,700,913

**	Aggregate cost for Federal tax purposes was $243,541,261.

(A)	7-day yield.

PLC	Public Limited Company.

REIT	Real Estate Investment Trust.

Madison Investors Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2,3)
COMMON STOCKS - 97.5%
Communication Services - 12.7%
Alphabet Inc., Class C *	8,854	$21,339,203
Facebook Inc., Class A *	35,591	11,569,922
Liberty Broadband Corp., Class C *	117,610	19,137,499
		52,046,624
Consumer Discretionary - 12.0%
Dollar Tree Inc. *	129,924	14,928,267
Lowe’s Cos. Inc.	101,351	19,890,134
TJX Cos. Inc./The	200,945	14,267,095
		49,085,496
Financials - 22.7%
Arch Capital Group Ltd. *	280,216	11,127,378
Berkshire Hathaway Inc., Class B *	62,525	17,191,249
Brookfield Asset Management Inc., Class A	313,393	14,284,453
Marsh & McLennan Cos. Inc.	107,023	14,523,021
Progressive Corp./The	171,515	17,278,421
US Bancorp	311,241	18,472,153
		92,876,675
Health Care - 12.9%
Alcon Inc. *	168,006	12,672,693
Becton Dickinson and Co.	71,908	17,891,429
Danaher Corp.	39,333	9,988,222
Novartis AG, ADR	143,668	12,246,260
		52,798,604
Industrials - 9.5%
Copart Inc. *	88,575	11,028,473
Jacobs Engineering Group Inc.	122,321	16,343,309
PACCAR Inc.	127,010	11,415,659
		38,787,441
Information Technology - 19.1%
Accenture PLC, Class A	43,123	12,504,376
Adobe Inc. *	16,364	8,318,476
Analog Devices Inc.	87,367	13,381,130
Fiserv Inc. *	139,684	16,778,842
TE Connectivity Ltd.	90,007	12,103,241
Visa Inc., Class A	64,854	15,147,300
		78,233,365
Materials - 6.2%
Linde PLC	36,925	10,554,642
PPG Industries Inc.	86,514	14,814,657
		25,369,299
Real Estate - 2.4%
American Tower Corp., REIT	37,623	9,585,212
Total Common Stocks (Cost $239,533,814)		398,782,716
SHORT-TERM INVESTMENTS - 2.5%
State Street Institutional U.S. Government Money Market Fund, 0.03%, Premier Class (A)	10,000,146	10,000,146
Total Short-Term Investments (Cost $10,000,146)		10,000,146
TOTAL INVESTMENTS - 100.0% (Cost $249,533,960**)		408,782,862
NET OTHER ASSETS AND LIABILITIES - 0.0%		80,084
TOTAL NET ASSETS - 100.0%		$408,862,946

*	Non-income producing.

**	Aggregate cost for Federal tax purposes was $250,544,851.

(A)	7-day yield.

ADR	American Depositary Receipt.

PLC	Public Limited Company.

REIT	Real Estate Investment Trust.

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2021

Madison Mid Cap Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2,3)
COMMON STOCKS - 93.4%
Communication Service - 6.1%
Liberty Broadband Corp., Class C *	255,569	$41,586,188

Consumer Discretionary - 12.3%
CarMax Inc. *	214,535	28,584,644
Dollar Tree Inc. *	282,459	32,454,539
Ross Stores Inc.	169,831	22,237,671
		83,276,854
Consumer Staples - 1.1%
Brown-Forman Corp., Class B	102,624	7,828,159

Financials - 29.7%
Capital Markets - 4.4%
Brookfield Asset Management Inc., Class A	402,729	18,356,388
Moelis & Co., Class A	217,703	11,816,919
		30,173,307
Commercial Banks - 2.1%
Glacier Bancorp Inc.	239,337	14,108,916
Diversified Financial Services - 1.9%
Cannae Holdings Inc. *	331,175	13,147,647
Insurance - 21.3%
Arch Capital Group Ltd. *	807,780	32,076,944
Brown & Brown Inc.	495,349	26,342,660
Kemper Corp.	151,804	11,849,820
Markel Corp. *	25,773	30,319,873
Progressive Corp./The	263,949	26,590,222
WR Berkley Corp.	218,716	17,436,039
		144,615,558
		202,045,428
Health Care - 4.2%
Laboratory Corp. of America Holdings *	108,175	28,760,487

Industrials - 21.5%
Armstrong World Industries Inc.	151,171	15,668,874
Carlisle Cos. Inc.	150,158	28,777,781
Clarivate PLC *	664,103	18,548,397
Copart Inc. *	189,185	23,555,424
Dun & Bradstreet Holdings Inc. *	679,362	16,141,641
Expeditors International of Washington Inc.	124,618	13,690,534
Fastenal Co.	225,744	11,801,896
IHS Markit Ltd.	163,561	17,595,892
		145,780,439
Information Technology - 17.6%
Amphenol Corp., Class A	283,303	19,077,624
Arista Networks Inc. *	73,348	23,117,089
CDW Corp.	136,248	24,297,106
Gartner Inc. *	172,701	33,828,672
Vontier Corp. *	615,071	19,276,325
		119,596,816
Materials - 0.7%
NewMarket Corp.	13,259	4,595,437

Real Estate - 0.2%
Equity Commonwealth, REIT	37,755	1,087,344
Total Common Stocks (Cost $340,810,652)		634,557,152
SHORT-TERM INVESTMENTS - 6.4%
State Street Institutional U.S. Government Money Market Fund, 0.03%, Premier Class (A)	43,169,859	43,169,859
Total Short-Term Investments (Cost $43,169,859)		43,169,859
TOTAL INVESTMENTS - 99.8% (Cost $383,980,511**)		677,727,011
NET OTHER ASSETS AND LIABILITIES - 0.2%		1,361,955
TOTAL NET ASSETS - 100.0%		$679,088,966

*	Non-income producing.

**	Aggregate cost for Federal tax purposes was $385,027,596.

(A)	7-day yield.

PLC	Public Limited Company.

REIT	Real Estate Investment Trust.

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2021

Madison Small Cap Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2,3)
COMMON STOCKS - 96.2%

Communication Services - 3.3%
Cogent Communications Holdings Inc.	61,724	$4,660,779
Magnite Inc. *	108,040	4,327,002
Radius Global Infrastructure Inc., Class A *	55,027	814,950
		9,802,731

Consumer Discretionary - 7.4%
Bed Bath & Beyond Inc. *	142,641	3,611,670
Brunswick Corp.	30,425	3,259,430
Casper Sleep Inc. *	337,794	2,888,139
Hibbett Sports Inc. *	48,649	3,865,163
OneSpaWorld Holdings Ltd. *	14,710	156,735
Revolve Group Inc. *	105,268	5,104,445
Shake Shack Inc., Class A *	29,204	3,175,935
		22,061,517
Consumer Staples - 10.8%
Boston Beer Co. Inc./The, Class A *	3,234	3,934,129
Edgewell Personal Care Co.	173,489	6,627,280
Hain Celestial Group Inc./The *	252,421	10,351,785
Primo Water Corp.	310,564	5,198,841
Simply Good Foods Co./The *	172,212	5,949,925
		32,061,960

Financials - 12.0%
Arch Capital Group Ltd. *	111,870	4,442,358
Axis Capital Holdings Ltd.	87,459	4,880,212
MGIC Investment Corp.	449,613	6,852,102
PacWest Bancorp	152,391	6,615,293
PRA Group Inc. *	20,725	780,918
Veritex Holdings Inc.	153,929	5,199,722
Western Alliance Bancorp	64,299	6,755,896
		35,526,501

Health Care - 15.2%
Castle Biosciences Inc. *	50,162	3,462,683
Covetrus Inc. *	242,772	6,955,418
Encompass Health Corp.	70,351	5,969,986
Flexion Therapeutics Inc. *	284,937	2,211,111
Glaukos Corp. *	37,156	3,498,609
Globus Medical Inc., Class A *	108,073	7,756,399
Owens & Minor Inc.	181,605	6,554,124
PetIQ Inc. * (A)	100,136	4,265,794
Sientra Inc. *	189,719	1,301,472
Supernus Pharmaceuticals Inc. *	105,156	3,202,000
		45,177,596

Industrials - 23.6%
Armstrong World Industries Inc.	50,287	5,212,248
Beacon Roofing Supply Inc. *	93,886	5,288,598
Carlisle Cos. Inc.	25,317	4,852,003
Crane Co.	46,572	4,380,562
EnerSys	57,059	5,225,463
Healthcare Services Group Inc.	97,615	2,923,569
Hydrofarm Holdings Group Inc. *	84,025	5,520,443
Insperity Inc.	49,150	4,302,591
Kennametal Inc.	87,895	3,529,863
Knight-Swift Transportation Holdings Inc.	74,262	3,499,226
Masco Corp.	49,690	3,174,197
Rexnord Corp.	86,047	4,296,327
Robert Half International Inc.	55,423	4,855,609
Stericycle Inc. *	52,254	3,985,935
WillScot Mobile Mini Holdings Corp. *	255,348	7,474,036
XPO Logistics Inc. *	11,033	1,534,911
		70,055,581

Information Technology - 16.0%
Box Inc., Class A *	249,964	5,324,233
Ciena Corp. *	67,065	3,384,770
CommVault Systems Inc. *	158,592	11,023,730
Entegris Inc.	56,829	6,397,809
LiveRamp Holdings Inc. *	118,046	5,781,893
National Instruments Corp.	93,256	3,861,731
New Relic Inc. *	48,773	3,136,104
PTC Inc. *	45,372	5,941,010
Varonis Systems Inc. *	46,749	2,475,360
		47,326,640

Materials - 7.9%
Ferro Corp. *	358,149	5,966,763
Huntsman Corp.	176,618	5,063,638
Olin Corp.	110,739	4,765,099
Scotts Miracle-Gro Co./The	20,420	4,720,287
Summit Materials Inc., Class A *	103,724	2,986,214
		23,502,001
Total Common Stocks
(Cost $177,249,060)		285,514,527
SHORT-TERM INVESTMENTS - 2.7%
State Street Institutional U.S. Government Money Market Fund, 0.03%, Premier Class (B)	7,997,170	7,997,170
State Street Navigator Securities Lending Government Money Market Portfolio, 0.02% (B) (C)	18,920	18,920
Total Short-Term Investments
(Cost $8,016,090)		8,016,090
TOTAL INVESTMENTS - 98.9% (Cost $185,265,150**)		293,530,617
NET OTHER ASSETS AND LIABILITIES - 1.1%		3,324,644
TOTAL NET ASSETS - 100.0%		$296,855,261

*	Non-income producing.
**	Aggregate cost for Federal tax purposes was $185,755,191.
(A)	All or a portion of these securities, with an aggregate fair value of $3,800,130, are on loan as part of a securities lending program. See footnote (C) and Note 11 for details on the securities lending program.
(B)	7-day yield.
(C)	Represents investments of cash collateral received in connection with securities lending.

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2021

Madison International Stock Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2,3)
COMMON STOCKS - 97.5%
Australia - 4.6%
CSL Ltd.	1,014	$211,812
Macquarie Group Ltd.	2,232	275,950
Treasury Wine Estates Ltd.	44,087	340,983
		828,745

Brazil - 2.6%
Itau Unibanco Holding S.A., ADR	38,840	194,200
Pagseguro Digital Ltd., Class A *	5,915	270,552
		464,752

Canada - 5.5%
Cameco Corp.	16,577	278,659
Canadian Pacific Railway Ltd.	724	270,146
Manulife Financial Corp.	20,068	438,486
		987,291

China - 9.2%
Alibaba Group Holding Ltd., ADR *	2,055	474,602
Ping An Insurance Group Co. of China Ltd.,
Class H	37,670	411,968
TAL Education Group, ADR *	3,736	212,765
Tencent Holdings Ltd.	6,973	559,259
		1,658,594

Denmark - 2.1%
Chr Hansen Holding A/S * (A)	1,909	175,410
Genmab A/S * (A)	554	204,386
		379,796

France - 6.9%
Air Liquide S.A.	1,531	257,911
EssilorLuxottica S.A.	1,167	194,179
Hermes International	165	207,099
Iliad S.A.	1,680	304,987
LVMH Moet Hennessy Louis Vuitton SE	364	274,037
		1,238,213

Germany - 8.4%
adidas AG *	771	238,083
Bayer AG	3,412	220,774
KION Group AG	2,756	274,813
SAP SE, ADR	1,397	195,496
Siemens AG	2,335	389,703
Symrise AG	1,455	187,872
		1,506,741

Hong Kong - 1.6%
AIA Group Ltd.	22,844	290,853

India - 5.8%
HDFC Bank Ltd., ADR *	5,671	398,558
Infosys Ltd., ADR	10,771	194,740
Larsen & Toubro Ltd., GDR	24,925	447,154
		1,040,452
Ireland - 2.5%
Kerry Group PLC, Class A	1,586	205,550
Ryanair Holdings PLC, ADR *	2,118	247,488
		453,038

Israel - 1.1%
CyberArk Software Ltd. *	1,445	203,023

Japan - 12.9%
CyberAgent Inc.	10,400	213,919
Disco Corp.	600	194,345
Keyence Corp.	400	192,223
Murata Manufacturing Co. Ltd.	2,200	175,191
Nidec Corp.	1,500	173,689
Seven & I Holdings Co. Ltd.	7,400	318,168
Shiseido Co. Ltd.	2,900	210,369
Sony Group Corp.	3,200	319,151
Toray Industries Inc.	42,100	261,637
Toyota Motor Corp.	3,500	260,266
		2,318,958

Mexico - 4.1%
Grupo Mexico S.A.B. de C.V., Series B	89,166	404,432
Wal-Mart de Mexico S.A.B. de C.V., ADR (B)	10,417	341,677
		746,109
Netherlands - 6.6%
Airbus SE *	3,112	373,916
ASML Holding N.V.	743	481,538
NXP Semiconductors N.V.	1,768	340,358
		1,195,812

Singapore - 1.3%
DBS Group Holdings Ltd.	10,000	224,761

South Korea - 1.1%
LG Household & Health Care Ltd.	138	190,931

Spain - 1.2%
Grifols S.A.	8,019	217,401

Sweden - 2.5%
Telefonaktiebolaget LM Ericsson, Class B	33,034	452,417

Switzerland - 6.1%
Credit Suisse Group AG	36,528	381,819
Nestle S.A.	1,626	193,856
Novartis AG	3,493	298,182
Partners Group Holding AG	163	232,028
		1,105,885
Taiwan - 1.8%
Taiwan Semiconductor Manufacturing Co.
Ltd., ADR	2,785	325,121

United Kingdom - 9.6%
AstraZeneca PLC	4,270	454,960
Diageo PLC	5,350	240,204
London Stock Exchange Group PLC	2,024	206,848
Prudential PLC	25,272	535,569
Royal Dutch Shell PLC, Class B	16,062	288,150
		1,725,731

Total Common Stocks
(Cost $17,336,313)		17,554,624

RIGHTS - 0.0%

Switzerland - 0.0%
Credit Suisse Group AG, Expires 5/6/21*	36,528	–
Total Rights (Cost $–)		–
EXCHANGE TRADED FUNDS - 0.7%
United States - 0.7%
iShares MSCI ACWI ex U.S. ETF	2,404	136,042
Total Exchange Traded Funds
(Cost $136,760)		136,042
SHORT-TERM INVESTMENTS - 1.4%
United States - 1.4%
State Street Institutional U.S. Government Money Market Fund, 0.03%, Premier Class (C)	244,315	244,315
Total Short-Term Investments
(Cost $244,315)		244,315
TOTAL INVESTMENTS - 99.6% (Cost $17,717,388**)		17,934,981
NET OTHER ASSETS AND LIABILITIES - 0.4%		70,096
TOTAL NET ASSETS - 100.0%		$18,005,077

*	Non-income producing.
**	Aggregate cost for Federal tax purposes was $17,762,997.
(A)	Due to events that occurred between the close of the exchange on which this security is traded and that of the New York Stock Exchange, fair value was determined for this security using methods determined in good faith by or at the discretion of the Board of Trustees (see Note 3).
(B)	All or a portion of these securities, with an aggregate fair value of $52,768, are on loan as part of a securities lending program. See Note 11 for details on the securities lending program.
(C)	7-day yield.
ADR	American Depositary Receipt.
ETF	Exchange Traded Fund.
GDR	Global Depositary Receipt.
PLC	Public Limited Company.

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2021

Statements of Assets and Liabilities as of April 30, 2021 (unaudited)

	Conservative Allocation Fund	Moderate Allocation Fund	Aggressive Allocation Fund	Tax-Free Virginia Fund	Tax-Free National Fund	High Quality Bond Fund	Core Bond Fund
Assets:
Investments in unaffiliated securities, at fair value† §	$53,196,586	$98,337,601	$55,346,433	$20,338,273	$22,342,243	$153,468,687	$162,239,904
Investments in affiliated securities, at fair value1 ‡	22,737,181	42,242,374	20,440,305	–	–	–	–
Cash	–	–	–	185,024	279,040	–	423,768
Receivables:
Investments sold	–	–	–	–	–	1,594,482	–
Fund shares sold	49,646	61,770	9,285	50	–	242,975	7,678
Dividends and interest	24,699	27,271	7,057	239,603	260,473	682,759	973,018
Due from Adviser	–	–	–	–	–	13,540	–
Other assets	–	–	–	–	–	–	11
Total assets	76,008,112	140,669,016	75,803,080	20,762,950	22,881,756	156,002,443	163,644,379
Liabilities:
Payables:
Investments purchased	–	–	–	–	–	–	528,302
Fund shares repurchased	13,865	108,616	48,428	446	54,453	143,309	12,620
Upon return of securities loaned	6,989,383	3,892,753	7,103,986	–	–	202,000	1,576,363
Advisory agreement fees	11,348	22,436	11,254	8,528	7,516	40,620	52,118
Administrative services agreement fees	14,186	28,045	14,068	5,970	6,576	25,725	18,327
Distribution fees - Class B	2,058	4,936	2,544	–	–	–	444
Distribution fees - Class C	12,460	5,634	1,863	–	–	–	–
Shareholder service fees	14,153	27,835	13,989	–	–	–	9,670
Trustee fees	1,654	3,220	1,581	511	555	4,398	3,693
Due to Custodian	–	–	–	–	–	217,823	–
Dividends	–	–	–	1,022	3,564	–	173,388
Total liabilities	7,059,107	4,093,475	7,197,713	16,477	72,664	633,875	2,374,925
Net Assets	$68,949,005	$136,575,541	$68,605,367	$20,746,473	$22,809,092	$155,368,568	$161,269,454
Net Assets consist of:
Common Stock/Shares:
Paid-in capital	$63,058,698	$116,385,631	$56,050,130	$19,411,413	$21,205,840	$153,532,186	$157,787,174
Accumulated distributable earnings (loss)	5,890,307	20,189,910	12,555,237	1,335,060	1,603,252	1,836,382	3,482,280
Net Assets	$68,949,005	$136,575,541	$68,605,367	$20,746,473	$22,809,092	$155,368,568	$161,269,454
Class A Shares:
Net Assets	$45,406,964	$119,496,608	$61,473,738				$45,374,895
Shares of beneficial interest outstanding	4,136,853	10,003,623	4,943,203				4,351,109
Net Asset Value and redemption price per share	$10.98	$11.95	$12.44				$10.43
Sales charge of offering price[2]	0.67	0.73	0.76				0.49
Maximum offering price per share	$11.65	$12.68	$13.20				$10.92
Class B Shares:
Net Assets	$3,256,505	$7,892,250	$4,075,070				696,310
Shares of beneficial interest outstanding	292,225	665,897	338,998				66,768
Net Asset Value and redemption price per share[3]	$11.14	$11.85	$12.02				$10.43
Class C Shares:
Net Assets	$20,285,536	$9,186,683	$3,056,559
Shares of beneficial interest outstanding	1,818,963	774,185	254,012
Net Asset Value and redemption price per share[3]	$11.15	$11.87	$12.03
Class Y Shares:
Net Assets				$20,746,473	$22,809,092	$155,368,568	$13,043,364
Shares of beneficial interest outstanding				1,749,942	2,057,045	13,827,652	1,257,538
Net Asset Value and redemption price per share[3]				$11.86	$11.09	$11.24	$10.37
Class I Shares:[4]
Net Assets							$102,154,885
Shares of beneficial interest outstanding							9,878,437
Net Asset Value and redemption price per share[3]							$10.34

† Cost of Investments in unaffiliated securities	$50,889,672	$90,485,572	$49,999,476	$19,045,727	$20,747,785	$151,997,254	$157,189,949
‡ Cost of investments in affiliated securities[1]	$20,437,709	$33,293,035	$14,929,498	$–	$–	$–	$–
§ Fair Value of securities on loan	$7,329,452	$10,968,372	$7,543,228	$–	$–	$197,751	$1,541,746

[1]	See Note 14 for information on affiliated issuers.
[2]	Sales charge of offering price is 5.75% for the Conservative Allocation, Moderate Allocation, Aggressive Allocation, Diversified Income, Covered Call & Equity Income, Dividend Income, Investors, Mid Cap, Small Cap and International Stock Funds and 4.50% for the Core Bond Fund..
[3]	If applicable, redemption price per share may be reduced by a contingent deferred sales charge.
[4]	The Core Bond Fund launched Class I shares on February 26, 2021 and the share class commenced operations effective March 1, 2021.

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2021

Statements of Assets and Liabilities as of April 30, 2021 (unaudited)

	Diversified Income Fund	Covered Call & Equity Income Fund	Dividend Income Fund	Investors Fund	Mid Cap Fund	Small Cap Fund	International Stock Fund
Assets:
Investments in unaffiliated securities, at fair value† §	$176,814,320	$88,627,042	$325,463,513	$408,782,862	$677,727,011	$293,530,617	$17,934,981
Investments in affiliated securities, at fair value1 ‡	–	–	–	–	–	–	–
Foreign currency (cost of 12,784) (Note 2)	–	–	–	–	–	–	12,708
Receivables:
Investments sold	3,414,372	809,750	–	2,031,317	2,743,265	3,792,791	–
Fund shares sold	42,995	181,075	1,161,351	391,746	576,306	97,265	1,193
Dividends and interest	495,642	34,201	562,750	482,978	99,078	4,895	82,783
Other assets	–	–	382	–	51	–	–
Total assets	180,767,329	89,652,068	327,187,996	411,688,903	681,145,711	297,425,568	18,031,665
Liabilities:
Payables:
Investments purchased	1,179,105	–	–	1,927,616	1,088,231	153,009	–
Fund shares repurchased	11,670	377,142	230,972	590,828	432,911	127,506	2,205
Upon return of securities loaned	317,275	–	–	–	–	18,920	–
Advisory agreement fees	95,111	61,370	187,674	231,546	414,657	216,995	15,733
Administrative services agreement fees	29,265	10,825	49,284	46,059	91,341	47,022	4,496
Distribution fees - Class B	3,840	–	–	–	819	–	299
Distribution fees - Class C	12,334	5,140	–	–	–	–	–
Shareholder service fees	39,558	4,630	12,081	21,248	14,908	963	3,435
Trustee fees	3,955	2,005	7,072	8,660	13,878	5,892	420
Dividends	869	–	–	–	–	–	–
Options written, at value (premium received $1,075,393) (Note 8)	–	1,189,385	–	–	–	–	–
Total liabilities	1,692,982	1,650,497	487,083	2,825,957	2,056,745	570,307	26,588
Net Assets	$179,074,347	$88,001,571	$326,700,913	$408,862,946	$679,088,966	$296,855,261	$18,005,077
Net Assets consist of:
Common Stock/Shares:
Paid-in capital	$124,620,332	$100,932,273	$233,787,845	$240,667,943	$364,621,850	$156,899,138	$13,080,103
Accumulated distributable earnings (loss)	54,454,015	(12,930,702)	92,913,068	168,195,003	314,467,116	139,956,123	4,924,974
Net Assets	$179,074,347	$88,001,571	$326,700,913	$408,862,946	$679,088,966	$296,855,261	$18,005,077
Class A Shares:
Net Assets	$152,828,095	$14,398,941	$61,103,963	$107,081,431	$72,925,700	$4,751,146	$16,591,617
Shares of beneficial interest outstanding	8,633,892	1,509,563	1,894,956	3,946,109	5,730,926	311,495	1,224,213
Net Asset Value and redemption price per share	$17.70	$9.54	$32.25	$27.14	$12.72	$15.25	$13.55
Sales charge of offering price[2]	1.08	0.58	1.97	1.66	0.78	0.93	0.83
Maximum offering price per share	$18.78	$10.12	$34.22	$28.80	$13.50	$16.18	$14.38
Class B Shares:
Net Assets	$6,181,877				$1,346,457		$472,714
Shares of beneficial interest outstanding	346,368				137,069		35,992
Net Asset Value and redemption price per share[3]	$17.85				$9.82		$13.13
Class C Shares:
Net Assets	$20,064,375	$8,038,877
Shares of beneficial interest outstanding	1,124,042	919,472
Net Asset Value and redemption price per share[3]	$17.85	$8.74
Class Y Shares:
Net Assets		$65,093,946	$212,114,061	$108,893,671	$263,925,184	$270,670,371	$940,746
Shares of beneficial interest outstanding		6,596,795	6,566,588	4,010,276	19,440,575	17,612,862	69,675
Net Asset Value and redemption price per share[3]		$9.87	$32.30	$27.15	$13.58	$15.37	$13.50
Class R6 Shares:
Net Assets		$469,807		$81,833,237	$98,520,206
Shares of beneficial interest outstanding		46,854		2,984,077	7,065,342
Net Asset Value and redemption price per share[3]		$10.03		$27.42	$13.94
Class I Shares:[4]
Net Assets			$53,482,889	$111,054,607	$242,371,419	$21,433,744
Shares of beneficial interest outstanding			1,654,817	4,096,013	17,844,763	1,394,343
Net Asset Value and redemption price per share[3]			$32.32	$27.11	$13.58	$15.37

† Cost of Investments in unaffiliated securities	$133,401,918	$100,956,429	$243,216,793	$249,533,960	$383,980,511	$185,265,150	$17,717,388
‡ Cost of investments in affiliated securities[1]	$–	$–	$–	$–	$–	$–	$–
§ Fair Value of securities on loan	$310,325	$–	$–	$–	$–	$3,800,130	$52,768

[1]	See Note 14 for information on affiliated issuers.
[2]	Sales charge of offering price is 5.75% for the Diversified Income, Covered Call & Equity Income, Dividend Income, Investors, Mid Cap, Small Cap and International Stock Funds.
[3]	If applicable, redemption price per share may be reduced by a contingent deferred sales charge.
[4]	The Small Cap Fund launched Class I shares on February 26, 2021 and the share class commenced operations effective March 1, 2021.

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2021

Statements of Operations for the Six Months Ended April 30, 2021 (unaudited)

	Conservative Allocation Fund	Moderate Allocation Fund	Aggressive Allocation Fund	Tax-Free Virginia Fund	Tax-Free National Fund	High Quality Bond Fund	Core Bond Fund
Investment Income:
Interest	$357	$1,015	$639	$257,863	$284,338	$1,101,502	$1,862,957
Dividends
Unaffiliated issuers	371,415	708,018	345,321	–	–	–	–
Affiliated issuers[1]	209,840	337,879	143,324	–	–	–	–
Income from securities lending	7,909	15,542	13,480	–	–	427	503
Total investment income	589,521	1,062,454	502,764	257,863	284,338	1,101,929	1,863,460
Expenses:[2]
Advisory agreement fees	68,991	134,737	67,084	52,264	45,839	263,964	367,690
Administrative services agreement fees	86,238	168,422	83,855	36,585	40,109	167,177	118,469
Distribution fees - Class B	14,463	33,341	16,127	–	–	–	3,428
Distribution fees - Class C	75,987	35,262	10,828	–	–	–	–
Shareholder service fees - Class A	56,026	145,145	74,743	–	–	–	58,292
Shareholder service fees - Class B	4,821	11,103	5,350	–	–	–	1,143
Shareholder service fees - Class C	25,329	11,754	3,609	–	–	–	–
Trustee fees	3,394	6,649	3,295	1,039	1,130	8,936	7,762
Other expenses	76	148	73	23	24	188	175
Total expenses before reimbursement/waiver	335,325	546,561	264,964	89,911	87,102	440,265	556,959
Less reimbursement/waiver	–	–	–	–	–	(87,988)	–
Total expenses net of reimbursement/waiver	335,325	546,561	264,964	89,911	87,102	352,277	556,959
Net Investment Income (Loss)	254,196	515,893	237,800	167,952	197,236	749,652	1,306,501
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments (including net realized gain (loss) on foreign currency related transactions)
Options purchased	–	–	–	–	–	–	–
Options written	–	–	–	–	–	–	–
Unaffiliated issuers	791,981	3,430,856	2,294,839	41,020	29,545	234,719	732,696
Affiliated issuers[1]	127,852	(1,606,045)	(1,338,546)	–	–	–	–
Capital gain distributions received from underlying funds
Unaffiliated issuers	86,883	119,776	14,801	–	–	–	–
Affiliated issuers[1]	766,391	1,679,745	849,723	–	–	–	–
Net change in unrealized appreciation (depreciation) on investments (including net unrealized appreciation (depreciation) on foreign currency related transactions)
Options written	–	–	–	–	–	–	–
Unaffiliated issuers	325,388	2,875,194	2,717,452	(81,302)	(19,007)	(2,515,103)	(3,024,404)
Affiliated issuers[1]	890,963	5,847,683	4,142,099	–	–	–	–
Net Realized and Unrealized Gain (Loss) on Investments	2,989,458	12,347,209	8,680,368	(40,282)	10,538	(2,280,384)	(2,291,708)
Net Increase (Decrease) in Net Assets from Operations	$3,243,654	$12,863,102	$8,918,168	$127,670	$207,774	$(1,530,732)	$(985,207)

[1]	See Note 14 for information on affiliated issuers.
[2]	See Note 5 for information on expense, including any waivers.

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2021

Statements of Operations for the Six Months Ended April 30, 2021 (unaudited)

	Diversified Income Fund	Covered Call & Equity Income Fund	Dividend Income Fund	Investors Fund	Mid Cap Fund	Small Cap Fund	International Stock Fund
Investment Income:
Interest	$618,908	$2,737	$573	$1,517	$7,598	$1,986	$38
Dividends
Unaffiliated issuers	1,481,138	612,916	3,824,878	2,871,834	3,712,616	974,676	221,904
Affiliated issuers[1]	–	–	–	–	–	–	–
Less: Foreign taxes withheld/reclaimed	–	(9,141)	–	(79,248)	(14,333)	(4,584)	(15,106)
Income from securities lending	237	1,824	–	–	–	5,321	914
Total investment income	2,100,283	608,336	3,825,451	2,794,103	3,705,881	977,399	207,750
Expenses:[2]
Advisory agreement fees	551,970	353,372	1,083,143	1,312,405	2,327,495	1,311,172	95,820
Administrative services agreement fees	169,837	61,793	284,110	273,592	519,701	314,525	27,377
Distribution fees - Class B	24,761	–	–	–	4,932	–	2,006
Distribution fees - Class C	70,184	29,868	–	–	–	–	–
Shareholder service fees - Class A	180,208	16,538	70,480	122,434	83,876	5,075	20,736
Shareholder service fees - Class B	8,242	–	–	–	1,644	–	669
Shareholder service fees - Class C	23,138	9,956	–	–	–	–	–
Trustee fees	8,198	4,037	14,813	18,145	29,481	12,942	898
Other expenses	183	89	337	408	687	311	21
Total expenses before reimbursement/waiver	1,036,721	475,653	1,452,883	1,726,984	2,967,816	1,644,025	147,527
Less reimbursement/waiver	–	–	–	–	–	(35,536)	–
Total expenses net of reimbursement	1,036,721	475,653	1,452,883	1,726,984	2,967,816	1,608,489	147,527
Net Investment Income (Loss)	1,063,562	132,683	2,372,568	1,067,119	738,065	(631,090)	60,223
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments (including net realized gain (loss) on foreign currency related transactions)
Options purchased	–	(992,419)	–	–	–	–	–
Options written	–	(1,906,320)	–	–	–	–	–
Unaffiliated issuers	11,247,125	5,369,415	15,165,893	9,168,016	21,923,653	33,722,274	4,791,581
Affiliated issuers[1]	–	–	–	–	–	–	–
Capital gain distributions received from underlying funds
Unaffiliated issuers	–	–	–	–	–	–	–
Affiliated issuers[1]	–	–	–	–	–	–	–
Net change in unrealized appreciation (depreciation) on investments (including net unrealized appreciation (depreciation) on foreign currency related transactions)
Options written	–	9,788	–	–	–	–	–
Unaffiliated issuers	12,971,799	16,975,614	49,201,157	73,960,346	133,745,838	68,176,844	(1,769,178)
Affiliated issuers[1]	–	–	–	–	–	–	–
Net Realized and Unrealized Gain (Loss) on Investments	24,218,924	19,456,078	64,367,050	83,128,362	155,669,491	101,899,118	3,022,403
Net Increase in Net Assets from Operations	$25,282,486	$19,588,761	$66,739,618	$84,195,481	$156,407,556	$101,268,028	$3,082,626

[1]	See Note 14 for information on affiliated issuers.
[2]	See Note 5 for information on expenses, including any waivers.

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2021

Statements of Changes in Net Assets

	Conservative Allocation Fund		Moderate Allocation Fund		Aggressive Allocation Fund		Tax-Free Virginia Fund
	Six-Months Ended April 30, 2021 (unaudited)	Year Ended October 31, 2020	Six-Months Ended April 30, 2021 (unaudited)	Year Ended October 31, 2020	Six-Months Ended April 30, 2021 (unaudited)	Year Ended October 31, 2020	Six-Months Ended April 30, 2021 (unaudited)	Year Ended October 31, 2019
Net Assets at beginning of period	$68,546,140	$68,422,301	$129,932,373	$136,276,491	$63,118,605	$63,324,971	$21,572,312	$22,225,339
Increase (decrease) in net assets from operations:
Net investment income	254,196	622,814	515,893	1,125,055	237,800	431,570	167,952	366,206
Net realized gain	1,773,107	3,781,024	3,624,332	10,276,139	1,820,817	4,976,485	41,020	32,787
Net change in unrealized appreciation (depreciation)	1,216,351	(937,234)	8,722,877	(5,491,060)	6,859,551	(3,096,627)	(81,302)	320,970
Net increase in net assets from operations	3,243,654	3,466,604	12,863,102	5,910,134	8,918,168	2,311,428	127,670	719,963
Distributions to shareholders from:
Accumulated earnings (combined net investment income and net realized gains):
Class A	(2,801,105)	(1,563,853)	(9,947,295)	(4,358,239)	(4,829,669)	(2,900,149)	–	–
Class B	(240,207)	(150,862)	(713,542)	(416,490)	(335,113)	(274,537)	–	–
Class C	(1,182,567)	(580,804)	(747,499)	(302,208)	(218,193)	(104,938)	–	–
Class Y	–	–	–	–	–	–	(181,513)	(365,497)
Total distributions	(4,223,879)	(2,295,519)	(11,408,336)	(5,076,937)	(5,382,975)	(3,279,624)	(181,513)	(365,497)
Capital Stock transactions:
Class A Shares
Shares sold	2,883,133	7,093,918	4,829,253	8,499,497	2,438,505	5,210,236
Issued to shareholders in reinvestment of distributions	2,795,670	1,561,932	9,924,011	4,354,000	4,828,116	2,899,065
Shares redeemed	(3,773,783)	(7,905,177)	(7,573,590)	(15,420,297)	(5,024,237)	(6,160,758)
Net increase (decrease) from capital stock transactions	1,905,020	750,673	7,179,674	(2,566,800)	2,242,384	1,948,543
Class B Shares
Shares sold	23,089	129,043	25,081	38,539	35,880	21,981
Issued to shareholders in reinvestment of distributions	240,082	150,862	713,105	416,321	335,113	274,537
Shares redeemed	(1,212,904)	(1,558,772)	(2,559,276)	(4,631,541)	(910,995)	(1,839,039)
Net decrease from capital stock transactions	(949,733)	(1,278,867)	(1,821,090)	(4,176,681)	(540,002)	(1,542,521)
Class C Shares
Shares sold	626,393	1,038,152	223,752	337,161	96,350	513,887
Issued to shareholders in reinvestment of distributions	1,182,271	580,696	747,499	302,208	197,304	92,786
Shares redeemed	(1,380,861)	(2,137,900)	(1,141,433)	(1,073,203)	(44,467)	(250,865)
Net increase (decrease) from capital stock transactions	427,803	(519,052)	(170,182)	(433,834)	249,187	355,808
Class Y Shares
Shares sold							312,023	404,399
Issued to shareholders in reinvestment of distributions							175,372	354,363
Shares redeemed							(1,259,391)	(1,766,255)
Net decrease from capital stock transactions							(771,996)	(1,007,493)
Total net increase (decrease) from capital stock transactions	1,383,090	(1,047,246)	5,188,402	(7,177,315)	1,951,569	761,830	(771,996)	(1,007,493)
Total increase (decrease) in net assets	402,865	123,839	6,643,168	(6,344,118)	5,486,762	(206,366)	(825,839)	(653,027)

Net Assets at end of period	$68,949,005	$68,546,140	$136,575,541	$129,932,373	$68,605,367	$63,118,605	$20,746,473	$21,572,312
Capital Share transactions:
Class A Shares
Shares sold	261,422	645,247	405,744	735,411	198,276	457,537
Issued to shareholders in reinvestment of distributions	255,891	146,128	856,996	376,970	408,125	247,150
Shares redeemed	(339,898)	(725,523)	(634,488)	(1,339,052)	(410,601)	(530,897)
Net increase (decrease) in shares outstanding	177,415	65,852	628,252	(226,671)	195,800	173,790
Class B Shares
Shares sold	1,994	11,294	2,108	3,356	2,983	2,043
Issued to shareholders in reinvestment of distributions	21,611	13,893	61,901	36,328	29,217	24,082
Shares redeemed	(108,336)	(139,752)	(216,568)	(406,737)	(76,696)	(166,506)
Net decrease from capital stock transactions	(84,731)	(114,565)	(152,559)	(367,053)	(44,496)	(140,381)
Class C Shares
Shares sold	55,871	93,732	18,707	29,740	8,061	52,011
Issued to shareholders in reinvestment of distributions	106,325	53,455	64,831	26,348	17,187	8,132
Shares redeemed	(122,641)	(195,177)	(98,022)	(94,703)	(3,762)	(22,199)
Net increase (decrease) in shares outstanding	39,555	(47,990)	(14,484)	(38,615)	21,486	37,944
Class Y Shares
Shares sold							26,087	34,374
Issued to shareholders in reinvestment of distributions							14,740	29,921
Shares redeemed							(105,352)	(148,543)
Net decrease in shares outstanding							(64,525)	(84,248)

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2021

Statements of Changes in Net Assets

	Tax-Free National Fund		High Quality Bond Fund		Core Bond Fund		Diversified Income Fund
	Six-Months Ended April 30, 2021 (unaudited)	Year Ended October 31, 2020	Six-Months Ended April 30, 2021 (unaudited)	Year Ended October 31, 2020	Six-Months Ended April 30, 2021 (unaudited)	Year Ended October 31, 2020	Six-Months Ended April 30, 2021 (unaudited)	Year Ended October 31, 2020
Net Assets at beginning of period	$23,376,610	$23,806,625	$184,881,456	$90,406,594	$151,203,152	$153,141,020	$157,691,661	$165,384,844
Increase (decrease) in net assets from operations:
Net investment income	197,236	449,163	749,652	1,680,974	1,306,501	2,497,838	1,063,562	2,478,215
Net realized gain (loss)	29,545	(23,679)	234,719	712,867	732,696	3,385,783	11,247,125	2,097,867
Net change in unrealized appreciation (depreciation)	(19,007)	332,210	(2,515,103)	2,324,163	(3,024,404)	2,068,235	12,971,799	(3,196,299)
Net increase (decrease) in net assets from operations	207,774	757,694	(1,530,732)	4,718,004	(985,207)	7,951,856	25,282,486	1,379,783
Distributions to shareholders from:
Accumulated earnings (combined net investment income and net realized gains):
Class A					(1,262,424)	(645,424)	(2,763,360)	(9,163,171)
Class B					(23,742)	(13,418)	(101,940)	(523,581)
Class C							(277,498)	(933,947)
Class Y	(197,202)	(522,689)	(1,267,456)	(1,687,806)	(2,917,726)	(2,325,907)
Class R6					–	(27,756)
Class I					(353,924)	–
Total distributions	(197,202)	(522,689)	(1,267,456)	(1,687,806)	(4,557,816)	(3,012,505)	(3,142,798)	(10,620,699)
Capital Stock transactions:
Class A Shares
Shares sold					2,973,090	4,643,482	4,033,240	11,099,530
Shares issued due to reorganization					–	15,724,357	–	–
Issued to shareholders in reinvestment of distributions					1,248,712	639,632	2,749,491	9,113,768
Shares redeemed					(4,604,988)	(3,830,454)	(6,994,887)	(17,881,962)
Net increase (decrease) from capital stock transactions					(383,186)	17,177,017	(212,156)	2,331,336
Class B Shares
Shares sold					34,633	34,679	–	69,932
Shares issued due to reorganization					–	338,012	–	–
Issued to shareholders in reinvestment of distributions					23,742	13,400	101,912	523,581
Shares redeemed					(420,463)	(615,559)	(1,385,297)	(3,072,106)
Net decrease from capital stock transactions					(362,088)	(229,468)	(1,283,385)	(2,478,593)
Class C Shares
Shares sold							1,070,451	2,780,751
Issued to shareholders in reinvestment of distributions							277,498	933,947
Shares redeemed							(609,410)	(2,019,708)
Net increase from capital stock transactions							738,539	1,694,990
Class Y Shares
Shares sold	162,421	554,843	22,034,165	126,840,088	18,528,435	16,579,786
Shares issued due to reorganization	–	–	–	–	–	788,452
Issued to shareholders in reinvestment of distributions	144,793	463,353	1,219,207	1,602,692	297,442	155,659
Shares redeemed	(885,304)	(1,683,216)	(49,968,072)	(36,998,116)	(104,512,835)	(39,308,599)
Net increase (decrease) from capital stock transactions	(578,090)	(665,020)	(26,714,700)	91,444,664	(85,686,958)	(21,784,702)
Class R6 Shares[1]
Shares sold					–	516,746
Issued to shareholders in reinvestment of distributions					–	27,756
Shares redeemed					–	(2,584,568)
Net decrease from capital stock transactions					–	(2,040,066)
Class I Shares[2]
Shares sold					102,041,262	–
Issued to shareholders in reinvestment of distributions					1,306	–
Shares redeemed					(1,011)	–
Net increase from capital stock transactions					102,041,557	–
Total net increase (decrease) from capital stock transactions	(578,090)	(665,020)	(26,714,700)	91,444,664	15,609,325	(6,877,219)	(757,002)	1,547,733
Total increase (decrease) in net assets	(567,518)	(430,015)	(29,512,888)	94,474,862	10,066,302	(1,937,868)	21,382,686	(7,693,183)
Net Assets at end of period	$22,809,092	$23,376,610	$155,368,568	$184,881,456	$161,269,454	$151,203,152	$179,074,347	$157,691,661

1 The Core Bond converted Class R6 Shares to Class Y Shares effective May 28, 2020.

2 The Core Bond Fund launched Class I shares on February 26, 2021 and the share class commenced operations effective March 1, 2021.

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2021

Statements of Changes in Net Assets

	Tax-Free National Fund		High Quality Bond Fund		Core Bond Fund		Diversified Income Fund
	Six-Months Ended April 30, 2021 (unaudited)	Year Ended October 31, 2020	Six-Months Ended April 30, 2021 (unaudited)	Year Ended October 31, 2020	Six-Months Ended April 30, 2021 (unaudited)	Year Ended October 31, 2020	Six-Months Ended April 30, 2021 (unaudited)	Year Ended October 31, 2020
Capital Share transactions:
Class A Shares
Shares sold					281,469	435,951	236,584	708,750
Shares issued due to reorganization					–	1,444,073	–	–
Issued to shareholders in reinvestment of distributions					117,064	60,353	164,861	574,898
Shares redeemed					(435,760)	(362,611)	(414,060)	(1,172,189)
Net increase (decrease) in shares outstanding					(37,227)	1,577,766	(12,615)	111,459
Class B Shares
Shares sold					3,189	3,323	–	4,840
Shares issued due to reorganization					–	31,046	–	–
Issued to shareholders in reinvestment of distributions					2,222	1,271	6,081	32,643
Shares redeemed					(39,606)	(58,337)	(81,003)	(199,335)
Net decrease in shares outstanding					(34,195)	(22,697)	(74,922)	(161,852)
Class C Shares
Shares sold							63,621	174,601
Issued to shareholders in reinvestment of distributions							16,549	58,291
Shares redeemed							(35,543)	(130,056)
Net increase in shares outstanding							44,627	102,836
Class Y Shares
Shares sold	14,562	50,123	1,941,591	11,179,070	1,742,939	1,532,928
Shares issued due to reorganization	–	–	–	–	–	72,851
Issued to shareholders in reinvestment of distributions	13,041	41,998	107,621	141,816	28,132	14,786
Shares redeemed	(79,491)	(155,120)	(4,416,632)	(3,261,956)	(10,110,314)	(3,833,415)
Net increase (decrease) in shares outstanding	(51,888)	(62,999)	(2,367,420)	8,058,930	(8,339,243)	(2,212,850)
Class R6 Shares[1]
Shares sold					–	49,148
Issued to shareholders in reinvestment of distributions					–	2,673
Shares redeemed					–	(242,254)
Net decrease in shares outstanding					–	(190,433)
Class I Shares[2]
Shares sold					9,878,408	–
Issued to shareholders in reinvestment of distributions					127	–
Shares redeemed					(98)	–
Net increase in shares outstanding					9,878,437	–

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2021

Statements of Changes in Net Assets

	Covered Call & Equity Income Fund		Dividend Income Fund		Investors Fund		Mid Cap Fund
	Six-Months Ended April 30, 2021 (unaudited)	Year Ended October 31, 2020	Six-Months Ended April 30, 2021 (unaudited)	Year Ended October 31, 2020	Six-Months Ended April 30, 2021 (unaudited)	Year Ended October 31, 2020	Six-Months Ended April 30, 2021 (unaudited)	Year Ended October 31, 2020
Net Assets at beginning of period	$80,557,303	$126,342,782	$274,664,958	$220,725,320	$338,058,006	$338,982,611	$537,181,623	$587,164,499
Increase (decrease) in net assets from operations:
Net investment income (loss)	132,683	870,687	2,372,568	3,966,281	1,067,119	1,276,376	738,065	(1,237,677)
Net realized gain (loss)	2,470,676	5,645,629	15,165,893	(2,465,979)	9,168,016	32,158,396	21,923,653	19,875,039
Net change in unrealized appreciation (depreciation)	16,985,402	(4,251,373)	49,201,157	(4,718,618)	73,960,346	(16,306,090)	133,745,838	(41,477,178)
Net increase (decrease) in net assets from operations	19,588,761	2,264,943	66,739,618	(3,218,316)	84,195,481	17,128,682	156,407,556	(22,839,816)
Distributions to shareholders from:
Accumulated earnings (combined net investment income and net realized gains):
Class A	(470,304)	(897,441)	(417,780)	(184,150)	(8,787,439)	(4,711,599)	(2,391,040)	(2,562,189)
Class B	–	–	–	–	–	–	(61,728)	(82,316)
Class C	(295,673)	(561,426)	–	–	–	–	–	–
Class Y	(2,131,000)	(5,466,775)	(1,617,919)	(8,813,746)	(11,918,197)	(13,142,531)	(9,146,175)	(16,177,313)
Class R6	(33,116)	(136,433)	–	–	(6,777,217)	(456,764)	(3,415,023)	(2,869,745)
Class I	–	–	(409,606)	(194,116)	(6,435,009)	–	(6,327,888)	–
Total distributions	(2,930,093)	(7,062,075)	(2,445,305)	(9,192,012)	(33,917,862)	(18,310,894)	(21,341,854)	(21,691,563)
Capital Stock transactions:
Class A Shares[1]
Shares sold	315,205	531,031	862,545	162,725	1,917,441	7,494,266	1,832,822	3,687,693
Shares issued due to reorganization			–	53,099,374
Issued to shareholders in reinvestment of distributions	456,414	864,024	415,739	183,613	8,750,372	4,679,379	2,379,913	2,548,026
Shares redeemed	(1,027,551)	(3,049,373)	(3,268,527)	(1,031,272)	(5,704,951)	(9,962,407)	(4,268,180)	(8,422,960)
Net increase (decrease) from capital stock transactions	(255,932)	(1,654,318)	(1,990,243)	52,414,440	4,962,862	2,211,238	(55,445)	(2,187,241)
Class B Shares
Shares sold							15,000	9,912
Issued to shareholders in reinvestment of distributions							61,728	82,316
Shares redeemed							(180,344)	(447,429)
Net decrease from capital stock transactions							(103,616)	(355,201)
Class C Shares
Shares sold	194,759	193,176
Issued to shareholders in reinvestment of distributions	281,250	486,959
Shares redeemed	(1,125,670)	(1,595,458)
Net decrease from capital stock transactions	(649,661)	(915,323)
Class Y Shares
Shares sold	13,657,087	24,764,980	42,423,437	116,254,071	10,856,958	91,655,191	41,418,850	126,498,351
Shares issued due to reorganization			–	1,571,749
Issued to shareholders in reinvestment of distributions	2,129,796	5,380,457	1,595,397	8,694,762	11,152,740	12,775,182	8,893,537	13,304,045
Shares redeemed	(22,899,858)	(67,683,070)	(44,894,160)	(166,053,975)	(91,268,199)	(179,734,212)	(177,846,378)	(246,093,510)
Net decrease from capital stock transactions	(7,112,975)	(37,537,633)	(875,326)	(39,533,393)	(69,258,501)	(75,303,839)	(127,533,991)	(106,291,114)
Class R6 Shares
Shares sold	20,593	196,722			1,138,629	70,970,800	5,369,012	72,734,675
Issued to shareholders in reinvestment of distributions	33,116	136,433			6,777,217	456,764	1,103,541	823,094
Shares redeemed	(1,249,541)	(1,214,228)			(6,807,031)	(18,869,977)	(20,609,512)	(32,262,113)
Net increase (decrease) from capital stock transactions	(1,195,832)	(881,073)			1,108,815	52,557,587	(14,136,959)	41,295,656
Class I Shares[2]
Shares sold			3,910,135	58,779,537	91,604,629	21,129,423	160,172,669	64,014,783
Issued to shareholders in reinvestment of distributions			409,606	194,116	6,429,197	–	6,327,888	–
Shares redeemed			(13,712,530)	(5,504,734)	(14,319,681)	(336,802)	(17,828,905)	(1,928,380)
Net decrease from capital stock transactions			(9,392,789)	53,468,919	83,714,145	20,792,621	148,671,652	62,086,403
Total net increase (decrease) from capital stock transactions	(9,214,400)	(40,988,347)	(12,258,358)	66,349,966	20,527,321	257,607	6,841,641	(5,451,497)
Total increase (decrease) in net assets	7,444,268	(45,785,479)	52,035,955	53,939,638	70,804,940	(924,605)	141,907,343	(49,982,876)
Net Assets at end of period	$88,001,571	$80,557,303	$326,700,913	$274,664,958	$408,862,946	$338,058,006	$679,088,966	$537,181,623

1 The Dividend Income Fund launched Class A shares on May 29, 2020 and the share class commenced operations effective June 1, 2020.

2 The Dividend Income Fund, Investors Fund and Mid Cap Fund launched Class I shares on August 31, 2020 and the share class commenced operations effective September 1, 2020.

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2021

Statements of Changes in Net Assets

	Covered Call & Equity Income Fund		Dividend Income Fund		Investors Fund		Mid Cap Fund
	Six-Months Ended April 30, 2021 (unaudited)	Year Ended October 31, 2020	Six-Months Ended April 30, 2021 (unaudited)	Year Ended October 31, 2020	Six-Months Ended April 30, 2021 (unaudited)	Year Ended October 31, 2020	Six-Months Ended April 30, 2021 (unaudited)	Year Ended October 31, 2020
Capital Share transactions:
Class A Shares[1]
Shares sold	34,991	68,252	28,418	6,198	75,950	332,104	157,011	358,565
Shares issued due to reorganization			–	1,986,832
Issued to shareholders in reinvestment of distributions	51,680	117,113	13,808	6,895	359,506	198,111	208,764	233,764
Shares redeemed	(115,445)	(401,456)	(108,888)	(38,307)	(225,015)	(434,697)	(365,581)	(833,683)
Net increase (decrease) in shares outstanding	(28,774)	(216,091)	(66,662)	1,961,618	210,441	95,518	194	(241,354)
Class B Shares
Shares sold							1,645	1,430
Issued to shareholders in reinvestment of distributions							6,999	9,583
Shares redeemed							(19,889)	(58,359)
Net decrease in shares outstanding							(11,245)	(47,346)
Class C Shares
Shares sold	23,599	26,974
Issued to shareholders in reinvestment of distributions	34,658	71,118
Shares redeemed	(134,179)	(223,580)
Net decrease in shares outstanding	(75,922)	(125,488)
Class Y Shares
Shares sold	1,452,151	3,193,353	1,423,005	4,487,585	426,190	4,008,921	3,348,281	11,871,976
Shares issued due to reorganization			–	58,769
Issued to shareholders in reinvestment of distributions	233,011	703,392	52,713	323,368	458,395	541,321	732,581	1,152,864
Shares redeemed	(2,533,927)	(9,103,025)	(1,480,059)	(6,282,108)	(3,502,497)	(8,178,001)	(14,366,651)	(22,912,098)
Net decrease in shares outstanding	(848,765)	(5,206,280)	(4,341)	(1,412,386)	(2,617,912)	(3,627,759)	(10,285,789)	(9,887,258)
Class R6 Shares
Shares sold	2,197	24,288			44,592	3,462,149	412,904	6,590,295
Issued to shareholders in reinvestment of distributions	3,652	17,687			275,945	19,152	88,567	69,577
Shares redeemed	(135,087)	(158,222)			(259,163)	(893,715)	(1,616,580)	(3,100,308)
Net increase (decrease) from capital stock transactions	(129,238)	(116,247)			61,374	2,587,586	(1,115,109)	3,559,564
Class I Shares[2]
Shares sold			126,146	2,179,685	3,529,099	879,497	13,080,759	5,843,622
Issued to shareholders in reinvestment of distributions			13,505	7,281	264,685	–	521,243	–
Shares redeemed			(463,312)	(208,488)	(563,558)	(13,710)	(1,428,144)	(172,717)
Net increase (decrease) from capital stock transactions			(323,661)	1,978,478	3,230,226	865,787	12,173,858	5,670,905

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2021

Statements of Changes in Net Assets

	Small Cap Fund		International Stock Fund
	Six-Months Ended April 30, 2021 (unaudited)	Year Ended October 31, 2020	Six-Months Ended April 30, 2021 (unaudited)	Year Ended October 31, 2020
Net Assets at beginning of period	$218,848,130	$266,983,694	$15,919,225	$19,233,863
Increase (decrease) in net assets from operations:
Net investment income (loss)	(631,090)	263,504	60,223	84,089
Net realized gain	33,722,274	17,193,611	4,791,581	741,444
Net change in unrealized appreciation (depreciation)	68,176,844	(11,965,785)	(1,769,178)	(2,099,550)
Net increase (decrease) in net assets from operations	101,268,028	5,491,330	3,082,626	(1,274,017)
Distributions to shareholders from:
Accumulated earnings (combined net investment income and net realized gains):
Class A	(236,905)	(135,732)	(705,083)	(1,103,915)
Class B	–	–	(21,551)	(40,537)
Class Y	(16,540,430)	(10,012,090)	(43,074)	(72,055)
Class I	–	–	–	–
Total distributions	(16,777,335)	(10,147,822)	(769,708)	(1,216,507)
Capital Stock transactions:
Class A Shares
Shares sold	519,963	248,047	397,568	510,507
Issued to shareholders in reinvestment of distributions	236,219	135,376	703,445	1,100,645
Shares redeemed	(169,259)	(814,557)	(1,241,576)	(1,971,303)
Net increase (decrease) from capital stock transactions	586,923	(431,134)	(140,563)	(360,151)
Class B Shares
Shares sold			–	–
Issued to shareholders in reinvestment of distributions			21,551	40,537
Shares redeemed			(113,530)	(167,513)
Net decrease from capital stock transactions			(91,979)	(126,976)
Class Y Shares
Shares sold	9,796,366	13,667,468	173,645	181,689
Issued to shareholders in reinvestment of distributions	16,073,049	9,797,935	43,074	72,055
Shares redeemed	(53,268,860)	(66,513,341)	(211,243)	(590,731)
Net increase (decrease) from capital stock transactions	(27,399,445)	(43,047,938)	5,476	(336,987)
Class I Shares[1]
Shares sold	20,652,771	–
Issued to shareholders in reinvestment of distributions	–	–
Shares redeemed	(323,811)	–
Net increase from capital stock transactions	20,328,960	–
Total net decrease from capital stock transactions	(6,483,562)	(43,479,072)	(227,066)	(824,114)
Total increase (decrease) in net assets	78,007,131	(48,135,564)	2,085,852	(3,314,638)
Net Assets at end of period	$296,855,261	$218,848,130	$18,005,077	$15,919,225
Capital Share transactions:
Class A Shares
Shares sold	37,558	23,712	29,105	42,202
Issued to shareholders in reinvestment of distributions	18,073	12,066	51,686	83,068
Shares redeemed	(11,983)	(78,362)	(91,009)	(162,615)
Net increase (decrease) in shares outstanding	43,648	(42,584)	(10,218)	(37,345)
Class B Shares
Shares sold			–	–
Issued to shareholders in reinvestment of distributions			1,630	3,135
Shares redeemed			(8,689)	(14,483)
Net decrease in shares outstanding			(7,059)	(11,348)
Class Y Shares
Shares sold	708,334	1,323,704	12,741	14,756
Issued to shareholders in reinvestment of distributions	1,221,356	868,611	3,179	5,446
Shares redeemed	(3,753,564)	(6,300,930)	(15,840)	(47,161)
Net increase (decrease) in shares outstanding	(1,823,874)	(4,108,615)	80	(26,959)
Class I Shares[1]
Shares sold	1,415,757
Issued to shareholders in reinvestment of distributions	–
Shares redeemed	(21,414)
Net increase in shares outstanding	1,394,343

1 The Small Cap Fund launched Class I shares on February 26, 2021 and the share class commenced operations effective March 1, 2021.

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2021

Financial Highlights for a Share of Beneficial Interest Outstanding

	CONSERVATIVE ALLOCATION FUND
	CLASS A							CLASS B
	Six Months Ended 4/30/21		Year Ended October 31,					Six Months Ended 4/30/21		Year Ended October 31,
	(unaudited)		2020	2019	2018	2017	2016	(unaudited)		2020	2019		2018	2017	2016
Net Asset Value at beginning of period	$11.15		$10.96	$10.39	$10.97	$10.46	$10.63	$11.31		$11.10	$10.47		$11.05	$10.52	$10.69
Income from Investment Operations:
Net investment income	0.06		0.13 [1]	0.36 [1,2]	0.19	0.15 [1]	0.14 [1]	0.04		0.06 [1]	0.31	[1,2]	0.12	0.08 [1]	0.07 [1]
Net realized and unrealized gain (loss) on investments	0.48		0.46	0.68 [2]	(0.26)	0.69	0.17	0.46		0.46	0.66	[2]	(0.28)	0.69	0.16
Total from investment operations	0.54		0.59	1.04	(0.07)	0.84	0.31	0.50		0.52	0.97		(0.16)	0.77	0.23
Less Distributions From:
Net investment income	(0.13)		(0.19)	(0.18)	(0.24)	(0.18)	(0.16)	(0.09)		(0.10)	(0.05)		(0.15)	(0.09)	(0.08)
Capital gains	(0.58)		(0.21)	(0.29)	(0.27)	(0.15)	(0.32)	(0.58)		(0.21)	(0.29)		(0.27)	(0.15)	(0.32)
Total distributions	(0.71)		(0.40)	(0.47)	(0.51)	(0.33)	(0.48)	(0.67)		(0.31)	(0.34)		(0.42)	(0.24)	(0.40)
Net increase (decrease) in net asset value	(0.17)		0.19	0.57	(0.58)	0.51	(0.17)	(0.17)		0.21	0.63		(0.58)	0.53	(0.17)
Net Asset Value at end of period	$10.98		$11.15	$10.96	$10.39	$10.97	$10.46	$11.14		$11.31	$11.10		$10.47	$11.05	$10.52
Total Return (%)[3]	4.93	[4]	5.62	10.37	(0.75)	8.25	3.10	4.46	[4]	4.89	9.51		(1.51)	7.47	2.27
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$45,407		$44,146	$42,662	$42,247	$45,005	$43,752	$3,257		$4,263	$5,457		$6,049	$8,119	$9,175
Ratios of expenses to average net assets (%)	0.71	[5]	0.70	0.70	0.70	0.70	0.71	1.46	[5]	1.45	1.45		1.45	1.45	1.46
Ratio of net investment income to average net assets (%)	1.00	[5]	1.19	3.38 [2]	1.74	1.46	1.36	0.29	[5]	0.48	2.68	[2]	1.04	0.74	0.60
Portfolio turnover (%)[6]	26	[4]	73	57	63	48	82	26	[4]	73	57		63	48	82

	CLASS C
	Six Months Ended 4/30/21		Year Ended October 31,
	(unaudited)		2020	2019	2018	2017	2016
Net Asset Value at beginning of period	$11.32		$11.11	$10.48	$11.06	$10.53	$10.69
Income from Investment Operations:
Net investment income	0.02		0.04 [1]	0.29 [1,2]	0.11	0.08 [1]	0.06 [1]
Net realized and unrealized gain (loss) on investments	0.48		0.48	0.68 [2]	(0.27)	0.69	0.18
Total from investment operations	0.50		0.52	0.97	(0.16)	0.77	0.24
Less Distributions From:
Net investment income	(0.09)		(0.10)	(0.05)	(0.15)	(0.09)	(0.08)
Capital gains	(0.58)		(0.21)	(0.29)	(0.27)	(0.15)	(0.32)
Total distributions	(0.67)		(0.31)	(0.34)	(0.42)	(0.24)	(0.40)
Net increase (decrease) in net asset value	(0.17)		0.21	0.63	(0.58)	0.53	(0.16)
Net Asset Value at end of period	$11.15		$11.32	$11.11	$10.48	$11.06	$10.53
Total Return (%)[3]	4.46	[4]	4.89	9.50	(1.51)	7.46	2.37
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$20,286		$20,137	$20,303	$20,001	$20,960	$20,225
Ratios of expenses to average net assets (%)	1.46	[5]	1.45	1.45	1.45	1.45	1.46
Ratio of net investment income to average net assets (%)	0.25	[5]	0.45	2.602	0.99	0.71	0.54
Portfolio turnover (%)[6]	26	[4]	73	57	63	48	82

1  Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.

2  In 2019, the Fund reported distributions of capital gains from investment companies as part of net investment income in the financial highlights. Had the Fund reported these capital gains as net realized and unrealized gain (loss) on investments, net investment income, net realized and unrealized gain (loss) on investments, and the ratio of net investment income to average net assets would have been; $0.17, $0.87, and 1.64%, respectively, for the class A Shares, $0.11, $0.86, and 0.90%, respectively, for the class B shares, and $0.10, $0.87, and 0.89%, respectively, for the class C shares.

3  Total return without applicable sales charge.

4  Not annualized.

5  Annualized.

6  Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2021

Financial Highlights for a Share of Beneficial Interest Outstanding

	MODERATE ALLOCATION FUND
	CLASS A								CLASS B
	Six Months Ended 4/30/21		Year Ended October 31,						Six Months Ended 4/30/21		Year Ended October 31,
	(unaudited)		2020	2019		2018	2017	2016	(unaudited)		2020	2019		2018	2017	2016
Net Asset Value at beginning of period	$11.85		$11.76	$11.59		$12.20	$11.18	$11.62	$11.69		$11.60	$11.46		$12.06	$11.05	$11.52
Income from Investment Operations:
Net investment income	0.06		0.12 [1]	0.51	[1,2]	0.17	0.14 [1]	0.13 [1]	0.03		0.05 [1]	0.53	[1,2]	0.10	0.07 [1]	0.06 [1]
Net realized and unrealized gain (loss) on investments	1.11		0.43	0.60	[2]	(0.17)	1.35	0.18	1.07		0.41	0.48	[2]	(0.18)	1.33	0.16
Total from investment operations	1.17		0.55	1.11		–	1.49	0.31	1.10		0.46	1.01		(0.08)	1.40	0.22
Less Distributions From:
Net investment income	(0.13)		(0.17)	(0.17)		(0.17)	(0.15)	(0.12)	–		(0.08)	(0.10)		(0.08)	(0.07)	(0.06)
Capital gains	(0.94)		(0.29)	(0.77)		(0.44)	(0.32)	(0.63)	(0.94)		(0.29)	(0.77)		(0.44)	(0.32)	(0.63)
Total distributions	(1.07)		(0.46)	(0.94)		(0.61)	(0.47)	(0.75)	(0.94)		(0.37)	(0.87)		(0.52)	(0.39)	(0.69)
Net increase (decrease) in net asset value	0.10		0.09	0.17		(0.61)	1.02	(0.44)	0.16		0.09	0.14		(0.60)	1.01	(0.47)
Net Asset Value at end of period	$11.95		$11.85	$11.76		$11.59	$12.20	$11.18	$11.85		$11.69	$11.60		$11.46	$12.06	$11.05
Total Return (%)[3]	10.17	[4]	4.75	10.69		(0.12)	13.88	2.95	9.67	[4]	4.00	9.79		(0.82)	13.07	2.15
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$119,497		$111,135	$112,916		$108,459	$115,586	$104,276	$7,892		$9,568	$13,754		$17,481	$23,101	$25,440
Ratios of expenses to average net assets (%)	0.71	[5]	0.70	0.70		0.70	0.70	0.71	1.46	[5]	1.45	1.45		1.45	1.45	1.46
Ratio of net investment income to average net assets (%)	0.86	[5]	0.96	4.42	[2]	1.39	1.23	1.13	0.15	[5]	0.27	4.01	[2]	0.73	0.56	0.58
Portfolio turnover (%)[6]	34	[4]	87	64		75	50	97	34	[4]	87	64		75	50	97

	CLASS C
	Six Months Ended 4/30/21		Year Ended October 31,
	(unaudited)		2020	2019		2018	2017	2016
Net Asset Value at beginning of period	$11.70		$11.61	$11.47		$12.07	$11.06	$11.53
Income from Investment Operations:
Net investment income	0.01		0.02 [1]	0.42	[1,2]	0.08	0.06 [1]	0.05 [1]
Net realized and unrealized gain (loss) on investments	1.10		0.44	0.59	[2]	(0.16)	1.34	0.17
Total from investment operations	1.11		0.46	1.01		(0.08)	1.40	0.22
Less Distributions From:
Net investment income	–		(0.08)	(0.10)		(0.08)	(0.07)	(0.06)
Capital gains	(0.94)		(0.29)	(0.77)		(0.44)	(0.32)	(0.63)
Total distributions	(0.94)		(0.37)	(0.87)		(0.52)	(0.39)	(0.69)
Net increase (decrease) in net asset value	0.17		0.09	0.14		(0.60)	1.01	(0.47)
Net Asset Value at end of period	$11.87		$11.70	$11.61		$11.47	$12.07	$11.06
Total Return (%)[3]	9.75	[4]	3.99	9.78		(0.82)	13.06	2.15
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$9,187		$9,230	$9,607		$9,338	$9,625	$9,100
Ratios of expenses to average net assets (%)	1.46	[5]	1.45	1.45		1.45	1.45	1.46
Ratio of net investment income to average net assets (%)	0.13	[5]	0.22	3.68	[2]	0.62	0.52	0.47
Portfolio turnover (%)[6]	34	[4]	87	64		75	50	97

1  Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.

2  In 2019, the Fund reported distributions of capital gains from investment companies as part of net investment income in the financial highlights. Had the Fund reported these capital gains as net realized and unrealized gain (loss) on investments, net investment income, net realized and unrealized gain (loss) on investments, and the ratio of net investment income to average net assets would have been; $0.17, $0.94, and 1.39%, respectively, for the class A Shares, $0.09, $0.92, and 0.67%, respectively, for the class B shares, and $0.08, $0.93, and 0.64%, respectively, for the class C shares.

3  Total return without applicable sales charge.

4  Not annualized.

5  Annualized.

6  Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2021

Financial Highlights for a Share of Beneficial Interest Outstanding

	AGGRESSIVE ALLOCATION FUND
	CLASS A							CLASS B
	Six Months Ended 4/30/21		Year Ended October 31,					Six Months Ended 4/30/21		Year Ended October 31,
	(unaudited)		2020	2019	2018	2017	2016	(unaudited)		2020	2019	2018	2017	2016
Net Asset Value at beginning of period	$11.81		$12.02	$12.01	$12.71	$11.12	$11.87	$11.41		$11.62	$11.65	$12.35	$10.83	$11.65
Income from Investment Operations:
Net investment income	0.05		0.10 [1]	0.56 [1,2]	0.14	0.13 [1]	0.12 [1]	(0.02)		(0.06)[1]	0.55 [1,2]	0.03	0.02 [1]	0.06 [1]
Net realized and unrealized gain (loss) on investments	1.61		0.33	0.57 [2]	(0.11)	1.88	0.15	1.57		0.39	0.47 [2]	(0.10)	1.85	0.12
Total from investment operations	1.66		0.43	1.13	0.03	2.01	0.27	1.55		0.33	1.02	(0.07)	1.87	0.18
Less Distributions From:
Net investment income	(0.09)		(0.16)	(0.14)	(0.15)	(0.13)	(0.10)	–		(0.06)	(0.07)	(0.05)	(0.06)	(0.08)
Capital gains	(0.94)		(0.48)	(0.98)	(0.58)	(0.29)	(0.92)	(0.94)		(0.48)	(0.98)	(0.58)	(0.29)	(0.92)
Total distributions	(1.03)		(0.64)	(1.12)	(0.73)	(0.42)	(1.02)	(0.94)		(0.54)	(1.05)	(0.63)	(0.35)	(1.00)
Net increase (decrease) in net asset value	0.63		(0.21)	0.01	(0.70)	1.59	(0.75)	0.61		(0.21)	(0.03)	(0.70)	1.52	(0.82)
Net Asset Value at end of period	$12.44		$11.81	$12.02	$12.01	$12.71	$11.12	$12.02		$11.41	$11.62	$11.65	$12.35	$10.83
Total Return (%)[3]	14.48	[4]	3.59	10.93	0.06	18.66	2.65	13.94	[4]	2.88	10.12	(0.74)	17.83	1.88
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$61,474		$56,089	$54,974	$51,274	$52,811	$45,317	$4,075		$4,375	$6,088	$7,938	$10,442	$11,089
Ratios of expenses to average net assets (%)	0.71	[5]	0.70	0.70	0.70	0.70	0.71	1.46	[5]	1.45	1.45	1.45	1.45	1.46
Ratio of net investment income (loss) to average net assets (%)	0.79	[5]	0.78	4.77 [2]	1.08	1.02	1.04	0.06	[5]	0.11	4.50 [2]	0.45	0.35	0.56
Portfolio turnover (%)[6]	38	[4]	105	79	71	45	98	38	[4]	105	79	71	45	98

	CLASS C
	Six Months Ended 4/30/21		Year Ended October 31,
	(unaudited)		2020	2019	2018	2017	2016
Net Asset Value at beginning of period	$11.42		$11.63	$11.66	$12.36	$10.84	$11.66
Income from Investment Operations:
Net investment income	0.01		0.03 [1]	0.48 [1,2]	0.04	0.02 [1]	0.05 [1]
Net realized and unrealized gain (loss) on investments	1.54		0.30	0.54 [2]	(0.11)	1.85	0.13
Total from investment operations	1.55		0.33	1.02	(0.07)	1.87	0.18
Less Distributions From:
Net investment income	–		(0.06)	(0.07)	(0.05)	(0.06)	(0.08)
Capital gains	(0.94)		(0.48)	(0.98)	(0.58)	(0.29)	(0.92)
Total distributions	(0.94)		(0.54)	(1.05)	(0.63)	(0.35)	(1.00)
Net increase (decrease) in net asset value	0.61		(0.21)	(0.03)	(0.70)	1.52	(0.82)
Net Asset Value at end of period	$12.03		$11.42	$11.63	$11.66	$12.36	$10.84
Total Return (%)[3]	13.92	[4]	2.88	10.11	(0.74)	17.81	1.87
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$3,057		$2,655	$2,263	$2,160	$2,300	$2,411
Ratios of expenses to average net assets (%)	1.46	[5]	1.45	1.45	1.45	1.45	1.46
Ratio of net investment income (loss) to average net assets (%)	0.03	[5]	(0.01)	4.15 [2]	0.32	0.45	0.42
Portfolio turnover (%)[6]	38	[4]	105	79	71	45	98

[1]	Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.

[2]	In 2019, the Fund reported distributions of capital gains from investment companies as part of net investment income in the financial highlights. Had the Fund reported these capital gains as net realized and unrealized gain(loss) on investments, net investment income, net realized and unrealized gain (loss) on investments, and the ratio of net investment income to average net assets would have been; $0.15, $0.98, and 1.25%, respectively, for the class A Shares, $0.03, $0.99, and 0.52%, respectively, for the class B shares, and $0.07, $0.95, and 0.50%, respectively, for the class C shares.

[3]	Total return without applicable sales charge.

[4]	Not annualized.

[5]	Annualized.

[6]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2021

Financial Highlights for a Share of Beneficial Interest Outstanding

	TAX-FREE VIRGINIA FUND						TAX-FREE NATIONAL FUND
	CLASS Y						CLASS Y
	Six Months	Period Ended October 31,					Six Months		Period Ended October 31,
	Ended 4/30/21 (unaudited)	2020	2019	2018	2017	2016	Ended 4/30/21 (unaudited)		2020	2019	2018	2017	2016
Net Asset Value at beginning of period	$11.89	$11.71	$11.08	$11.49	$11.67	$11.61	$11.08		$10.96	$10.41	$10.85	$11.10	$11.01
Income from Investment Operations:
Net investment income	0.10	0.20 [1]	0.23 [1]	0.24	0.24 [1]	0.25 [1]	0.10		0.21 [1]	0.24 [1]	0.24	0.25 [1]	0.26 [1]
Net realized and unrealized gain (loss) on investments	(0.02)	0.18	0.63	(0.41)	(0.16)	0.10	0.01		0.15	0.61	(0.41)	(0.18)	0.15
Total from investment operations	0.08	0.38	0.86	(0.17)	0.08	0.35	0.11		0.36	0.85	(0.17)	0.07	0.41
Less Distributions From:
Net investment income	(0.10)	(0.20)	(0.23)	(0.24)	(0.24)	(0.25)	(0.10)		(0.21)	(0.24)	(0.24)	(0.25)	(0.26)
Capital gains	(0.01)	–	–	–	(0.02)	(0.04)	–		(0.03)	(0.06)	(0.03)	(0.07)	(0.06)
Total distributions	(0.11)	(0.20)	(0.23)	(0.24)	(0.26)	(0.29)	(0.10)		(0.24)	(0.30)	(0.27)	(0.32)	(0.32)
Net increase (decrease) in net asset value	(0.03)	0.18	0.63	(0.41)	(0.18)	0.06	0.01		0.12	0.55	(0.44)	(0.25)	0.09
Net Asset Value at end of period	$11.86	$11.89	$11.71	$11.08	$11.49	$11.67	$11.09		$11.08	$10.96	$10.41	$10.85	$11.10
Total Return (%)[2]	0.61 [3]	3.24	7.78	(1.52)	0.68	3.01	0.953		3.36	8.20	(1.56)	0.72	3.75
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$20,746	$21,572	$22,225	$20,868	$21,866	$22,350	$22,809		$23,377	$23,807	$23,325	$25,294	$27,333
Ratios of expenses to average net assets (%)	0.86 [4]	0.85	0.85	0.85	0.86	0.85	0.76	[4]	0.75	0.75	0.75	0.75	0.79
Ratio of net investment income to average net assets (%)	1.61 [4]	1.66	1.96	2.09	2.06	2.12	1.724		1.91	2.19	2.25	2.30	2.27
Portfolio turnover (%)[5]	4 [3]	7	22	26	8	12	6	[3]	13	26	31	6	9

	HIGH QUALITY BOND FUND
	CLASS Y
	Six Months	Period Ended October 31,
	Ended 4/30/21 (unaudited)	2020	2019	2018	2017	2016
Net Asset Value at beginning of period	$11.42	$11.11	$10.64	$10.93	$11.06	$11.04
Income from Investment Operations:
Net investment income	0.05	0.13 [1]	0.21 [1]	0.18	0.14 [1]	0.12 [1]
Net realized and unrealized gain (loss) on investments	(0.15)	0.32	0.47	(0.30)	(0.12)	0.06
Total from investment operations	(0.10)	0.45	0.68	(0.12)	0.02	0.18
Less Distributions From:
Net investment income	(0.05)	(0.14)	(0.21)	(0.17)	(0.14)	(0.12)
Capital gains	(0.03)	–	–	–	(0.01)	(0.04)
Total distributions	(0.08)	(0.14)	(0.21)	(0.17)	(0.15)	(0.16)
Net increase (decrease) in net asset value	(0.18)	0.31	0.47	(0.29)	(0.13)	0.02
Net Asset Value at end of period	$11.24	$11.42	$11.11	$10.64	$10.93	$11.06
Total Return (%)[2]	(0.88)[3]	4.08	6.43	(1.09)	0.25	1.62
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$155,369	$184,881	$90,407	$89,253	$100,536	$105,807
Ratios of expenses to average net assets (%)
Before reimbursement of expenses by Adviser (%)	0.50 [4]	0.49	–	–	–	–
After reimbursement of expenses by Adviser (%)	0.40 [4]	0.46	0.49	0.49	0.49	0.50
Ratio of net investment income to average net assets (%)
Before reimbursement of expenses by Adviser (%)	0.75 [4]	1.17	1.88	1.64	1.32	1.10
After reimbursement of expenses by Adviser (%)	0.85 [4]	1.20	–	–	–	–
Portfolio turnover (%)[5]	10 [3]	21	20	31	26	25

[1]	Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
[2]	Total return without applicable sales charge.
[3]	Not annualized.
[4]	Annualized.
[5]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2021

Financial Highlights for a Share of Beneficial Interest Outstanding

	CORE BOND FUND
	CLASS A						CLASS B
	Six Months	Year Ended October 31,					Six Months	Year Ended October 31,
	Ended 4/30/21 (unaudited)	2020	2019	2018	2017	2016	Ended 4/30/21 (unaudited)	2020	2019	2018	2017	2016
Net Asset Value at beginning of period	$10.78	$10.28	$9.55	$10.03	$10.20	$10.09	$10.78	$10.29	$9.55	$10.03	$10.21	$10.10
Income from Investment Operations:
Net investment income	0.08	0.18 [1]	0.24 [1]	0.21	0.20 [1]	0.20 [1]	0.09	0.12 [1]	0.16 [1]	0.15	0.14 [1]	0.13 [1]
Net realized and unrealized gain (loss) on investments	(0.14)	0.53	0.74	(0.46)	(0.10)	0.21	(0.19)	0.51	0.75	(0.47)	(0.12)	0.21
Total from investment operations	(0.06)	0.71	0.98	(0.25)	0.10	0.41	(0.10)	0.63	0.91	(0.32)	0.02	0.34
Less Distributions From:
Net investment income	(0.08)	(0.19)	(0.25)	(0.23)	(0.22)	(0.22)	(0.04)	(0.12)	(0.17)	(0.16)	(0.15)	(0.15)
Capital gains	(0.21)	(0.02)	–	(0.00)[5]	(0.05)	(0.08)	(0.21)	(0.02)	–	(0.00)[5]	(0.05)	(0.08)
Total distributions	(0.29)	(0.21)	(0.25)	(0.23)	(0.27)	(0.30)	(0.25)	(0.14)	(0.17)	(0.16)	(0.20)	(0.23)
Net increase (decrease) in net asset value	(0.35)	0.50	0.73	(0.48)	(0.17)	0.11	(0.35)	0.49	0.74	(0.48)	(0.18)	0.11
Net Asset Value at end of period	$10.43	$10.78	$10.28	$9.55	$10.03	$10.20	$10.43	$10.78	$10.29	$9.55	$10.03	$10.21
Total Return (%)[2]	(0.62)[3]	7.00	10.37	(2.45)	1.05	4.21	(0.98)[3]	6.10	9.65	(3.18)	0.20	3.43
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$45,375	$47,304	$28,902	$29,605	$33,738	$34,325	$696	$1,088	$1,272	$1,466	$2,004	$2,575
Ratios of expenses to average net assets (%)	0.89 [4]	0.90	0.90	0.90	0.90	0.91	1.65 [4]	1.66	1.65	1.65	1.65	1.66
Ratio of net investment income to average net assets (%)	1.45 [4]	1.78	2.35	2.20	2.00	2.00	0.70 [4]	1.05	1.60	1.44	1.25	1.25
Portfolio turnover (%)[6]	28 [3]	61	36	26	27	39	28 [3]	61	36	26	27	39

	CLASS Y						CLASS I*
	Six Months Ended	Year Ended October 31,					Period Ended
	4/30/21 (unaudited)	2020	2019	2018	2017	2016	4/30/21 (unaudited)
Net Asset Value at beginning of period	$10.71	$10.25	$9.52	$9.99	$10.17	$10.07	$10.39
Income from Investment Operations:
Net investment income	(0.06)	0.20 [1]	0.25 [1]	0.24	0.23 [1]	0.23 [1]	0.03
Net realized and unrealized gain (loss) on investments	0.04	0.52	0.75	(0.45)	(0.11)	0.20	(0.04)
Total from investment operations	(0.02)	0.72	1.00	(0.21)	0.12	0.43	(0.01)
Less Distributions From:
Net investment income	(0.11)	(0.24)	(0.27)	(0.26)	(0.25)	(0.25)	(0.04)
Capital gains	(0.21)	(0.02)	–	(0.00)[5]	(0.05)	(0.08)	–
Total distributions	(0.32)	(0.26)	(0.27)	(0.26)	(0.30)	(0.33)	(0.04)
Net increase (decrease) in net asset value	(0.34)	0.46	0.73	(0.47)	(0.18)	0.10	(0.05)
Net Asset Value at end of period	$10.37	$10.71	$10.25	$9.52	$9.99	$10.17	$10.34
Total Return (%)[2]	(0.24)[3]	7.13	10.67	(2.12)	1.22	4.40	(0.13)[3]
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$13,043	$102,811	$121,000	$138,186	$170,169	$178,046	$102,155
Ratios of expenses to average net assets (%)	0.65 [4]	0.65	0.65	0.65	0.65	0.66	0.50 [4]
Ratio of net investment income to average net assets (%)	1.68 [4]	2.03	2.60	2.44	2.25	2.25	1.86 [4]
Portfolio turnover (%)[6]	28 [3]	61	36	26	27	39	28 [3]

*	Class I shares commenced operations effective March 1, 2021.

[1]	Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
[2]	Total return without applicable sales charge.

[3]	Not annualized.
[4]	Annualized.

[5]	Amounts represent less than $0.005 per share.

[6]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2021

Financial Highlights for a Share of Beneficial Interest Outstanding

	DIVERSIFIED INCOME FUND
	CLASS A							CLASS B
	Six Months		Year Ended October 31,					Six Months		Year Ended October 31,
	Ended 4/30/21 (unaudited)		2020	2019	2018	2017	2016	Ended 4/30/21 (unaudited)		2020	2019	2018	2017	2016
Net Asset Value at beginning of period	$15.52		$16.37	$15.98	$15.93	$14.92	$14.75	$15.64		$16.48	$16.08	$16.04	$15.01	$14.83
Income from Investment Operations:
Net investment income	0.11		0.26 [1]	0.28 [1]	0.28	0.26 [1]	0.25 [1]	0.06		0.14 [1]	0.16 [1]	0.16	0.14 [1]	0.14 [1]
Net realized and unrealized gain (loss) on investments	2.39		(0.04)	1.64	0.30	1.56	0.52	2.41		(0.03)	1.65	0.29	1.58	0.53
Total from investment operations	2.50		0.22	1.92	0.58	1.82	0.77	2.47		0.11	1.81	0.45	1.72	0.67
Less Distributions From:
Net investment income	(0.12)		(0.27)	(0.29)	(0.29)	(0.27)	(0.26)	(0.06)		(0.15)	(0.17)	(0.17)	(0.15)	(0.15)
Capital gains	(0.20)		(0.80)	(1.24)	(0.24)	(0.54)	(0.34)	(0.20)		(0.80)	(1.24)	(0.24)	(0.54)	(0.34)
Total distributions	(0.32)		(1.07)	(1.53)	(0.53)	(0.81)	(0.60)	(0.26)		(0.95)	(1.41)	(0.41)	(0.69)	(0.49)
Net increase (decrease) in net asset value	2.18		(0.85)	0.39	0.05	1.01	0.17	2.21		(0.84)	0.40	0.04	1.03	0.18
Net Asset Value at end of period	$17.70		$15.52	$16.37	$15.98	$15.93	$14.92	$17.85		$15.64	$16.48	$16.08	$16.04	$15.01
Total Return (%)[2]	16.26	[3]	1.27	13.51	3.63	12.57	5.38	15.863		0.56	12.64	2.77	11.79	4.63
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$152,828		$134,213	$139,683	$131,127	$137,863	$128,208	$6,182		$6,591	$9,612	$10,832	$12,702	$13,293
Ratios of expenses to average net assets (%)	1.11	[4]	1.10	1.10	1.10	1.10	1.11	1.86	[4]	1.85	1.85	1.85	1.85	1.86
Ratio of net investment income to average net assets (%)	1.36	[4]	1.66	1.80	1.72	1.65	1.68	0.62	[4]	0.92	1.06	0.97	0.91	0.94
Portfolio turnover (%)[5]	20	[3]	31	34	27	21	35	20	[3]	31	34	27	21	35

	CLASS C
	Six Months		Year Ended October 31,
	Ended 4/30/21 (unaudited)		2020	2019	2018	2017	2016
Net Asset Value at beginning of period	$15.65		$16.48	$16.07	$16.03	$15.01	$14.83
Income from Investment Operations:
Net investment income	0.06		0.15 [1]	0.16 [1]	0.16	0.14 [1]	0.14 [1]
Net realized and unrealized gain (loss) on investments	2.40		(0.03)	1.66	0.29	1.57	0.53
Total from investment operations	2.46		0.12	1.82	0.45	1.71	0.67
Less Distributions From:
Net investment income	(0.06)		(0.15)	(0.17)	(0.17)	(0.15)	(0.15)
Capital gains	(0.20)		(0.80)	(1.24)	(0.24)	(0.54)	(0.34)
Total distributions	(0.26)		(0.95)	(1.41)	(0.41)	(0.69)	(0.49)
Net increase (decrease) in net asset value	2.20		(0.83)	0.41	0.04	1.02	0.18
Net Asset Value at end of period	$17.85		$15.65	$16.48	$16.07	$16.03	$15.01
Total Return (%)[2]	15.793		0.62	12.72	2.77	11.72	4.63
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$20,064		$16,888	$16,090	$14,647	$15,103	$13,498
Ratios of expenses to average net assets (%)	1.85	[4]	1.85	1.84	1.85	1.85	1.86
Ratio of net investment income to average net assets (%)	0.62	[4]	0.91	1.05	0.97	0.89	0.93
Portfolio turnover (%)[5]	20	[3]	31	34	27	21	35

[1]	Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
[2]	Total return without applicable sales charge.

[3]	Not annualized.
[4]	Annualized.

[5]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2021

Financial Highlights for a Share of Beneficial Interest Outstanding

	COVERED CALL & EQUITY INCOME FUND
	CLASS A							CLASS C
	Six Months		Year Ended October 31,					Six Months	Year Ended October 31,
	Ended 4/30/21 (unaudited)		2020	2019	2018	2017	2016	Ended 4/30/21 (unaudited)	2020	2019	2018	2017	2016
Net Asset Value at beginning of period	$7.80		$7.84	$8.52	$8.88	$8.95	$9.14	$7.19	$7.31	$8.04	$8.47	$8.63	$8.89
Income from Investment Operations:
Net investment income	0.01		(0.09)[1]	0.03 [1]	0.06	0.07	0.05	(0.09)	(0.18)[1]	(0.05)[1]	(0.10)	0.02	0.06
Net realized and unrealized gain (loss) on investments	2.04		0.60	0.05	0.30	0.46	0.33	1.94	0.60	0.07	0.38	0.42	0.24
Total from investment operations	2.05		0.51	0.08	0.36	0.53	0.38	1.85	0.42	0.02	0.28	0.44	0.30
Less Distributions From:
Net investment income	(0.15)		(0.39)	(0.44)	(0.43)	(0.39)	(0.41)	(0.14)	(0.38)	(0.43)	(0.42)	(0.39)	(0.40)
Capital gains	(0.16)		(0.16)	(0.32)	(0.29)	(0.21)	(0.16)	(0.16)	(0.16)	(0.32)	(0.29)	(0.21)	(0.16)
Total distributions	(0.31)		(0.55)	(0.76)	(0.72)	(0.60)	(0.57)	(0.30)	(0.54)	(0.75)	(0.71)	(0.60)	(0.56)
Net increase (decrease) in net asset value	1.74		(0.04)	(0.68)	(0.36)	(0.07)	(0.19)	1.55	(0.12)	(0.73)	(0.43)	(0.16)	(0.26)
Net Asset Value at end of period	$9.54		$7.80	$7.84	$8.52	$8.88	$8.95	$8.74	$7.19	$7.31	$8.04	$8.47	$8.63
Total Return (%)[2]	26.68	[3]	7.10	1.46	3.96	5.97	4.29	26.15 [3]	6.31	0.68	3.21	5.09	3.53
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$14,399		$11,996	$13,748	$16,035	$16,773	$18,252	$8,039	$7,156	$8,191	$9,638	$13,299	$13,519
Ratios of expenses to average net assets (%)	1.25	[4]	1.25	1.25	1.25	1.25	1.25	2.01 [4]	2.01	2.00	2.00	2.00	2.00
Ratio of net investment income (loss) to average net assets (%)	0.21	[4]	0.70	1.05	0.47	1.03	0.17	(0.54)[4]	(0.05)	0.29	(0.28)	0.28	(0.58)
Portfolio turnover (%)[5]	63	[3]	108	116	130	166	135	63 [3]	108	116	130	166	135

	CLASS Y							CLASS R6
	Six Months		Year Ended October 31,					Six Months		Year Ended October 31,
	Ended 4/30/21 (unaudited)		2020	2019	2018	2017	2016	Ended 4/30/21 (unaudited)		2019	2020	2018	2017	2016
Net Asset Value at beginning of period	$8.05		$8.06	$8.73	$9.06	$9.11	$9.27	$8.17		$8.16	$8.81	$9.13	$9.16	$9.31
Income from Investment Operations:
Net investment income	0.03		(0.39)[1]	0.12 [1]	0.10	0.14	0.08	0.14		(0.45)[1]	0.18 [1]	0.06	0.14	0.07
Net realized and unrealized gain (loss) on investments	2.10		0.94	(0.02)	0.29	0.42	0.33	2.03		1.02	(0.06)	0.34	0.44	0.35
Total from investment operations	2.13		0.55	0.10	0.39	0.56	0.41	2.17		0.57	0.12	0.40	0.58	0.42
Less Distributions From:
Net investment income	(0.15)		(0.40)	(0.45)	(0.43)	(0.40)	(0.41)	(0.15)		(0.40)	(0.45)	(0.43)	(0.40)	(0.41)
Capital gains	(0.16)		(0.16)	(0.32)	(0.29)	(0.21)	(0.16)	(0.16)		(0.16)	(0.32)	(0.29)	(0.21)	(0.16)
Total distributions	(0.31)		(0.56)	(0.77)	(0.72)	(0.61)	(0.57)	(0.31)		(0.56)	(0.77)	(0.72)	(0.61)	(0.57)
Net increase (decrease) in net asset value	1.82		(0.01)	(0.67)	(0.33)	(0.05)	(0.16)	1.86		0.01	(0.65)	(0.32)	(0.03)	(0.15)
Net Asset Value at end of period	$9.87		$8.05	$8.06	$8.73	$9.06	$9.11	$10.03		$8.17	$8.16	$8.81	$9.13	$9.16
Total Return (%)[2]	26.91	[3]	7.34	1.60	4.29	6.15	4.63	27.01	[3]	7.51	1.82	4.37	6.34	4.72
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$65,094		$59,966	$102,018	$106,576	$95,640	$71,241	$470		$1,439	$2,385	$2,388	$2,531	$3,110
Ratios of expenses to average net assets (%)	1.01	[4]	1.01	1.00	1.00	1.00	1.00	0.88	[4]	0.87	0.87	0.87	0.87	0.88
Ratio of net investment income (loss) to average net assets (%)	0.45	[4]	0.98	1.28	0.73	1.26	0.42	0.74	[4]	1.10	1.41	0.85	1.26	0.55
Portfolio turnover (%)[5]	63	[3]	108	116	130	166	135	63	[3]	108	116	130	166	135

[1]	Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
[2]	Total return without applicable sales charge.

[3]	Not annualized.
[4]	Annualized.

[5]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2021

Financial Highlights for a Share of Beneficial Interest Outstanding

	DIVIDEND INCOME FUND
	CLASS A*				CLASS Y							CLASS I**
	Six Months		Period Ended		Six Months		Year Ended October 31,					Six Months		Period Ended
	Ended 4/30/21		October 31,		Ended 4/30/21							Ended 4/30/21		October 31,
	(unaudited		2020		(unaudited)		2020	2019	2018	2017	2016	(unaudited)		2020
Net Asset Value at beginning of period	$26.10		$25.17		$26.14		$27.65	$27.01	$26.18	$22.38	$22.28	$26.14		$27.19
Income from Investment Operations:
Net investment income	0.20		0.16	[1]	0.23		0.51 [1]	0.46 [1]	0.47	0.44 [1]	0.33 [1]	0.25		0.06	[1]
Net realized and unrealized gain (loss) on investments	6.17		0.98		6.17		(0.88)	3.12	1.42	4.34	0.99	6.18		(1.02)
Total from investment operations	6.37		1.14		6.40		(0.37)	3.58	1.89	4.78	1.32	6.43		(0.96)
Less Distributions From:
Net investment income	–		–		(0.24)		(0.45)	(0.43)	(0.47)	(0.44)	(0.32)	–		–
Capital gains	(0.22)		(0.21)		–		(0.69)	(2.51)	(0.59)	(0.54)	(0.90)	(0.25)		(0.09)

Total distributions	(0.22)		(0.21)		(0.24)		(1.14)	(2.94)	(1.06)	(0.98)	(1.22)	(0.25)		(0.09)
Net increase (decrease) in net asset value	6.15		0.93		6.16		(1.51)	0.64	0.83	3.80	0.10	6.18		(1.05)
Net Asset Value at end of period	$32.25		$26.10		$32.30		$26.14	$27.65	$27.01	$26.18	$22.38	$32.32		$26.14
Total Return (%)[2]	24.46	[3]	4.53	[3]	24.54	[3]	(1.42)	15.48	7.35	21.85	6.16	24.65	[3]	(3.53)[3]
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$61,104		$51,207		$212,114		$171,733	$220,725	$111,457	$107,411	$102,402	$53,483		$51,725
Ratios of expenses to average net assets (%)
Before reimbursement of expenses by Adviser (%)	1.15	[4]	1.17	[4]	0.91	[4]	1.02	1.10	1.10	1.10	1.10	0.81	[4]	0.82	[4]
After reimbursement of expenses by Adviser (%)	1.15	[4]	1.17	[4]	0.91	[4]	0.93	0.95	0.95	0.95	0.95	0.81	[4]	0.82	[4]
Ratio of net investment income (loss) to average net assets (%)
Before reimbursement of expenses by Adviser (%)	1.31	[4]	1.09	[4]	1.56	[4]	1.72	1.64	1.60	1.66	1.46	1.65	[3]	1.55	[4]
After reimbursement of expenses by Adviser (%)	1.31	[4]	1.09	[4]	1.56	[4]	1.81	1.79	1.75	1.81	1.61	1.65	[3]	1.55	[4]
Portfolio turnover (%)[5]	14	[3]	33	[3]	14	[3]	33	28	32	19	33	14	[3]	33	[3]

*	Class A shares commenced operations effective June 1, 2020.
**	Class I shares commenced operations effective September 1, 2020.
[1]	Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
[2]	Total return without applicable sales charge.
[3]	Not annualized.
[4]	Annualized.
[5]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2021

Financial Highlights for a Share of Beneficial Interest Outstanding

	INVESTORS FUND
	CLASS A							CLASS Y
	Six Months		Year Ended October 31,					Six Months		Period Ended October 31,
	Ended 4/30/21							Ended 4/30/21
	(unaudited)		2020	2019	2018	2017	2016	(unaudited)		2020	2019	2018	2017	2016
Net Asset Value at beginning of period	$23.81		$23.76	$23.85	$23.22	$19.57	$21.30	$23.84		$23.83	$23.92	$23.29	$19.62	$21.36
Income from Investment Operations:
Net investment income	0.04		0.04 [1]	0.06 [1]	0.05	0.03 [1]	(0.00)[1,2,3]	0.13		0.14 [1]	0.12 [1]	0.11	0.09 [1]	0.06 [1,3]
Net realized and unrealized gain (loss) on investments	5.66		1.31	3.39	1.87	4.23	1.18	5.60		1.29	3.39	1.87	4.24	1.17
Total from investment operations	5.70		1.35	3.45	1.92	4.26	1.18	5.73		1.43	3.51	1.98	4.33	1.23
Less Distributions From:
Net investment income	–		–	(0.10)	(0.03)	–	(0.12)	(0.05)		(0.12)	(0.16)	(0.09)	(0.05)	(0.18)
Capital gains	(2.37)		(1.30)	(3.44)	(1.26)	(0.61)	(2.79)	(2.37)		(1.30)	(3.44)	(1.26)	(0.61)	(2.79)
Total distributions	(2.37)		(1.30)	(3.54)	(1.29)	(0.61)	(2.91)	(2.42)		(1.42)	(3.60)	(1.35)	(0.66)	(2.97)
Net increase (decrease) in net asset value	3.33		0.05	(0.09)	0.63	3.65	(1.73)	3.31		0.01	(0.09)	0.63	3.67	(1.74)
Net Asset Value at end of period	$27.14		$23.81	$23.76	$23.85	$23.22	$19.57	$27.15		$23.84	$23.83	$23.92	$23.29	$19.62
Total Return (%)[4]	25.04	[5]	5.75	18.37	8.50	22.30	6.46	25.21	[5]	6.06	18.63	8.75	22.62	6.69
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$107,081		$88,934	$86,476	$78,043	$77,891	$67,479	$108,894		$157,991	$244,443	$208,942	$222,363	$204,962
Ratios of expenses to average net assets (%)	1.16	[6]	1.18	1.20	1.20	1.20	1.20	0.91	[6]	0.94	0.95	0.95	0.95	0.98
Ratio of net investment income to average net assets (%)	0.33	[6]	0.18	0.23	0.22	0.14	(0.01)	0.56	[6]	0.54	0.47	0.47	0.39	0.33
Portfolio turnover (%)[7]	10	[5]	41	23	40	33	27	10	[5]	41	23	40	33	27

	CLASS R6							CLASS I*
	Six Months		Year Ended October 31,					Six Months		Period Ended
	Ended 4/30/21							Ended 4/30/21		October 31,
	(unaudited)		2020	2019	2018	2017	2016	(unaudixted)		2020
Net Asset Value at beginning of period	$24.12		$24.06	$24.07	$23.44	$19.74	$21.47	$23.84		$24.51
Income from Investment Operations:
Net investment income	0.10		0.03 [1]	0.16 [1]	0.15	0.13 [1]	0.11 [1,3]	0.10		0.00	[1,2]
Net realized and unrealized gain on investments	5.71		1.45	3.43	1.88	4.26	1.17	5.64		(0.67)
Total from investment operations	5.81		1.48	3.59	2.03	4.39	1.28	5.74		(0.67)
Less Distributions From:
Net investment income	(0.14)		(0.12)	(0.16)	(0.14)	(0.08)	(0.22)	(0.10)		–
Capital gains	(2.37)		(1.30)	(3.44)	(1.26)	(0.61)	(2.79)	(2.37)		–
Total distributions	(2.51)		(1.42)	(3.60)	(1.40)	(0.69)	(3.01)	(2.47)		–
Net increase (decrease) in net asset value	3.30		0.06	(0.01)	0.63	3.70	(1.73)	3.27		(0.67)
Net Asset Value at end of period	$27.42		$24.12	$24.06	$24.07	$23.44	$19.74	$27.11		$23.84
Total Return (%)[4]	25.33	[5]	6.21	18.88	8.90	22.87	6.92	25.29	[5]	(2.73)[5]
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$81,833		$70,490	$8,063	$6,919	$6,898	$6,198	$111,055		$20,643
Ratios of expenses to average net assets (%)	0.73	[6]	0.74	0.77	0.77	0.77	0.77	0.81	[6]	0.82	[6]
Ratio of net investment income (loss) to average net assets (%)	0.75	[6]	0.26	0.65	0.64	0.56	0.57	0.74	[6]	0.02	[6]
Portfolio turnover (%)[7]	10	[5]	41	23	40	33	27	10	[5]	41	[5]

*	Class I shares commenced operations effective September 1, 2020.
[1]	Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
[2]	Amounts represent less than $0.005 per share.
[3]	Per share net investment income has been calculated using the average shares outstanding during the period.
[4]	Total return without applicable sales charge.
[5]	Not annualized.
[6]	Annualized.
[7]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2021

Financial Highlights for a Share of Beneficial Interest Outstanding

	MID CAP FUND
	CLASS A						CLASS B
	Six Months	Year Ended October 31,					Six Months	Year Ended October 31,
	Ended 4/30/21						Ended 4/30/21
	(unaudited)	2020	2019	2018	2017	2016	(unaudited)	2020	2019	2018	2017	2016
Net Asset Value at beginning of period	$10.26	$11.09	$9.77	$9.37	$8.34	$8.59	$8.03	$8.84	$7.98	$7.78	$7.04	$7.38
Income from Investment Operations:
Net investment income	(0.01)	(0.08)[1]	(0.07)[1]	(0.06)	(0.05)[1]	(0.04)[1]	(0.18)	(0.53)[1]	(0.32)[1]	(0.35)	(0.20)[1]	(0.14)[1]
Net realized and unrealized gain on investments	2.89	(0.32)	2.07	0.81	1.46	0.29	2.39	0.15	1.86	0.90	1.32	0.30
Total from investment operations	2.88	(0.40)	2.00	0.75	1.41	0.25	2.21	(0.38)	1.54	0.55	1.12	0.16
Less Distributions From:
Capital gains	(0.42)	(0.43)	(0.68)	(0.35)	(0.38)	(0.50)	(0.42)	(0.43)	(0.68)	(0.35)	(0.38)	(0.50)
Total distributions	(0.42)	(0.43)	(0.68)	(0.35)	(0.38)	(0.50)	(0.42)	(0.43)	(0.68)	(0.35)	(0.38)	(0.50)
Net increase (decrease) in net asset value	2.46	(0.83)	1.32	0.40	1.03	(0.25)	1.79	(0.81)	0.86	0.20	0.74	(0.34)
Net Asset Value at end of period	$12.72	$10.26	$11.09	$9.77	$9.37	$8.34	$9.82	$8.03	$8.84	$7.98	$7.78	$7.04
Total Return (%)[2]	28.54 [3]	(3.81)	22.65	8.15	17.40	3.12	28.11 [3]	(4.59)	21.91	7.21	16.46	2.38
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$72,926	$58,782	$66,250	$59,519	$59,175	$52,482	$1,346	$1,191	$1,730	$1,891	$2,550	$2,832
Ratios of expenses to average net assets (%)	1.40 [4]	1.40	1.40	1.40	1.40	1.41	2.15 [4]	2.15	2.15	2.15	2.15	2.16
Ratio of net investment income (loss) to average net assets (%)	(0.21)[4]	(0.64)	(0.59)	(0.51)	(0.53)	(0.47)	(0.95)[4]	(1.37)	(1.33)	(1.26)	(1.28)	(1.23)
Portfolio turnover (%)[5]	13 [3]	24	25	27	22	27	13 [3]	24	25	27	22	27

	CLASS Y							CLASS R6
	Six Months		Year Ended October 31,					Six Months		Year Ended October 31,
	Ended 4/30/21							Ended 4/30/21
	(unaudited)		2020	2019	2018	2017	2016	(unaudited)		2020	2019	2018	2017	2016
Net Asset Value at beginning of period	$10.89		$11.71	$10.23	$9.76	$8.64	$8.85	$11.19		$11.99	$10.44	$9.94	$8.77	$8.95
Income from Investment Operations:
Net investment income (loss)	0.03		(0.03)[1]	(0.02)[1]	(0.01)	(0.01)[1]	0.001,6	0.03		(0.02)[1]	(0.10)[1]	0.01	0.01 [1]	0.02 [1]
Net realized and unrealized gain (loss) on investments	3.08		(0.36)	2.18	0.83	1.51	0.29	3.16		(0.35)	2.33	0.84	1.54	0.30
Total from investment operations	3.11		(0.39)	2.16	0.82	1.50	0.29	3.19		(0.37)	2.23	0.85	1.55	0.32
Less Distributions From:
Net investment income	–		(0.00)[6]	–	–	–	–	(0.02)		(0.00)[6]	–	–	–	–
Capital gains	(0.42)		(0.43)	(0.68)	(0.35)	(0.38)	(0.50)	(0.42)		(0.43)	(0.68)	(0.35)	(0.38)	(0.50)
Total distributions	(0.42)		(0.43)	(0.68)	(0.35)	(0.38)	(0.50)	(0.44)		(0.43)	(0.68)	(0.35)	(0.38)	(0.50)
Net increase (decrease) in net asset value	2.69		(0.82)	1.48	0.47	1.12	(0.21)	2.75		(0.80)	1.55	0.50	1.17	(0.18)
Net Asset Value at end of period	$13.58		$10.89	$11.71	$10.23	$9.76	$8.64	$13.94		$11.19	$11.99	$10.44	$9.94	$8.77
Total Return (%)[2]	29.01	[3]	(3.52)	23.27	8.55	17.85	3.50	29.02	[3]	(3.26)	23.49	8.71	18.17	3.81
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$263,925		$323,841	$463,768	$351,716	$270,989	$242,308	$98,520		$91,562	$55,417	$12,886	$11,713	$8,792
Ratios of expenses to average net assets (%)	0.95	[4]	0.97	0.98	0.98	0.98	1.08	0.77	[4]	0.77	0.76	0.77	0.77	0.78
Ratio of net investment income (loss) to average net assets (%)	0.24	[4]	(0.20)	(0.18)	(0.09)	(0.11)	(0.14)	0.44	[4]	(0.03)	(0.06)	0.12	0.10	0.16
Portfolio turnover (%)[5]	13	[3]	24	25	27	22	27	13	[3]	24	25	27	22	27

[1]	Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
[2]	Total return without applicable sales charge.
[3]	Not annualized.
[4]	Annualized.
[5]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.
[6]	Amounts represent less than $0.005 per share.

See accompanying Notes to Financial Statements.

MADISON FUNDS | April 30, 2021

Financial Highlights for a Share of Beneficial Interest Outstanding

	MID CAP FUND - continued			SMALL CAP FUND
	CLASS I**			CLASS A
	Six Months		Period Ended	Six Months	Year Ended October 31,			Inception to
	Ended 4/30/21		October 31,	Ended 4/30/21				September 30,
	(unaudited)		2020	(unaudited)	2020	2019		2019[8]
Net Asset Value at beginning of period	$10.90		$11.21	$11.04	$11.14	$10.82		$10.53
Income from Investment Operations:
Net investment income (loss)	(0.01)		(0.01)[1]	(0.04)	(0.02)[1]	(0.01)[1]		(0.01)[1]
Net realized and unrealized gain on investments	3.11		(0.30)	5.11	0.36	0.33		0.30
Total from investment operations	3.10		(0.31)	5.07	0.34	0.32		0.29
Less Distributions From:
Net investment income	0.00	[6]	–	–	–	–		–
Capital gains	(0.42)		–	(0.86)	(0.44)	–		–
Total distributions	(0.42)		–	(0.86)	(0.44)	–		–
Net increase (decrease) in net asset value	2.68		(0.31)	4.21	(0.10)	0.32		0.29
Net Asset Value at end of period	$13.58		$10.90	$15.25	$11.04	$11.14		$10.82
Total Return (%)[2]	28.94	[3]	(2.77)[3]	47.27 [3]	3.02	2.96	[3]	2.75	[3]
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$242,371		$61,805	$4,751	$2,958	$3,457		$3,420
Ratios of expenses to average net assets (%)
Before reimbursement of expenses by Adviser (%)	0.85	[4]	0.86 [4]	1.44 [4]	1.51	1.50	[4]	1.50	[4]
After reimbursement of expenses by Adviser (%)	0.85	[4]	0.86 [4]	1.42 [4]	1.47	1.46	[4]	1.46	[4]
Ratio of net investment income (loss) to average net assets (%)
Before reimbursement of expenses by Adviser (%)	0.304		(0.43)[4]	(0.73)[4]	(0.18)	(1.07)[4]		(1.28	)4
After reimbursement of expenses by Adviser (%)	0.304		(0.43)[4]	(0.71)[4]	(0.14)	(1.03)[4]		(1.24)[4]
Portfolio turnover (%)[5]	13	[3]	24 [3]	26 [3]	47	3		73

	CLASS Y*								CLASS I***
	Six Months	Year Ended	Period Ended		Year Ended September 30,				Period Ended
	Ended 4/30/21	October 31,	October 31,						4/30/21
	(unaudited)	2020	2019[7]		2019	2018[9]	2017[9]	2016[9]	(unaudited)
Net Asset Value at beginning of period	$11.11	$11.19	$10.87		$15.56	$15.03	$14.09	$13.71	$14.41
Income from Investment Operations:
Net investment income (loss)	(0.04)	0.02 [1]	(0.01)[1]		(0.04)[1]	(0.08)	(0.09)	(0.06)	(0.01)
Net realized and unrealized gain on investments	5.16	0.35	0.33		(1.39)	2.21	1.70	1.60	0.97
Total from investment operations	5.12	0.37	0.32		(1.43)	2.13	1.61	1.54	0.96
Less Distributions From:
Net investment income	–	(0.01)	–		–	–	–	–	–
Capital gains	(0.86)	(0.44)	–		(3.26)	(1.60)	(0.67)	(1.16)	–
Total distributions	(0.86)	(0.45)	–		(3.26)	(1.60)	(0.67)	(1.16)	–
Net increase (decrease) in net asset value	4.26	(0.08)	0.32		(4.69)	0.53	0.94	0.38	0.96
Net Asset Value at end of period	$15.37	$11.11	$11.19		$10.87	$15.56	$15.03	$14.09	$15.37
Total Return (%)[2]	47.43 [3]	3.27	2.94	[3]	(8.81)	15.29	11.58	12.17	6.66	[3]
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$270,670	$215,890	$263,527		$274,824	$543,961	$611,730	$653,838	$21,434
Ratios of expenses to average net assets (%)
Before reimbursement of expenses by Adviser (%)	1.20 [4]	1.26	1.25	[4]	1.29	1.21	1.23	1.25	1.02	[4]
After reimbursement of expenses by Adviser (%)	1.17 [4]	1.22	1.21	[4]	1.29	1.21	1.23	1.25	1.02	[4]
Ratio of net investment income (loss) to average net assets (%)
Before reimbursement of expenses by Adviser (%)	(0.48)[4]	0.08	(0.82)[4]		(0.36)	(0.57)	(0.64)	(0.42)	(0.82)[4]
After reimbursement of expenses by Adviser (%)	(0.45)[4]	0.12	(0.78)[4]		(0.36)	(0.57)	(0.64)	(0.42)	(0.82)[4]
Portfolio turnover (%)[5]	26 [3]	47	3		73	49	53	40	26	[3]

* The Financial Highlights presented herein reflect the adjusted historical operating results of the Broadview Opportunity Fund through August 30, 2019. Effective after market close on this date, the Broadview Opportunity Fund reorganized into the Madison Small Cap Fund.

** Class I shares commenced operations effective September 1, 2020.

*** Class I shares commenced operations effective March 1, 2021.

[1]	Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
[2]	Total return without applicable sales charge.
[3]	Not annualized.
[4]	Annualized.
[5]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.
[6]	Amounts represent less than $0.005 per share.
[7]	Disclosure represents the period October 1, 2019 to October 31, 2019.
[8]	For accounting purposes, the Small Cap Fund Class A is treated as having commenced investment operations on August 31, 2019.
[9]	The financial highlights prior to August 31, 2019 are those of the Broadview Opportunity Fund, the accounting survivor of the reorganization of the Madison Small Cap Fund and Broadview Opportunity Fund. The net asset values and other per share information of the Broadview Opportunity Fund have been restated by the conversion ratio of 2.469195 for Class Y shares to reflect those of the legal survivor of the reorganization, the Madison Small Cap Fund.

See accompanying Notes to Financial Statements.

MADISON FUNDS | April 30, 2021

Financial Highlights for a Share of Beneficial Interest Outstanding

	INTERNATIONAL STOCK FUND
	CLASS A							CLASS B
	Six Months		Year Ended October 31,					Six Months	Year Ended October 31,
	Ended 4/30/21							Ended 4/30/21
	(unaudited)		2020	2019	2018	2017	2016	(unaudited)	2020	2019	2018	2017	2016
Net Asset Value at beginning of period	$11.83		$13.53	$12.92	$14.00	$12.03	$12.99	$11.47	$13.14	$12.56	$13.63	$11.73	$12.68
Income from Investment Operations:
Net investment income	0.05		0.06 [1]	0.18 [1]	0.16	0.10 [1]	0.12 [1]	(0.06)	(0.08)[1]	0.06 [1]	0.03	0.00 [1,6]	0.03 [1]
Net realized and unrealized gain (loss) on investments	2.25		(0.89)	0.99	(1.12)	2.01	(0.97)	2.24	(0.82)	0.99	(1.07)	1.97	(0.95)
Total from investment operations	2.30		(0.83)	1.17	(0.96)	2.11	(0.85)	2.18	(0.90)	1.05	(1.04)	1.97	(0.92)
Less Distributions From:
Net investment income	(0.06)		(0.19)	(0.19)	(0.12)	(0.14)	(0.11)	–	(0.09)	(0.10)	(0.03)	(0.07)	(0.03)
Capital gains	(0.52)		(0.68)	(0.37)	–	–	–	(0.52)	(0.68)	(0.37)	–	–	–
Total distributions	(0.58)		(0.87)	(0.56)	(0.12)	(0.14)	(0.11)	(0.52)	(0.77)	(0.47)	(0.03)	(0.07)	(0.03)
Net increase (decrease) in net asset value	1.72		(1.70)	0.61	(1.08)	1.97	(0.96)	1.66	(1.67)	0.58	(1.07)	1.90	(0.95)
Net Asset Value at end of period	$13.55		$11.83	$13.53	$12.92	$14.00	$12.03	$13.13	$11.47	$13.14	$12.56	$13.63	$11.73
Total Return (%)[2]	19.423		(6.78)	9.85	(6.94)	17.79	(6.60)	18.98 [3]	(7.49)	9.04	(7.65)	16.89	(7.27)
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$16,592		$14,602	$17,209	$17,679	$20,520	$18,573	$473	$494	$715	$840	$1,195	$1,288
Ratios of expenses to average net assets (%)	1.61	[4]	1.60	1.60	1.60	1.60	1.61	2.36 [4]	2.36	2.35	2.35	2.35	2.36
Ratio of net investment income to average net assets (%)	0.67	[4]	0.50	1.42	1.14	0.82	1.00	(0.08)[4]	(0.26)	0.65	0.36	0.05	0.21
Portfolio turnover (%)[5]	108	[3]	34	37	29	32	34	108 [3]	34	37	29	32	34

	CLASS Y
	Six Months		Year Ended October 31,
	Ended 4/30/21
	(unaudited)		2020	2019	2018	2017	2016
Net Asset Value at beginning of period	$11.83		$13.57	$12.96	$14.04	$12.05	$13.00
Income from Investment Operations:
Net investment income	0.07		1.30 [1]	0.62 [1]	2.47	0.34 [1]	0.14 [1]
Net realized and unrealized gain (loss) on investments	2.25		(2.10)	0.58	(3.40)	1.82	(0.95)
Total from investment operations	2.32		(0.80)	1.20	(0.93)	2.16	(0.81)
Less Distributions From:
Net investment income	(0.13)		(0.26)	(0.22)	(0.15)	(0.17)	(0.14)
Capital gains	(0.52)		(0.68)	(0.37)	–	–	–
Total distributions	(0.65)		(0.94)	(0.59)	(0.15)	(0.17)	(0.14)
Net increase (decrease) in net asset value	1.67		(1.74)	0.61	(1.08)	1.99	(0.95)
Net Asset Value at end of period	$13.50		$11.83	$13.57	$12.96	$14.04	$12.05
Total Return (%)[2]	19.59	[3]	(6.58)	10.10	(6.72)	18.18	(6.40)
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$941		$823	$1,310	$1,434	$10,098	$15,398
Ratios of expenses to average net assets (%)	1.36	[4]	1.36	1.35	1.35	1.35	1.36
Ratio of net investment income to average net assets (%)	0.94	[4]	0.73	1.67	1.12	1.06	1.21
Portfolio turnover (%)[5]	108	[3]	34	37	29	32	34

[1]	Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.

[2]	Total return without applicable sales charge.

[3]	Not annualized.

[4]	Annualized.

[5]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

[6]	Amounts represent less than $0.005 per share.

See accompanying Notes to Financial Statements.

MADISON FUNDS | April 30, 2021

Notes to the Financial Statements (unaudited)

1. ORGANIZATION

Madison Funds, a Delaware statutory trust (the “Trust”), is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. As of the date of this report, the Trust offers the following funds (individually, a “fund,” collectively, the “funds”), with the share classes listed:

Fund	Share Class(es) Offered
Conservative Allocation*	Class A, Class B, Class C
Moderate Allocation*	Class A, Class B, Class C
Aggressive Allocation*	Class A, Class B, Class C
Tax-Free Virginia	Class Y
Tax-Free National	Class Y
High Quality Bond	Class Y
Core Bond**	Class A, Class B, Class Y, Class I
Diversified Income	Class A, Class B, Class C
Covered Call & Equity Income	Class A, Class C, Class Y, Class R6
Dividend Income	Class A, Class Y, Class I
Investors	Class A, Class Y, Class I, Class R6
Mid Cap	Class A, Class B, Class Y, Class I, Class R6
Small Cap[1]	Class A, Class Y, Class I
International Stock	Class A, Class B, Class Y

*The Conservative Allocation, Moderate Allocation and Aggressive Allocation Funds are collectively referred to herein as the “Allocation Funds.”

**The Core Bond, and Small Cap Funds launched Class I shares on February 26, 2021, and the share class commenced operations effective March 1, 2021.

Each Class of shares represents an interest in the assets of the respective fund and has identical voting, dividend, liquidation and other rights, except that each Class of shares bears its own distribution fees and servicing fees, if any, and its proportional share of fund level expenses; is subject to its own sales charge, if any; and has exclusive voting rights on matters pertaining to Rule 12b-1 of the 1940 Act as it relates to that Class or other Class-specific matters.

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest of the Trust without par value. The Trust has entered into an Investment Advisory Agreement with Madison Asset Management, LLC (the “Investment Adviser” or “Madison”).

2. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

Each fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

The following is a summary of significant accounting policies consistently followed by each fund in the preparation of its financial statements.

Portfolio Valuation: Equity securities, including American Depositary Receipts (“ADRs”), Global Depository Receipts (“GDRs”) and exchange-traded funds (“ETFs”) listed on any U.S. or foreign stock exchange or quoted on the National Association of Securities Dealers Automated Quotation System (“NASDAQ”) are valued at the last quoted sale price or official closing price on that exchange or NASDAQ on the valuation day (provided that, for securities traded on NASDAQ, the funds utilize the NASDAQ Official Closing Price (“NOCP”)). If no sale occurs, equities traded on a U.S. exchange, foreign exchange or on NASDAQ are valued at the bid price. Debt securities purchased (other than short-term obligations) with a remaining maturity of 61 days or more are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services approved by the Trust. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measurements based on valuation technology commonly employed in the market for such investments.

Municipal debt securities are traded via a network of dealers and brokers that connect buyers and sellers. They are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services approved by the Trust. There may be little trading in the secondary market for particular bonds and other debt securities, making them more difficult to value or sell. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche.

Investments in shares of open-end mutual funds, including money market funds, are valued at their daily net asset value (“NAV”) which is calculated as of the close of regular trading on the New York Stock Exchange (the “NYSE”), usually 4:00 p.m. Eastern Standard Time, on each day on which the NYSE is open for business. NAV per share is determined by dividing each fund’s total net assets by the number of shares of such fund outstanding at the time of calculation. Because the assets of each Allocation Fund consist primarily of shares of other registered investment companies (the “Underlying Funds”), the NAV of each fund is determined based on the NAVs of the Underlying Funds. Total net assets are determined by adding the total current value of portfolio securities, cash, receivables, and other assets and subtracting liabilities. Short-term instruments having maturities of 60 days or less are valued on an amortized cost basis, which approximates fair value.

Over-the-counter securities not listed or traded on NASDAQ are valued at the last sale price on the valuation day. If no sale occurs on the valuation day, an over-the-counter security is valued at the last bid price. Exchange-traded options are valued at the mean of the best bid and ask prices across all option exchanges. Over-the-counter options are valued based upon prices provided by market makers in such securities or dealers in such currencies. Financial futures contracts generally are valued at the settlement price established by the exchange(s) on which the contracts are primarily traded. Spot and forward foreign currency exchange contracts are valued based on quotations supplied by dealers in such contracts. Overnight repurchase agreements are valued at cost, and term repurchase agreements (i.e., those whose maturity exceeds seven days), swaps, caps, collars and floors, if any, are valued at the average of the closing bids obtained daily from at least one dealer.

Through the end of this reporting period, the value of all assets and liabilities expressed in foreign currencies was converted into U.S. dollar values using the then-current exchange rate at the close of regular trading on the NYSE.

All other securities for which either quotations are not readily available, no other sales have occurred, or in the Investment Adviser’s opinion, do not reflect the current fair value, are appraised at their fair values as determined in good faith by the Pricing Committee ( the “Committee”) and under the general supervision of the Board of Trustees. When fair value pricing of securities is employed, the prices of securities used by the funds to calculate NAV may differ from market quotations or NOCP. Because the Allocation Funds primarily invest in Underlying Funds, government securities and short-term paper, it is not anticipated that the Investment Adviser will need to “fair value” any of the investments of these funds. However, an Underlying Fund may need to “fair value” one or more of its investments, which may, in turn, require an Allocation Fund to do the same because of delays in obtaining the Underlying Fund’s NAV.

MADISON FUNDS | NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED) - continued | April 30, 2021

A fund’s investments will be valued at fair value if, in the judgment of the Committee, an event impacting the value of an investment occurred between the closing time of a security’s primary market or exchange (for example, a foreign exchange or market) and the time the fund’s share price is calculated as of the close of regular trading on the NYSE. Significant events may include, but are not limited to, the following: (1) significant fluctuations in domestic markets, foreign markets or foreign currencies; (2) occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant government actions; and (3) major announcements affecting a single issuer or an entire market or market sector. In responding to a significant event, the Committee would determine the fair value of affected securities considering factors including, but not limited to: fundamental analytical data relating to the investment; the nature and duration of any restrictions on the disposition of the investment; and the forces influencing the market(s) in which the investment is purchased or sold. The Committee may rely on an independent fair valuation service to adjust the valuations of foreign equity securities based on specific market-movement parameters established by the Committee and approved by the Trust.

Recently Issued Accounting Pronouncements: In March 2020, the FASB issued ASU 2020-04, which provides optional expedients and exceptions for contracts, hedging relationships and other transactions affected by reference rate reform if certain criteria are met. The adoption of the ASU is elective. At this time, management is evaluating the implications of these changes on the financial statements.

In October 2020, the U.S. Securities and Exchange Commission (“SEC”) adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 will impose limits on the amount of derivatives a fund could enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. While the new rule became effective February 19, 2021, funds will not be required to fully comply with the new rule until August 19, 2022. It is not currently clear what impact, if any, the new rule will have on the availability, liquidity or performance of derivatives. When fully implemented, the new rule may require changes in how a fund will use derivatives, may adversely affect a fund’s performance and may increase costs related to a fund’s use of derivatives.

Security Transactions and Investment Income: Security transactions are accounted for on a trade date basis. Net realized gains or losses on sales are determined by the identified cost method. Net realized gain on investments in the Statements of Operations also includes realized gain distributions received from the underlying exchange-listed funds. Distributions of net realized gains are recorded on the fund’s ex-distribution date. Dividend income is recorded on ex-dividend date, except that certain dividends from foreign securities may be recorded after the ex-dividend date based on when the funds are informed of the dividend. Interest income is recorded on an accrual basis and is increased by the accretion of discount and decreased by the amortization of premium. Amortization and accretion are recorded on the effective yield method.

Expenses: Expenses that are directly related to one fund are charged directly to that fund. Other operating expenses are prorated to the funds on the basis of relative net assets. Class-specific expenses are borne by that class.

Share Classes: Income and realized and unrealized gains/losses are allocated to the respective share classes on the basis of relative net assets.

Repurchase Agreements: Each fund may engage in repurchase agreements. In a repurchase agreement, a security is purchased for a relatively short period (usually not more than seven days) subject to the obligation to sell it back to the issuer at a fixed time and price plus accrued interest. The funds will enter into repurchase agreements only with members of the Federal Reserve System and with “primary dealers” in U.S. Government securities. As of April 30, 2021, none of the funds held open repurchase agreements.

The Trust has established a procedure providing that the securities serving as collateral for each repurchase agreement must be delivered to the funds’ custodian either physically or in book-entry form and that the collateral must be marked to market daily to ensure that each repurchase agreement is fully collateralized at all times. In the event of bankruptcy or other default by a seller of a repurchase agreement, a fund could experience one of the following: delays in liquidating the underlying securities during the period in which the fund seeks to enforce its rights thereto, possible decreased levels of income, declines in value of the underlying securities, or lack of access to income during this period and the expense of enforcing its rights.

Foreign Currency Transactions: The fund’s books and records are maintained in U.S. dollars. Foreign currency-denominated transactions (i.e., fair value of investment securities, assets and liabilities, purchases and sales of investment securities, and income and expenses) are translated into U.S. dollars at the current rate of exchange. The funds enter into contracts on the trade date to settle any securities transactions denominated in foreign currencies on behalf of the funds at the spot rate at settlement.

Each fund, except the Tax-Free Virginia and Tax-Free National Funds, reports certain foreign currency-related transactions as components of realized gains or losses for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes. Realized gains or losses associated with currency transactions are included in the Statements of Operations under the heading “Net realized gain (loss) on investments. The Covered Call & Equity Fund had net realized losses of $16, and The International Stock Fund had net realized gains of $3,406 related to foreign currency transactions.

The funds do not isolate the portion of gains and losses on investments in securities that is due to changes in the foreign exchange rates from that which is due to change in market prices of securities. Such amounts are categorized as gain or loss on investments for financial reporting purposes.

Forward Foreign Currency Exchange Contracts: Each fund, except the Tax-Free Virginia and Tax-Free National Funds, may purchase and sell forward foreign currency exchange contracts for defensive or hedging purposes. When entering into forward foreign currency exchange contracts, the funds agree to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily. The funds’ net assets reflect unrealized gains or losses on the contracts as measured by the difference between the forward foreign currency exchange rates at the dates of entry into the contracts and the forward rates at the reporting date. The funds realize a gain or a loss at the time the forward foreign currency exchange contracts are settled or closed out with an offsetting contract. Contracts are traded over-the-counter directly with a counterparty. Realized and unrealized gains and losses are included in the Statements of Operations. During the period ended April 30, 2021, none of the funds had open forward foreign currency exchange contracts.

If a fund enters into a forward foreign currency exchange contract to buy foreign currency for any purpose, the fund will be required to place cash or other liquid assets in a segregated account with the fund’s custodian in an amount equal to the value of the fund’s total assets committed to the consummation of the forward contract. If the value of the securities in the segregated account declines, additional cash or securities will be placed in the segregated account so that the value of the account will equal the amount of the fund’s commitment with respect to the contract.

MADISON FUNDS | NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED) - continued | April 30, 2021

Cash Concentration: At times, the funds maintain cash balances at financial institutions in excess of federally insured limits. The funds monitor this credit risk and have not experienced any losses related to this risk.

Illiquid Securities: Each fund currently limits investments in illiquid investments as defined by Rule 22e-4 under the 1940 Act, to 15% of net assets at the time of purchase. An illiquid investment is generally defined as a security that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the security. Based upon the determination of the Board of Trustees, at April 30, 2021, there were no illiquid securities held in the funds.

Delayed Delivery Securities: Each fund may purchase securities on a when-issued or delayed delivery basis. “When-issued” refers to securities whose terms are available and for which a market exists, but that have not been issued. For when-issued or delayed delivery transactions, no payment is made until delivery date, which is typically longer than the normal course of settlement. When a fund enters into an agreement to purchase securities on a when-issued or delayed delivery basis, the fund segregates cash or other liquid securities, of any type or maturity, equal in value to the fund’s commitment. Losses may arise due to changes in the fair value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic or other factors. As of April 30, 2021, none of the funds had entered into such transactions.

Indemnifications: Under the funds’ organizational documents, the funds’ officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In the normal course of business, the funds enter into contracts that contain a variety of representations and provide general indemnifications. The funds’ maximum liability exposure under these arrangements is unknown, as future claims that have not yet occurred may be made against the funds. However, based on experience, management expects the risk of loss to be remote.

3. FAIR VALUE MEASUREMENTS

Each fund has adopted FASB guidance on fair value measurements. Fair value is defined as the price that each fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data “inputs” and minimize the use of unobservable “inputs” and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs used in the valuation technique). Inputs may be observable or unobservable.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rate volatilities, prepayment speeds, credit risk, benchmark yields, transactions, bids, offers, new issues, spreads, and other relationships observed in the markets among comparable securities, underlying equity of the issuer; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance, and other reference data, etc.)

Level 3 - significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the funds to measure fair value for the period ended April 30, 2021 maximized the use of observable inputs and minimized the use of unobservable inputs. The funds estimated the price that would have prevailed in a liquid market for an international equity security given information available at the time of valuation. As of April 30, 2021, none of the funds held securities deemed as a Level 3, and there were no transfers between classification levels.

The following is a summary of the inputs used as of April 30, 2021, in valuing the funds’ investments carried at fair value (please see the Portfolio of Investments for each fund for a listing of all securities within each category):

Fund[1]	Quoted Prices In Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 4/30/21
Conservative Allocation
Investment Companies	$66,472,107	$–	$–	$66,472,107
Short-Term Investments	9,461,660	–	–	9,461,660
	75,933,767	–	–	75,933,767
Moderate Allocation
Investment Companies	130,281,307	–	–	130,281,307
Short-Term Investments	10,298,668	–	–	10,298,668
	140,579,975	–	–	140,579,975
Aggressive Allocation
Investment Companies	65,000,432	–	–	65,000,432
Short-Term Investments	10,786,306	–	–	10,786,306
	75,786,738	–	–	75,786,738
Tax-Free Virginia
Municipal Bonds	–	20,338,273	–	20,338,273
Tax-Free National
Municipal Bonds	–	22,342,243	–	22,342,243
High Quality Bond
Corporate Notes and Bonds	–	60,200,564	–	60,200,564
U.S. Government and Agency
Obligations	–	93,066,123	–	93,066,123
Short-Term Investments	202,000	–	–	202,000
	202,000	153,266,687	–	153,468,687
Core Bond
Asset Backed Securities	–	13,277,134	–	13,277,134
Collateralized Mortgage
Obligations	–	10,636,344	–	10,636,344
Commercial Mortgage-Backed
Securities	–	5,550,928	–	5,550,928
Corporate Notes and Bonds	–	63,402,801	–	63,402,801
Foreign Corporate Bonds	–	274,427	–	274,427
Mortgage Backed Securities	–	22,315,042	–	22,315,042
U.S. Government and Agency
Obligations	–	37,993,457	–	37,993,457
Short-Term Investments	8,789,771	–	–	8,789,771
	8,789,771	153,450,133	–	162,239,904

MADISON FUNDS | NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED) - continued | April 30, 2021

	Quoted Prices In	Significant
	Active Markets	Other	Significant
	for Identical	Observable	Unobservable
	Investments	Inputs	Inputs	Value at
Fund[1]	(Level 1)	(Level 2)	(Level 3)	4/30/21
Diversified Income
Common Stocks	$121,863,058	$–	$–	$121,863,058
Asset Backed Securities	–	2,496,144	–	2,496,144
Collateralized Mortgage
Obligations	–	2,721,140	–	2,721,140
Commercial Mortgage-Backed
Securities	–	2,035,584	–	2,035,584
Corporate Notes and Bonds	–	21,200,411	–	21,200,411
Long Term Municipal Bonds	–	1,164,991	–	1,164,991
Mortgage Backed Securities	–	8,057,591	–	8,057,591
U.S. Government and Agency
Obligations	–	12,942,609	–	12,942,609
Short-Term Investments	4,332,792	–	–	4,332,792
	126,195,850	50,618,470	–	176,814,320
Covered Call & Equity Income
Assets:
Common Stocks	54,464,523	–	–	54,464,523
Exchange Traded Funds	2,061,600	–	–	2,061,600
Short-Term Investments	32,100,919	–	–	32,100,919
	88,627,042	–	–	88,627,042
Liabilities:
Call Options Written	(1,189,385)	–	–	(1,189,385)
Dividend Income
Common Stocks	322,560,693	–	–	322,560,693
Short-Term Investments	2,902,820	–	–	2,902,820
	325,463,513	–	–	325,463,513
Investors
Common Stocks	398,782,716	–	–	398,782,716
Short-Term Investments	10,000,146	–	–	10,000,146
	408,782,862	–	–	408,782,862
Mid Cap
Common Stocks	634,557,152	–	–	634,557,152
Short-Term Investments	43,169,859	–	–	43,169,859
	677,727,011	–	–	677,727,011
Small Cap
Common Stocks	285,514,527	–	–	285,514,527
Short-Term Investments	8,016,090	–	–	8,016,090
	293,530,617	–	–	293,530,617
International Stock
Common Stocks
Australia	–	828,745	–	828,745
Brazil	464,752	–	–	464,752
Canada	987,291	–	–	987,291
China	687,367	971,227	–	1,658,594
Denmark	–	379,796	–	379,796
France	–	1,238,213	–	1,238,213
Germany	195,496	1,311,245	–	1,506,741
Hong Kong	–	290,853	–	290,853
India	1,040,452	–	–	1,040,452
Ireland	247,488	205,550	–	453,038
Israel	203,023	–	–	203,023
Japan	–	2,318,958	–	2,318,958
Mexico	341,677	404,432	–	746,109
Netherlands	821,896	373,916	–	1,195,812
Singapore	–	224,761	–	224,761
South Korea	–	190,931	–	190,931
Spain	–	217,401	–	217,401
Sweden	–	452,417	–	452,417
Switzerland	–	1,105,885	–	1,105,885
Taiwan	325,121	–	–	325,121
United Kingdom	–	1,725,731	–	1,725,731
Exchange Traded Funds	136,042	–	–	136,042
Short-Term Investments	244,315	–	–	244,315
	5,694,920	12,240,061	–	17,934,981

1See respective Portfolio of Investments for underlying holdings in each fund. For additional information on the Underlying funds held in the Allocation funds, including shareholder prospectuses and financial reports, please visit each Underlying Fund’s website or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

4. DERIVATIVES

The FASB issued guidance intended to enhance financial statement disclosure for derivative instruments and enable investors to understand: a) how and why a fund uses derivative investments, b) how derivative instruments are accounted for, and c) how derivative instruments affect a fund’s financial position, and results of operations.

The following table presents the types of derivatives in the fund by location and as presented on the Statement of Assets and Liabilities as of April 30, 2021.

Statements of Asset & Liability Presentation of Fair Values of Derivative Instruments
		Asset Derivatives		Liability Derivatives
		Statements of Assets		Statements of Assets
	Underlying	and Liabilities		and Liabilities
Fund	Risk	Location	Fair Value	Location	Fair Value
Covered Call & Equity Income	Equity	Options purchased	$–	Options written	$1,189,385

The following table presents the effect of derivative instruments on the Statement of Operations for the period ended April 30, 2021.

				Change in Unrealized
			Realized Gain	Appreciation
			(Loss) on	(Depreciation)
Fund	Underlying Risk	Statement of Operations	Derivatives:	on Derivatives
Covered Call &	Equity	Options Purchased	$(992,419)	$–
Equity Income	Equity	Options Written	(1,906,320)	9,788
		Total	$(2,898,739)	$9,788

The average volume (based on the open positions at each month-end) of derivative activity during the period ended April 30, 2021.

	Options Purchased Contracts(1)	Options Written Contracts(1)
Covered Call & Equity Income	250	4,081

(1) Number of Contracts

There is no impact on the financial statement of the other funds as they did not hold derivative investments during the period ended April 30, 2021.

5. ADVISORY, ADMINISTRATION AND DISTRIBUTION AGREEMENTS

Advisory Agreement. For its investment advisory services to the funds, pursuant to the terms of an Investment Advisory Agreement between Madison and the Trust, Madison is entitled to receive a fee, which is computed daily and paid monthly, at an annualized percentage rate of the average daily value of the net assets of each fund as follows as of April 30, 2020:

Fund	Management Fee	Fund	Management Fee
Conservative Allocation	0.20%	Diversified Income[2]	0.65%
Moderate Allocation	0.20%	Covered Call & Equity Income	0.85%
Aggressive Allocation	0.20%	Dividend Income[2]	0.70%
Tax-Free Virginia	0.50%	Investors[2]	0.70%
Tax-Free National	0.40%	Mid Cap[2]	0.75%
High Quality Bond[1]	0.30%	Small Cap[2,4]	0.89%
Core Bond[2,3]	0.39%	International Stock[2]	1.05%

[1]	For the period August 7, 2020 to February 27, 2021, Madison voluntary waived 0.10% of its 0.30% annual management fee. Effective February 28, 2021, Madison contractually agreed to waive 0.10% of its 0.30% annual management fee until at least February 27, 2022. The fee waiver agreement may be terminated at any time or for any reason, but only with fund Board approval. Any fees waived will not be subject to later recoupment by Madison.

[2]	The fund’s management fee will be reduced by 0.05% on assets exceeding $500 million, and by another 0.05% on assets exceeding $1 billion.

[3]	Effective February 28, 2021, the annual management fee was reduced from 0.50% to 0.39%.
[4]	Effective February 28, 2021, the annual management fee was reduced from 1.00% to 0.89%.

MADISON FUNDS | NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED) - continued | April 30, 2021

The Investment Adviser may from time to time, contractually or voluntarily, agree to waive a portion of its management fees and/or reimburse each fund’s operating expenses to ensure that each fund’s operating expenses do not exceed the expense limitation listed below. Contractual fee agreements may by modified or terminated at any time or for any reason, but only with fund Board approval.

During the period ended April 30, 2021, the Investment Adviser agreed to waive management fees for the following fund:

		Management	Amount
Fund	Arrangement	Fee Waiver	Waived
High Quality Bond	Voluntary (ended February 27, 2021)	0.10%	$59,886
High Quality Bond	Contractual (until at least February 27, 2022)	0.10%	$28,102

The amounts waived for the period ended April 30, 2021, are reflected as fees waived in the accompanying Statements of Operations. The Investment Adviser does not have the right to recoup waived fees.

Administrative Services Agreement. In addition to the management fee, the Investment Adviser is entitled to receive an administrative services fee from each fund pursuant to the terms of a separate Administrative Services Agreement. Under this fee agreement, the Investment Adviser provides or arranges for each fund to have all of the necessary operational and support services it needs for a fee. These fees are computed daily and paid monthly, at an annualized percentage rate of the average daily value of the net assets of each fund as noted below.

Expenses that are not included under this fee agreement and are paid by the funds are: (i) transaction-related expenses including, but not limited to, brokerage commissions paid in connection with fund transactions, interest or fees in connection with fund indebtedness or taxes paid in connection with portfolio securities held, (ii) Rule 12b-1 distribution and service fees, (iii) acquired fund fees, if any, (iv) any extraordinary or nonrecurring expenses (such as fees and expenses relating to any temporary line of credit the funds maintain for emergency or extraordinary purposes), and (v) Independent Trustee compensation, including Lead Independent Trustee compensation.

During the period ended April 30, 2021, the funds and their respective share classes were charged the following fees under the Administrative Services Agreement:

Fund	Class A	Class B	Class C	Class Y	Class R6	Class I
Conservative Allocation	0.25%	0.25%	0.25%	N/A	N/A	N/A
Moderate Allocation	0.25%	0.25%	0.25%	N/A	N/A	N/A
Aggressive Allocation	0.25%	0.25%	0.25%	N/A	N/A	N/A
Tax-Free Virginia	N/A	N/A	N/A	0.35%	N/A	N/A
Tax-Free National	N/A	N/A	N/A	0.35%	N/A	N/A
High Quality Bond	N/A	N/A	N/A	0.19%	N/A	N/A
Core Bond	0.20%[1]	0.20%[1]	N/A	0.20%[1]	N/A	0.10%[2]
Diversified Income	0.20%	0.20%	0.20%	N/A	N/A	N/A
Covered Call & Equity Income	0.15%	N/A	0.15%	0.15%	0.02%	N/A
Dividend Income	0.20%	N/A	N/A	0.20%	N/A	0.10%
Investors	0.20%	N/A	N/A	0.20%	0.02%	0.10%
Mid Cap	0.40%	0.40%	N/A	0.20%	0.02%	0.10%
Small Cap	0.20%[3]	N/A	N/A	0.20%[3]	N/A	0.10%[2]
International Stock	0.30%	0.30%	N/A	0.30%	N/A	N/A

[1]	Effective February 28, 2021, the annual administrative services fee was increased from 0.15% to 0.20%.

[2]	The Core Bond Fund and Small Cap Fund launched Class I shares on February 26, 2021 and the share class commenced operations effective March 1, 2021.

[3]	Effective February 28, 2021, the Board of Trustees approved the termination of Madison’s contractual agreement to waive 0.04% of the fund’s 0.25% annual administrative services fee which commenced August 31, 2019 and was set to expire on August 31, 2021, and the annual administrative services fee was reduced from 0.25% to 0.20%. Madison does not have the right to recoup any waived fees.

The Investment Adviser may from time to time, contractually or voluntarily, agree to waive a portion of it’s the administrative services fees and/or reimburse each fund’s operating expenses to ensure that each fund’s operating expenses do not exceed the expense limitation listed below. Contractual fee agreements may by modified or terminated at any time or for any reason, but only with fund Board approval.

During the period ended April 30, 2021, the Investment Adviser agreed to waive Administrative Services fees for the following fund:

Fund	Arrangement	Administrative Services Fee Waiver	Amount Waived
Small Cap	Contractual	0.04%	$35,536
	(ended February 27, 2021)

Shareholder Service and Distribution Plans (Rule 12b-1). The Trust has adopted, on behalf of certain funds and share classes, distribution and/or service plans pursuant to Rule 12b-1 under the 1940 Act. These plans permit the applicable share classes to pay for distribution of their shares and servicing of their shareholders out of fund assets; therefore, the cost of these plans is indirectly borne by all shareholders who own shares of the affected funds and share classes. These plans are described below:

Shareholder Service Fees (Class A, B and C shares). Service plans have been adopted pursuant to Rule 12b-1 under the 1940 Act for Class A, B and C shares of each of the funds. Under the terms of these plans, each fund pays MFD Distributor, LLC (“MFD”) a service fee equal to 0.25% of the average daily net assets attributable to each class of shares of that fund. The service fee is used by MFD to offset costs of servicing shareholder accounts or to compensate other qualified broker/dealers who sell shares of the funds pursuant to agreements with MFD for their costs of servicing shareholder accounts. MFD may retain any portion of the service fee for which there is no broker/dealer of record as partial consideration for its services with respect to shareholder accounts.

Distribution Fees (Class B and C shares only). Distribution plans have been adopted pursuant to Rule 12b-1 under 1940 Act for Class B and C shares of each of the funds. Under the terms of each plan, each fund pays its principal distributor, MFD, a fee equal to 0.75% of the average daily net assets attributable to Class B and C shares of that fund. MFD may use this fee to cover its distribution-related expenses (including commissions paid to broker/dealers for selling Class B and C shares) or distribution-related expenses of dealers. This fee increases the cost of investment in the Class B and C shares of a fund and, over time, may cost more than paying the initial sales charge for Class A shares.

The Shareholder Servicing & Distribution Fees are computed daily and paid monthly, at an annualized percentage rate of the average daily value of the net assets of each fund as follows:

						Total Shareholder Servicing
						and Distribution Fees
	Shareholder Servicing Fee			Distribution Fee		(Rule 12b-1)
Fund	Class A	Class B	Class C	Class B	Class C	Class A	Class B	Class C
Conservative Allocation	0.25%	0.25%	0.25%	0.75%	0.75%	0.25%	1.00%	1.00%
Moderate Allocation	0.25%	0.25%	0.25%	0.75%	0.75%	0.25%	1.00%	1.00%
Aggressive Allocation	0.25%	0.25%	0.25%	0.75%	0.75%	0.25%	1.00%	1.00%
Tax-Free Virginia	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Tax-Free National	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
High Quality Bond	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Core Bond	0.25%	0.25%	N/A	0.75%	N/A	0.25%	1.00%	N/A
Diversified Income	0.25%	0.25%	0.25%	0.75%	0.75%	0.25%	1.00%	1.00%
Covered Call & Equity
Income	0.25%	N/A	0.25%	N/A	0.75%	0.25%	N/A	1.00%
Dividend Income	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Investors	0.25%	N/A	N/A	N/A	N/A	0.25%	N/A	N/A
Mid Cap	0.25%	0.25%	N/A	0.75%	N/A	0.25%	1.00%	N/A
Small Cap	0.25%	N/A	N/A	N/A	N/A	0.25%	N/A	N/A
International Stock	0.25%	0.25%	N/A	0.75%	N/A	0.25%	1.00%	N/A

MFD may from time to time voluntarily agree to waive a portion of its fees or expenses related to the funds. For the period April 30, 2021, no fees were waived. MFD does not have the right to recoup these waived fees.

Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the funds. Rather, they are deducted from the proceeds of sales of fund shares prior to investment (Class A shares) or from redemption proceeds prior to remittance (Class A, B, and C shares), as applicable. MFD, in turn, uses a

MADISON FUNDS | NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED) - continued | April 30, 2021

portion of these fees to pay financial advisors who sell fund shares, as disclosed in the prospectus. The sales charges and CDSC collected and retained for the period April 30, 2021, were as follows:

	Amount Collected			Amount Retained
Fund	Class A	Class B	Class C	Class A	Class B	Class C
Conservative Allocation	$20,174	$50	$147	$2,593	$50	$147
Moderate Allocation	65,056	2,695	331	7,660	2,695	331
Aggressive Allocation	30,595	452	–	3,400	452	–
Core Bond	32,983	140	N/A	4,460	140	N/A
Diversified Income	56,823	501	27	7,521	501	27
Dividend Income	12,799	N/A	N/A	1,555	N/A	N/A
Covered Call & Equity Income	8,686	N/A	–	946	N/A	–
Investors	33,270	N/A	N/A	3,898	N/A	N/A
Mid Cap	18,468	64	N/A	2,318	64	N/A
Small Cap	2,482	N/A	N/A	314	N/A	N/A
International Stock	6,599	73	N/A	813	73	N/A

Other Expenses: In addition to the fees described above, the funds are responsible for brokerage commissions and other expenses incurred in connection with the acquisition or disposition of investments, costs of borrowing money, overdrafts and any potential taxes owed and extraordinary expenses as approved by a majority of independent trustees.

Officers and Trustees: Certain officers and trustees of the funds are also officers of the Investment Adviser. The funds do not compensate their officers or affiliated trustees. Independent Trustees are compensated from the Funds.

6. DIVIDENDS FROM NET INCOME AND DISTRIBUTIONS OF CAPITAL GAINS

With respect to dividends from net investment income, Tax-Free Virginia, Tax-Free National, Core Bond and Diversified Income Funds declare and reinvest dividends, if any, monthly. The Conservative Allocation, High Quality Bond, Dividend Income and Covered Call & Equity Income Funds declare and reinvest dividends, if any, quarterly. The Moderate Allocation, Aggressive Allocation, Investors, Mid Cap, Small Cap and International Stock Funds declare and reinvest dividends, if any, annually. The funds distribute net realized gains from investment transactions, if any, to shareholders annually.

Income and capital gain distributions, if any, are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Taxable distributions from income and realized capital gains in the funds differ from book amounts earned during the period due to differences in the timing of capital gains recognition, and due to the reclassification of certain gains or losses from capital to income. Dividends from net investment income are determined on a class level. Capital gains are determined on a fund level.

7. SECURITIES TRANSACTIONS

For the period ended April 30, 2021, aggregate cost of purchases and proceeds from sales of securities, other than short-term investment, were as follows:

	U.S. Government Securities		Other Investment Securities
Fund	Purchases	Sales	Purchases	Sales
Conservative Allocation	$–	$–	$16,933,490	$17,417,235
Moderate Allocation	–	–	43,513,496	42,973,306
Aggressive Allocation	–	–	24,928,965	23,761,285
Tax-Free Virginia	–	–	748,453	1,112,978
Tax-Free National	–	–	1,319,387	1,553,198
High Quality Bond	11,053,469	31,263,630	5,727,734	10,177,974
Core Bond	30,359,224	22,218,834	26,686,297	20,511,957
Diversified Income	10,588,341	7,182,430	23,089,682	34,533,579
Covered Call & Equity Income	–	–	39,623,686	66,380,617
Dividend Income	–	–	43,799,077	55,536,083
Investors	–	–	36,032,929	37,571,555
Mid Cap	–	–	71,976,098	72,923,454
Small Cap	–	–	66,206,585	80,578,895
International Stock	–	–	18,997,960	19,935,395

8. COVERED CALL AND PUT OPTIONS

An option on a security is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option at a specified exercise or “strike” price. The writer of an option on a security has an obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price (in the case of a call) or pay the exercise price upon delivery of the underlying security (in the case of a put).

The Covered Call & Equity Income Fund pursues its primary objective by employing an option strategy of writing (selling) covered call options on common stocks. The number of call options the fund can write (sell) is limited by the amount of equity securities the fund holds in its portfolio. The fund will not write (sell) “naked” or uncovered call options. The fund seeks to produce a high level of current income and gains generated from option writing premiums and, to a lesser extent, from dividends. Covered call writing also helps to reduce volatility (and risk profile) of the fund by providing protection from declining stock prices.

When an option is written, the premium received is recorded as an asset with an equal liability and is subsequently marked to market to reflect the current fair value of the option written. These liabilities are reflected as options written in the Statements of Assets and Liabilities. Premiums received from writing options which expire unexercised are recorded on the expiration date as a realized gain. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transactions, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. See Note 2 for information on derivatives.

9. FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

The Core Bond Fund may purchase and sell futures contracts and purchase and write options on futures contracts on a limited basis. The Fund may purchase and sell futures contracts based on various securities (such as U.S. Government securities), securities indices, foreign currencies and other financial instruments and indices. The Fund will engage in futures or related options transactions on a limited basis only for bona fide hedging purposes or for purposes of seeking to increase total returns to the extent permitted by regulations of the Commodity Futures Trading Commission.

Futures Contracts. The Core Bond Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in fair value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to deposit with its futures broker an amount of cash, U.S. government and agency obligations, or other liquid assets, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Fund (“variation margin”). Gains or losses are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed within exchange traded or centrally cleared financial derivative instruments on the Statements of Assets and Liabilities. During the period ended April 30, 2021, none of the funds held futures contracts.

Options on Futures Contracts. The acquisition of put and call options on futures contracts will give the Core Bond Fund and Covered Call & Equity Fund the right (but not the obligation) for a specified price, to sell or to purchase, respectively, the underlying futures contract at any time during the option period. As the purchaser of

MADISON FUNDS | NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED) - continued | April 30, 2021

an option on a futures contract, the Fund obtains the benefit of the futures position if prices move in a favorable direction but limits its risk of loss in the event of an unfavorable price movement to the loss of the premium and transaction costs.

The writing of a call option on a futures contract generates a premium which may partially offset a decline in the value of the Fund’s assets. By writing a call option, the Fund becomes obligated, in exchange for the premium, to sell a futures contract which may have a value higher than the exercise price. Conversely, the writing of a put option on a futures contract generates a premium, which may partially offset an increase in the price of securities that the Fund intends to purchase. However, the Fund becomes obligated to purchase a futures contract, which may have a value lower than the exercise price. Thus, the loss incurred by the Fund in writing options on futures is potentially unlimited and may exceed the amount of the premium received.

At the period end April 30, 2021, none of the funds held options of futures contracts.

10. FOREIGN SECURITIES

Each fund, other than the Tax-Free Virginia and Tax-Free National Funds may invest in foreign securities. Foreign securities are defined as securities that are: (i) issued by companies organized outside the U.S. or whose principal operations are outside the U.S., or issued by foreign governments or their agencies or instrumentalities (“foreign issuers”); (ii) principally traded outside of the U.S.; and (iii) quoted or denominated in a foreign currency (“non-dollar securities”). Foreign securities include ADRs, European Depositary Receipts (“EDRs”), GDRs, Swedish Depositary Receipts (“SDRs”) and foreign money market securities.

Certain of the funds have reclaims receivable balances, in which the funds are due a reclaim on the taxes that have been paid to some foreign jurisdictions. The values of all reclaims are not significant for any of the funds and are reflected in Other Assets on the Statements of Assets and Liabilities. These receivables are reviewed to ensure the current receivable balance is reflective of the amount deemed to be collectible.

11. SECURITIES LENDING

The Board of Trustees has authorized the funds to engage in securities lending with State Street Bank and Trust Company as securities lending agent pursuant to a Securities Lending Authorization Agreement (the “Agreement”) and subject to certain securities lending policies and procedures. Under the terms of the Agreement, and subject to the policies and procedures, the authorized funds may lend portfolio securities to qualified borrowers in order to generate additional income, while managing risk associated with the securities lending program. The Agreement requires that loans are collateralized at all times by cash or U.S.government securities, initially equal to at least 102% of the value of domestic securities and 105% of non-domestic securities. The loaned securities and collateral are marked to market daily to maintain collateral at 102% of the total loaned portfolio for each broker/borrower. Amounts earned as interest on investments of cash collateral, net of rebates and fees, if any, are included in the Statements of Operations. The primary risk associated with securities lending is loss associated with investment of cash and non-cash collateral. A secondary risk is if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons. The fund could experience delays and costs in recovering securities loaned or in gaining access to the collateral. Under the Agreement, the securities lending agent has provided a limited indemnification in the event of a borrower default. The funds do not have a master netting agreement.

As of April 30, 2021, the aggregate fair value of securities on loan for the Madison fund family was $31,743,772. Cash collateral received for such loans are reinvested into the State Street Navigator Securities Lending Government Money Market Portfolio. Non-cash collateral is invested in U.S.treasuries or government securities. See below for fair value on loan and collateral breakout for each fund and each respective fund’s portfolio of investments for individual securities identified on loan.

Fund	Market Value	Cash Collateral*	Non-Cash Collateral*
Conservative Allocation	$7,329,452	$6,989,383	$496,529
Moderate Allocation	10,968,372	3,892,753	7,462,549
Aggressive Allocation	7,543,228	7,103,986	665,359
Core Bond	197,751	202,000	–
Diversified Income	1,541,746	1,576,363	–
Covered Call & Equity Income	310,325	317,275	–
Small Cap	3,800,130	18,920	3,961,954
International Stock	52,768	–	54,189

*Represents minimum 102% of the value of domestic securities and 105% of non-domestic securities on loan, based upon the prior days market value for securities loaned. Cash Collateral is maintained in a Government Money Market account and Non-Cash Collateral is in U.S. Government Securities.

The following table provides increased transparency about the types of collateral pledged for securities lending transactions that are accounted for as secured borrowing. Non-cash collateral is not reflected in the table because the funds cannot repledge or resell this collateral.

Remaining Contractual Maturity of the Agreements As of April 30, 2021
	Overnight and		Between
Securities Lending Transactions(1)	Continuous	<30 days	30 & 90 days	>90 days	Total
Conservative Allocation
Government Money Market	$6,989,383	$–	$–	$–	$6,989,383
Total Borrowings	$6,989,383	$–	$–	$–	$6,989,383
Gross amount of recognized liabilities for securities lending transactions					$6,989,383
Moderate Allocation
Government Money Market	$3,892,753	$–	$–	$–	$3,892,753
Total Borrowings	$3,892,753	$–	$–	$–	$3,892,753
Gross amount of recognized liabilities for securities lending transactions					$3,892,753
Aggressive Allocation
Government Money Market	$7,103,986	$–	$–	$–	$7,103,986
Total Borrowings	$7,103,986	$–	$–	$–	$7,103,986
Gross amount of recognized liabilities for securities lending transactions					$7,103,986
Core Bond
Government Money Market	$202,000	$–	$–	$–	$202,000
Total Borrowings	$202,000	$–	$–	$–	$202,000
Gross amount of recognized liabilities for securities lending transactions					$202,000
Diversified Income
Government Money Market	$1,576,363	$–	$–	$–	$1,576,363
Total Borrowings	$1,576,363	$–	$–	$–	$1,576,363
Gross amount of recognized liabilities for securities lending transactions					$1,576,363
Covered Call & Equity Income
Government Money Market	$317,275	$–	$–	$–	$317,275
Total Borrowings	$317,275	$–	$–	$–	$317,275
Gross amount of recognized liabilities for securities lending transactions					$317,275
Small Cap
Government Money Market	$18,920	$–	$–	$–	$18,920
Total Borrowings	$18,920	$–	$–	$–	$18,920
Gross amount of recognized liabilities for securities lending transactions					$18,920

(1) Amounts represent the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand. The payable will be allocated into categories of securities based on the market value of the securities on loan.

12. FEDERAL AND FOREIGN INCOME TAX INFORMATION

It is each fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended applicable to regulated investment companies and to distribute all its taxable income to its shareholders and any net realized capital gains at least annually. Accordingly, no provisions for federal income taxes are recorded in the accompanying statements.

MADISON FUNDS | NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED) - continued | April 30, 2021

The funds have not recorded any liabilities for material unrecognized tax benefits as of April 30, 2021. It is each fund’s policy to recognize accrued interest and penalties related to uncertain tax benefits in income taxes, as appropriate. Tax years that remain open to examination by major tax jurisdictions include tax years ended October 31, 2017 through October 31, 2020.

For federal income tax purposes, the funds listed below have capital loss carryovers as of October 31, 2020, which are available to offset future capital gains, if any, realized through the fiscal year listed:

	No Expiration Date
Fund	Short-Term	Long-Term
Tax-Free National	$–	$23,679
Core Bond	348,969	1,794,440
Dividend Income	4,377,763	–

At April 30, 2021, the aggregate gross unrealized appreciation (depreciation) and net unrealized appreciation (depreciation) for all securities, as computed on a federal income tax basis for each fund were as follows:

Fund	Appreciation	Depreciation	Net
Conservative Allocation	$5,195,757	$689,419	$4,506,338
Moderate Allocation	17,646,914	923,837	16,723,077
Aggressive Allocation	11,164,306	314,243	10,850,063
Tax-Free Virginia	1,293,217	671	1,292,546
Tax-Free National	1,598,277	3,819	1,594,458
High Quality Bond	2,322,785	851,352	1,471,433
Core Bond	6,238,075	1,296,093	4,941,982
Diversified Income	43,987,878	754,131	43,233,747
Covered Call & Equity Income	1,794,555	15,208,262	(13,413,707)
Dividend Income	82,907,031	984,779	81,922,252
Investors	159,199,674	961,663	158,238,011
Small Cap	109,212,410	1,436,984	107,775,426
Mid Cap	294,098,751	1,399,336	292,699,415
International Stock	1,195,240	1,023,256	171,984

The differences between cost amounts for book purposes and tax purposes are primarily due to the tax deferral of wash sales.

13. CERTAIN RISKS

Investing in certain financial instruments, including forward foreign currency contracts, involves certain risks. Risks associated with these instruments include potential for an illiquid secondary market for the instruments or inability of counterparties to perform under the terms of the contracts, changes in the value of foreign currency relative to the U.S. dollar and financial statements’ volatility resulting from an imperfect correlation between the movements in the prices of the instruments and the prices of the underlying securities and interest rates being hedged. The International Stock Fund may enter into these contracts primarily to protect the fund from adverse currency movements.

Investing in foreign securities involves certain risks not necessarily found in U.S. markets. These include risks associated with adverse changes in economic, political, regulatory and other conditions, changes in currency exchange rates, exchange control regulations, expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments or capital gains, and possible difficulty in obtaining and enforcing judgments against foreign entities. Further, issuers of foreign securities are subject to different, and often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers.

The funds may be subject to interest rate risk which is the risk that the value of your investment will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the fair value of income-bearing securities. When interest rates rise, bond prices fall; generally the longer a bond’s maturity, the more sensitive it is to risk. Federal Reserve policy changes may expose fixed-income and related markets to heightened volatility and may reduce liquidity for certain fund investments, which could cause the value of a fund’s investments and share price to decline. The Core Bond Fund may invest in derivatives tied to fixed-income markets and may be more substantially exposed to these risks than a fund that does not invest in derivatives.

The Tax-Free Funds invest in municipal securities. Municipal securities generally are subject to possible default, bankruptcy or insolvency of the issuer. Principal and interest repayment may be affected by federal, state and local legislation, referendums, judicial decisions and executive acts. The tax-exempt status of municipal securities may be affected by future changes in the tax laws, litigation involving the tax status of the securities and errors and omissions by issuers and their counsel. Madison will not attempt to make an independent determination of the present or future tax-exempt status of municipal securities acquired for the funds. While most municipal securities have a readily available market, a variety of factors, including the scarcity of issues and the fact that tax-free investments are inappropriate for significant numbers of investors, limit the depth of the market for these securities. Accordingly, it may be more difficult for the funds to sell large blocks of municipal securities advantageously than would be the case with comparable taxable securities.

The Core Bond Fund may invest in futures contracts or options on futures contracts. Investing in futures contracts and options on futures entail certain other risks such as: unanticipated changes in interest rates, securities prices or currency exchange rates, and may result in a poorer overall performance for the fund than if it had not entered into any futures contracts or options transactions. In the event of an imperfect correlation between a futures position and portfolio position which is intended to be protected, the desired protection may not be obtained and the fund may be exposed to risk of loss. Perfect correlation between the fund’s futures positions and portfolio positions may be difficult to achieve.

The Covered Call & Equity Income Fund invests in options on securities. As the writer of a covered call option, the fund forgoes, during the option’s life, the opportunity to profit from increases in the fair value of the security covering the call option above the sum of the premium and the strike price of the call but has retained the risk of loss should the price of the underlying security decline. A writer of a put option is exposed to the risk of loss if fair value of the underlying securities declines, but profits only to the extent of the premium received if the underlying security increases in value. The writer of an option has no control over the time when it may be required to fulfill its obligation as writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price.

The Allocation Funds are fund of funds, meaning that each invests primarily in Underlying Funds, including ETFs. Thus, each fund’s investment performance and its ability to achieve its investment goal are directly related to the performance of the Underlying Funds in which it invests; and the Underlying Fund’s performance, in turn, depends on the particular securities in which that Underlying Fund invests and the expenses of that fund. Accordingly, the Allocation Funds are subject to the risks of the Underlying Funds in direct proportion to the allocation of their respective assets among the Underlying Funds.

Additionally, the Allocation Funds are subject to asset allocation risk and manager risk. Manager risk (i.e., fund selection risk) is the risk that the Underlying Fund(s) selected to fulfill a particular asset class underperforms their peers. Asset allocation risk is the risk that the allocation of the fund’s assets among the various asset classes and market segments will cause the fund to underperform other funds with a similar investment objective.

The funds are also subject to cybersecurity risk, which include the risks associated with computer systems, networks and devices to carry out routine business operations. These systems, networks and devices employ a variety of protections that are designed to prevent cyberattacks. Despite the various cyber protections

MADISON FUNDS | NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED) - concluded | April 30, 2021

utilized by the funds, the Investment Adviser, and other service providers, their systems, networks, or devices could potentially be breached. The funds, their shareholders, and the Investment Adviser could be negatively impacted as a result of a cybersecurity breach. The funds cannot control the cybersecurity plans and systems put in place by service providers or any other third parties whose operations may affect the funds. The funds do monitor this risk closely.

In addition to the other risks described above and in the Prospectus, you should understand what we refer to as “unknown market risks”. While investments in securities have been keystones in wealth building and management, at times these investments have produced surprises. Those who enjoyed growth and income of their investments generally were rewarded for the risks they took by investing in the markets. Although the Investment Adviser seeks to appropriately address and manage the risks identified and disclosed to you in connection with the management of the securities in the funds, you should understand that the very nature of the securities markets includes the possibility that there may be additional risks of which we are not aware. We certainly seek to identify all applicable risks and then appropriately address them, take appropriate action to reasonably manage them and to make you aware of them so you can determine if they exceed your risk tolerance. Nevertheless, the often volatile nature of the securities markets and the global economy in which we work suggests that the risk of the unknown is something to consider in connection with an investment in securities. Unforeseen events could under certain circumstances produce a material loss of the value of some or all of the securities we manage for you in the funds.

14. CAPITAL SHARES AND AFFILIATED OWNERSHIP

The Allocation Funds invest in Underlying Funds, certain of which may be deemed to be under common control because of the same or affiliated investment adviser and membership in a common family of investment companies (the “Affiliated Issuers”). A summary of the transactions with each Affiliated Underlying Fund during the period ended April 30, 2021 follows:

					Change in
	Beginning				Unrealized
	Value as of	Gross	Gross	Realized	Appreciation	Value at		Dividend	Distributions
Fund/Underlying Fund	10/31/2020	Additions	Sales	Gain (Loss)	(Depreciation)	4/30/2021	Shares	Income	Received[1]
Conservative Allocation Fund
Madison Core Bond Fund Class Y2	$15,767,502	$–	$(15,027,452)	$22,724	$(762,774)	$–	–	$105,388	$312,878
Madison Core Bond Fund Class I	–	14,476,932	–	–	208,324	14,685,256	1,420,238	50,884	–
Madison Dividend Income Fund Class I3	3,979,989	25,948	(2,207,128)	(190,025)	966,812	2,575,596	79,690	25,949	–
Madison Investors Fund Class R6[4]	4,691,920	455,715	(349,829)	138,007	540,516	5,476,329	199,720	26,202	429,514
Madison Mid Cap Fund Class R6[4]	729,280	25,416	(849,927)	157,146	(61,915)	–	–	1,417	23,999
Totals	$25,168,691	$14,984,011	$(18,434,336)	$127,852	$890,963	$22,737,181		$209,840	$766,391
Moderate Allocation Fund
Madison Core Bond Fund Class Y2	$16,075,227	$600,000	$(15,634,981)	$–	$(1,040,246)	$–	–	$113,074	$330,803
Madison Core Bond Fund Class I	–	15,634,981	–	–	459,869	16,094,850	1,556,562	55,769	–
Madison Dividend Income Fund Class I3	11,483,821	86,860	(4,336,468)	(1,181,438)	3,609,875	9,662,650	298,968	86,859	–
Madison Investors Fund Class R6[4]	14,792,518	1,371,797	(1,777,650)	(907,022)	3,005,231	16,484,874	601,199	78,871	1,292,926
Madison Mid Cap Fund Class R6[4]	2,203,193	59,323	(2,557,885)	482,415	(187,046)	–	–	3,306	56,016
Totals	$44,554,759	$17,752,961	$(24,306,984)	$(1,606,045)	$5,847,683	$42,242,374		$337,879	$1,679,745
Aggressive Allocation Fund
Madison Core Bond Fund Class Y2	$3,564,656	$375,000	$(3,721,531)	$–	$(218,125)	$–	–	$26,703	$78,121
Madison Core Bond Fund Class I	–	4,021,531	–	–	81,676	4,103,207	396,829	14,218	–
Madison Dividend Income Fund Class I3	7,003,254	55,398	(1,972,945)	(943,339)	2,448,595	6,590,963	203,928	55,397	–
Madison Investors Fund Class R6[4]	7,973,078	1,083,668	(493,533)	(813,133)	1,996,055	9,746,135	355,439	45,058	738,612
Madison Mid Cap Fund Class R6[4]	1,956,503	34,939	(2,243,266)	417,926	(166,102)	–	–	1,948	32,990
Totals	$20,497,491	$5,570,536	$(8,431,275)	$(1,338,546)	$4,142,099	$20,440,305		$143,324	$849,723

[1]	Distributions received include distributions from net investment income and from capital gains from the underlying funds.

[2]	During the six month period ended April 30, 2021, all Class Y shares were exchanged tax-free into Class I shares.

[3]	During the year ended October 31, 2020, all Class Y shares were exchanged tax-free into Class I shares.

[4]	During the year ended October 31, 2020, all Class Y shares were exchanged tax-free into Class R6 shares.

15. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the funds through the date the financial statements were available for issue. No other events have taken place that meet the definition of subsequent event that require adjustment to, or disclosure in the financial statements.

Madison Funds | April 30, 2021

Other Information (unaudited)

FUND EXPENSES PAID BY SHAREHOLDERS

As shareholders of the funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, and redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period ended April 30, 2021. Expenses paid during the period in the tables below are equal to the fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half fiscal year period).

Actual Expenses

The table below provides information about actual account values using actual expenses and actual returns for the funds. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table for the fund you own under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	CLASS A				CLASS B
	Beginning	Ending	Annual	Expenses Paid	Ending	Annual	Expenses Paid
Fund	Account Value	Account Value	Expense Ratio	During Period	Account Value	Expense Ratio	During Period
Conservative Allocation*	$1,000	$1,049.30	0.71%	$3.61	$1,044.60	1.46%	$7.40
Moderate Allocation*	1,000	1,101.70	0.71%	3.70	1,096.70	1.46%	7.59
Aggressive Allocation*	1,000	1,144.80	0.71%	3.78	1,139.40	1.46%	7.74
Core Bond	1,000	993.80	0.89%	4.40	990.20	1.65%	8.14
Diversified Income	1,000	1,162.60	1.11%	5.95	1,158.60	1.86%	9.95
Covered Call & Equity Income	1,000	1,266.80	1.25%	7.03	N/A	N/A	N/A
Dividend Income	1,000	1,244.60	1.15%	6.40	N/A	N/A	N/A
Investors	1,000	1,250.40	1.16%	6.47	N/A	N/A	N/A
Mid Cap	1,000	1,285.40	1.40%	7.93	1,281.10	2.15%	12.16
Small Cap	1,000	1,472.70	1.42%	8.71	N/A	N/A	N/A
International Stock	1,000	1,194.20	1.61%	8.76	1,189.80	2.36%	12.81

	CLASS C
Fund	Beginning Account Value	Ending Account Value	Annual Expense Ratio	Expenses Paid During Period
Conservative Allocation	$1,000	$1,044.60	1.46%	$7.40
Moderate Allocation	1,000	1,097.50	1.46%	7.59
Aggressive Allocation	1,000	1,139.20	1.46%	7.74
Diversified Income	1,000	1,157.90	1.85%	9.90
Covered Call & Equity Income	1,000	1,261.50	2.01%	11.27

	CLASS Y
Fund	Beginning Account Value	Ending Account Value	Annual Expense Ratio	Expenses Paid During Period
Tax-Free Virginia	$1,000	$1,006.10	0.86%	$4.28
Tax-Free National	1,000	1,009.50	0.76%	3.79
High Quality Bond	1,000	991.20	0.40%	1.97
Core Bond	1,000	997.60	0.65%	3.22
Covered Call & Equity Income	1,000	1,269.10	1.01%	5.68
Dividend Income	1,000	1,245.40	0.91%	5.07
Investors	1,000	1,252.10	0.91%	5.08
Mid Cap	1,000	1,290.10	0.95%	5.39
Small Cap	1,000	1,474.30	1.17%	7.18
International Stock	1,000	1,195.90	1.36%	7.40

	CLASS R6
Fund	Beginning Account Value	Ending Account Value	Annual Expense Ratio	Expenses Paid During Period
Covered Call & Equity Income	$1,000	$1,270.10	0.88%	$4.95
Investors	1,000	1,253.30	0.73%	4.08
Mid Cap	1,000	1,290.20	0.77%	4.37

	CLASS I
Fund	Beginning Account Value	Ending Account Value	Annual Expense Ratio	Expenses Paid During Period
Core Bond**	$1,000	$998.70	0.50%	$0.84
Dividend Income	1,000	1,246.50	0.81%	4.51
Investors	1,000	1,252.90	0.81%	4.52
Mid Cap	1,000	1,289.40	0.85%	4.82
Small Cap**	1,000	1,066.60	1.02%	1.76

*The annual expense ratio does not include the expenses of the underlying funds.

**Commenced investment operations on March 1, 2021. Expenses represent the 61 days period ending April 30, 2021.

MADISON FUNDS | OTHER INFORMATION (UNAUDITED) - continued | April 30, 2021

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the funds and other funds. To do so, compare the 5% hypothetical example of the funds you own with the 5% hypothetical examples that appear in the shareholder reports of other similar funds.

	CLASS A				CLASS B
Fund	Beginning Account Value	Ending Account Value	Annual Expense Ratio	Expenses Paid During Period	Ending Account Value	Annual Expense Ratio	Expenses Paid During Period
Conservative Allocation*	$1,000	$1,021.27	0.71%	$3.56	$1,017.55	1.46%	$ 7.30
Moderate Allocation*	1,000	1,021.27	0.71%	3.56	1,017.55	1.46%	7.30
Aggressive Allocation*	1,000	1,021.27	0.71%	3.56	1,017.55	1.46%	7.30
Core Bond	1,000	1,020.38	0.89%	4.46	1,016.61	1.65%	8.25
Diversified Income	1,000	1,019.29	1.11%	5.56	1,015.57	1.86%	9.30
Dividend Income	1,000	1,019.09	1.15%	5.76	N/A	N/A	N/A
Covered Call & Equity Income	1,000	1,018.60	1.25%	6.26	N/A	N/A	N/A
Investors	1,000	1,019.04	1.16%	5.81	N/A	N/A	N/A
Mid Cap	1,000	1,017.85	1.40%	7.00	1,014.13	2.15%	10.74
Small Cap	1,000	1,017.75	1.42%	7.10	N/A	N/A	N/A
International Stock	1,000	1,016.81	1.61%	8.05	1,013.09	2.36%	11.78

	CLASS C
Fund	Beginning Account Value	Ending Account Value	Annual Expense Ratio	Expenses Paid During Period
Conservative Allocation*	$1,000	$1,017.55	1.46%	$ 7.30
Moderate Allocation*	1,000	1,017.55	1.46%	7.30
Aggressive Allocation*	1,000	1,017.55	1.46%	7.30
Diversified Income	1,000	1,015.62	1.85%	9.25
Covered Call & Equity Income	1,000	1,014.83	2.01%	10.04

	CLASS Y
Fund	Beginning Account Value	Ending Account Value	Annual Expense Ratio	Expenses Paid During Period
Tax-Free Virginia	$1,000	$1,020.53	0.86%	$4.31
Tax-Free National	1,000	1,021.03	0.76%	3.81
High Quality Bond	1,000	1,022.81	0.40%	2.01
Core Bond	1,000	1,021.57	0.65%	3.26
Covered Call & Equity Income	1,000	1,019.79	1.01%	5.06
Dividend Income	1,000	1,020.28	0.91%	4.56
Investors	1,000	1,020.28	0.91%	4.56
Mid Cap	1,000	1,020.08	0.95%	4.76
Small Cap	1,000	1,018.99	1.17%	5.86
International Stock	1,000	1,018.05	1.36%	6.81

	CLASS R6
Fund	Beginning Account Value	Ending Account Value	Annual Expense Ratio	Expenses Paid During Period
Covered Call & Equity Income	$1,000	$1,020.43	0.88%	$4.41
Investors	1,000	1,021.17	0.73%	3.66
Mid Cap	1,000	1,020.98	0.77%	3.86

	CLASS I
Fund	Beginning Account Value	Ending Account Value	Annual Expense Ratio	Expenses Paid During Period
Core Bond**	$1,000	$1,022.32	0.50%	$2.51
Dividend Income	1,000	1,020.78	0.81%	4.06
Investors	1,000	1,020.78	0.81%	4.06
Mid Cap	1,000	1,020.58	0.85%	4.26
Small Cap**	1,000	1,019.74	1.02%	5.11

*The annual expense ratio does not include the expenses of the underlying funds.

**Commenced investment operations on March 1, 2021. Expenses represent the 61 days period ending April 30, 2021.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. The information provided in the hypothetical example table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

MADISON FUNDS | OTHER INFORMATION (UNAUDITED) - concluded | April 30, 2021

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES

The funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-EX. Form NPORT-EX is available to shareholders at no cost by calling 1-800-877-6089 or on the SEC’s website at www.sec.gov. Form NPORT-EX may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. More information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PROXY VOTING POLICIES, PROCEDURES AND RECORDS

A description of the policies and procedures used by the funds to vote proxies related to portfolio securities is available to shareholders at no cost on the funds’ website at www.madisonfunds.com or upon request by calling 1-800-877-6089 or on the SEC’s website at www.sec.gov. The proxy voting records for the Funds for the most recent twelve-month period ended June 30 are available to shareholders at no cost upon request 1-800-SEC-0330 on the SEC’s website at www.sec.gov.

FORWARD-LOOKING STATEMENT DISCLOSURE

One of our most important responsibilities as investment company managers is to communicate with shareholders in an open and direct manner. Some of our comments in the “Management’s Discussion of Fund Performance” are based on current management expectations and are considered “forward-looking statements.” Actual future results, however, may prove to be different from our expectations. You can identify forward-looking statements by words such as estimate, may, will, expect, believe, plan and other similar terms. We cannot promise future returns. Our opinions are a reflection of our best judgment at the time this report is compiled, and we disclaim any obligation to update or alter forward-looking statements as a result of new information, future events, or otherwise.

MADISON FUNDS | April 30, 2021

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4460-P1060
Rev. 0421

Item 2. Code of Ethics.

Not applicable to Semi-Annual Report.

Item 3. Audit Committee Financial Expert.

Not applicable to Semi-Annual Report.

Item 4. Principal Accountant Fees and Services.

Not applicable to Semi-Annual Report.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments

Schedule included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The Trust does not normally hold shareholder meetings.  There have been no changes to the Trust’s procedures during the period covered by this report.

Item 11. Controls and Procedures.

(a) The Trust’s principal executive officer and principal financial officer determined that the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 within 90 days of the date of this report. There were no significant changes in the Trust’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation. The officers identified no significant deficiencies or material weaknesses.

(b) There were no changes in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)          (1) Code of ethics - See Item 2.

(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Act. – Filed herewith.

(3) Not applicable.

(4) There was no change in the registrant’s independent public accountant for the period covered by this report.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Act. - Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Madison Funds

/s/ Steven J. Fredricks
Steven J. Fredricks, Chief Legal Officer & Chief Compliance Officer

Date: July 1, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Patrick F. Ryan
Patrick F. Ryan, Principal Executive Officer

Date: July 1, 2021

/s/ Greg Hoppe
Greg Hoppe, Principal Financial Officer

Date: July 1, 2021